UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Dividend Growth Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	3.6
Alphabet, Inc. Class C	3.9	2.8
Microsoft Corp.	3.4	3.4
Johnson & Johnson	3.2	3.0
JPMorgan Chase & Co.	2.5	2.7
Bank of America Corp.	2.3	2.9
Wells Fargo & Co.	2.3	3.0
Chevron Corp.	2.2	2.5
Exxon Mobil Corp.	2.2	2.6
Citigroup, Inc.	2.1	1.7
	29.4

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.4	18.4
Financials	17.7	18.0
Health Care	11.2	10.7
Consumer Staples	11.1	12.4
Industrials	8.6	8.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	94.9%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 11.9%

As of November 30, 2016*
Stocks	94.0%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 12.1%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Diversified Consumer Services - 0.1%
Service Corp. International	37,800	$1,205
Hotels, Restaurants & Leisure - 2.2%
Cedar Fair LP (depositary unit)	71,509	5,079
Las Vegas Sands Corp.	76,500	4,523
McDonald's Corp.	83,300	12,569
		22,171
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	73,000	1,713
Media - 2.6%
Charter Communications, Inc. Class A (a)	23,800	8,224
Comcast Corp. Class A	447,950	18,675
		26,899
Multiline Retail - 0.5%
Dollar General Corp.	42,400	3,112
Dollar Tree, Inc. (a)	26,100	2,028
		5,140
Specialty Retail - 2.1%
AutoZone, Inc. (a)	12,400	7,513
Foot Locker, Inc.	109,691	6,517
Kingfisher PLC	4,121	17
L Brands, Inc.	71,700	3,700
Ross Stores, Inc.	61,200	3,912
		21,659
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	78,800	4,239

TOTAL CONSUMER DISCRETIONARY		83,026

CONSUMER STAPLES - 11.1%
Beverages - 5.1%
Anheuser-Busch InBev SA NV	29,100	3,401
Constellation Brands, Inc. Class A (sub. vtg.)	33,300	6,086
Dr. Pepper Snapple Group, Inc.	70,911	6,581
Molson Coors Brewing Co. Class B	98,500	9,337
PepsiCo, Inc.	123,000	14,375
The Coca-Cola Co.	275,310	12,518
		52,298
Food & Staples Retailing - 0.9%
CVS Health Corp.	44,300	3,404
Kroger Co.	188,220	5,605
		9,009
Food Products - 0.8%
Hilton Food Group PLC	243,744	2,390
Morinaga & Co. Ltd.	11,900	709
The J.M. Smucker Co.	13,700	1,752
The Kraft Heinz Co.	42,400	3,909
		8,760
Household Products - 1.9%
Colgate-Palmolive Co.	53,600	4,093
Procter & Gamble Co.	175,388	15,450
		19,543
Personal Products - 0.4%
Coty, Inc. Class A	242,984	4,602
Tobacco - 2.0%
British American Tobacco PLC (United Kingdom)	140,330	10,040
Reynolds American, Inc.	152,200	10,235
		20,275

TOTAL CONSUMER STAPLES		114,487

ENERGY - 8.1%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	43,500	2,399
Oil, Gas & Consumable Fuels - 7.8%
Amyris, Inc. (a)	99,781	26
Chevron Corp.	216,890	22,444
ConocoPhillips Co.	350,600	15,668
Exxon Mobil Corp.	276,822	22,284
Imperial Oil Ltd.	196,100	5,548
Kinder Morgan, Inc.	194,700	3,653
Northern Oil & Gas, Inc. (a)(b)	128,694	212
PrairieSky Royalty Ltd. (b)	119,900	2,586
Suncor Energy, Inc.	257,180	8,049
		80,470

TOTAL ENERGY		82,869

FINANCIALS - 17.7%
Banks - 12.4%
Bank of America Corp.	1,063,803	23,840
Citigroup, Inc.	361,423	21,881
JPMorgan Chase & Co.	317,493	26,082
PacWest Bancorp	159,000	7,421
Stock Yards Bancorp, Inc.	20,700	749
SunTrust Banks, Inc.	163,100	8,705
U.S. Bancorp	299,317	15,232
Wells Fargo & Co.	462,190	23,636
		127,546
Capital Markets - 2.6%
CBOE Holdings, Inc.	31,500	2,721
Diamond Hill Investment Group, Inc.	15,100	3,054
MSCI, Inc.	70,700	7,192
S&P Global, Inc.	85,467	12,206
TD Ameritrade Holding Corp.	37,600	1,405
		26,578
Consumer Finance - 0.6%
Capital One Financial Corp.	83,400	6,415
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
		6,415
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	72,700	12,016
Insurance - 0.9%
Chubb Ltd.	63,600	9,107

TOTAL FINANCIALS		181,662

HEALTH CARE - 11.2%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	32,100	3,147
Amgen, Inc.	117,037	18,169
		21,316
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	227,300	6,144
Danaher Corp.	123,094	10,456
Medtronic PLC	177,502	14,960
		31,560
Health Care Technology - 0.2%
CompuGroup Medical AG	43,779	2,487
Pharmaceuticals - 5.8%
Allergan PLC	56,900	12,731
Bristol-Myers Squibb Co.	43,000	2,320
GlaxoSmithKline PLC	314,127	6,876
Johnson & Johnson	261,002	33,474
Teva Pharmaceutical Industries Ltd. sponsored ADR	170,600	4,753
		60,154

TOTAL HEALTH CARE		115,517

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	36,600	1,779
General Dynamics Corp.	42,900	8,719
United Technologies Corp.	70,800	8,587
		19,085
Commercial Services & Supplies - 0.3%
Deluxe Corp.	45,900	3,129
Electrical Equipment - 1.9%
AMETEK, Inc.	243,200	14,840
Fortive Corp.	83,197	5,196
		20,036
Industrial Conglomerates - 3.2%
General Electric Co.	614,300	16,820
Honeywell International, Inc.	66,700	8,870
Roper Technologies, Inc.	29,596	6,724
		32,414
Machinery - 0.8%
Caterpillar, Inc.	79,200	8,350
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	24,800	1,314
Trading Companies & Distributors - 0.4%
Fastenal Co.	46,100	1,990
HD Supply Holdings, Inc. (a)	49,700	2,005
Now, Inc. (a)	17,720	293
		4,288

TOTAL INDUSTRIALS		88,616

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	431,179	13,595
Internet Software & Services - 3.9%
Alphabet, Inc. Class C (a)	42,228	40,744
IT Services - 3.9%
Accenture PLC Class A	114,000	14,190
Fidelity National Information Services, Inc.	106,298	9,128
PayPal Holdings, Inc. (a)	72,700	3,796
Sabre Corp. (b)	147,600	3,311
Total System Services, Inc.	158,800	9,457
		39,882
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	93,500	3,376
KLA-Tencor Corp.	23,700	2,465
NXP Semiconductors NV (a)	11,800	1,297
Qualcomm, Inc.	160,578	9,196
		16,334
Software - 6.4%
Activision Blizzard, Inc.	316,517	18,542
Constellation Software, Inc.	2,400	1,241
Micro Focus International PLC	291,300	8,985
Microsoft Corp.	503,963	35,197
SAP AG	13,942	1,498
		65,463
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	356,224	54,413

TOTAL INFORMATION TECHNOLOGY		230,431

MATERIALS - 4.7%
Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	151,800	11,980
LyondellBasell Industries NV Class A	136,100	10,959
Monsanto Co.	67,300	7,902
PPG Industries, Inc.	27,900	2,967
W.R. Grace & Co.	37,700	2,703
		36,511
Containers & Packaging - 1.2%
Ball Corp.	290,936	11,899

TOTAL MATERIALS		48,410

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	86,400	11,335
Corrections Corp. of America	15,200	437
		11,772
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	300,800	11,590
Verizon Communications, Inc.	142,500	6,646
		18,236
TOTAL COMMON STOCKS
(Cost $739,708)		975,026
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $660)	989	653
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.86% (c)	53,292,387	53,303
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	3,676,346	3,677
TOTAL MONEY MARKET FUNDS
(Cost $56,973)		56,980
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $797,341)		1,032,659
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,628)
NET ASSETS - 100%		$1,028,031

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$191
Fidelity Securities Lending Cash Central Fund	7
Total	$198

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$83,026	$83,009	$17	$--
Consumer Staples	114,487	101,046	13,441	--
Energy	82,869	82,869	--	--
Financials	181,662	181,662	--	--
Health Care	115,517	108,641	6,876	--
Industrials	88,616	88,616	--	--
Information Technology	230,431	228,933	1,498	--
Materials	48,410	48,410	--	--
Real Estate	11,772	11,772	--	--
Telecommunication Services	18,236	18,236	--	--
Corporate Bonds	653	--	653	--
Money Market Funds	56,980	56,980	--	--
Total Investments in Securities:	$1,032,659	$1,010,174	$22,485	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Ireland	4.1%
United Kingdom	2.8%
Canada	1.6%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,422) — See accompanying schedule: Unaffiliated issuers (cost $740,368)	$975,679
Fidelity Central Funds (cost $56,973)	56,980
Total Investments (cost $797,341)		$1,032,659
Receivable for fund shares sold		442
Dividends receivable		2,233
Interest receivable		12
Distributions receivable from Fidelity Central Funds		39
Other receivables		18
Total assets		1,035,403
Liabilities
Payable for fund shares redeemed	$2,806
Accrued management fee	297
Distribution and service plan fees payable	357
Other affiliated payables	197
Other payables and accrued expenses	38
Collateral on securities loaned	3,677
Total liabilities		7,372
Net Assets		$1,028,031
Net Assets consist of:
Paid in capital		$787,530
Undistributed net investment income		4,866
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		235,319
Net Assets		$1,028,031
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($361,970 ÷ 19,950.30 shares)		$18.14
Maximum offering price per share (100/94.25 of $18.14)		$19.25
Class M:
Net Asset Value and redemption price per share ($356,542 ÷ 19,738.08 shares)		$18.06
Maximum offering price per share (100/96.50 of $18.06)		$18.72
Class C:
Net Asset Value and offering price per share ($158,040 ÷ 9,139.40 shares)(a)		$17.29
Class I:
Net Asset Value, offering price and redemption price per share ($151,242 ÷ 7,962.58 shares)		$18.99
Class Z:
Net Asset Value, offering price and redemption price per share ($237 ÷ 12.31 shares)		$19.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$10,119
Interest		126
Income from Fidelity Central Funds		198
Total income		10,443
Expenses
Management fee
Basic fee	$2,781
Performance adjustment	(1,011)
Transfer agent fees	1,025
Distribution and service plan fees	2,140
Accounting and security lending fees	169
Custodian fees and expenses	19
Independent trustees' fees and expenses	2
Registration fees	37
Audit	35
Legal	6
Miscellaneous	5
Total expenses before reductions	5,208
Expense reductions	(20)	5,188
Net investment income (loss)		5,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,450
Fidelity Central Funds	(1)
Total net realized gain (loss)		10,449
Change in net unrealized appreciation (depreciation) on: Investment securities	67,192
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		67,195
Net gain (loss)		77,644
Net increase (decrease) in net assets resulting from operations		$82,899

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,255	$11,303
Net realized gain (loss)	10,449	(3,768)
Change in net unrealized appreciation (depreciation)	67,195	31,304
Net increase (decrease) in net assets resulting from operations	82,899	38,839
Distributions to shareholders from net investment income	(10,211)	(8,944)
Distributions to shareholders from net realized gain	–	(56,257)
Total distributions	(10,211)	(65,201)
Share transactions - net increase (decrease)	(30,926)	(21,716)
Total increase (decrease) in net assets	41,762	(48,078)
Net Assets
Beginning of period	986,269	1,034,347
End of period	$1,028,031	$986,269
Other Information
Undistributed net investment income end of period	$4,866	$9,822

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$17.35	$19.65	$17.23	$13.33	$11.45
Income from Investment Operations
Net investment income (loss)A	.11	.21	.20	.23B	.13	.07
Net realized and unrealized gain (loss)	1.34	.46	(.34)C	2.29	3.87	1.81
Total from investment operations	1.45	.67	(.14)	2.52	4.00	1.88
Distributions from net investment income	(.21)	(.18)	(.19)	(.09)	(.10)	–
Distributions from net realized gain	–	(.94)	(1.96)	(.01)	–	–
Total distributions	(.21)	(1.12)	(2.16)D	(.10)	(.10)	–
Net asset value, end of period	$18.14	$16.90	$17.35	$19.65	$17.23	$13.33
Total ReturnE,F,G	8.62%	4.36%	(.41)%C	14.70%	30.26%	16.42%
Ratios to Average Net AssetsH,I
Expenses before reductions	.85%J	.90%	1.01%	.94%	.98%	1.21%
Expenses net of fee waivers, if any	.85%J	.90%	1.00%	.94%	.98%	1.21%
Expenses net of all reductions	.85%J	.90%	1.00%	.94%	.97%	1.20%
Net investment income (loss)	1.20%J	1.33%	1.13%	1.29%B	.87%	.53%
Supplemental Data
Net assets, end of period (in millions)	$362	$355	$356	$386	$369	$301
Portfolio turnover rateK	27%J	31%	56%	106%	70%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.51)%.

 D Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.81	$17.25	$19.55	$17.15	$13.26	$11.42
Income from Investment Operations
Net investment income (loss)A	.08	.17	.15	.19B	.10	.04
Net realized and unrealized gain (loss)	1.33	.47	(.34)C	2.27	3.86	1.80
Total from investment operations	1.41	.64	(.19)	2.46	3.96	1.84
Distributions from net investment income	(.16)	(.14)	(.15)	(.06)	(.07)	–
Distributions from net realized gain	–	(.94)	(1.96)	(.01)	–	–
Total distributions	(.16)	(1.08)	(2.11)	(.06)D	(.07)	–
Net asset value, end of period	$18.06	$16.81	$17.25	$19.55	$17.15	$13.26
Total ReturnE,F,G	8.45%	4.15%	(.67)%C	14.41%	30.05%	16.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	1.14%	1.24%	1.18%	1.20%	1.42%
Expenses net of fee waivers, if any	1.09%J	1.14%	1.24%	1.18%	1.20%	1.42%
Expenses net of all reductions	1.09%J	1.14%	1.24%	1.17%	1.19%	1.42%
Net investment income (loss)	.96%J	1.09%	.89%	1.05%B	.65%	.32%
Supplemental Data
Net assets, end of period (in millions)	$357	$351	$372	$412	$375	$304
Portfolio turnover rateK	27%J	31%	56%	106%	70%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.77)%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.06	$16.53	$18.82	$16.54	$12.79	$11.07
Income from Investment Operations
Net investment income (loss)A	.04	.09	.06	.09B	.02	(.02)
Net realized and unrealized gain (loss)	1.27	.44	(.32)C	2.20	3.73	1.74
Total from investment operations	1.31	.53	(.26)	2.29	3.75	1.72
Distributions from net investment income	(.08)	(.06)	(.06)	–	–	–
Distributions from net realized gain	–	(.94)	(1.96)	(.01)	–	–
Total distributions	(.08)	(1.00)	(2.03)D	(.01)	–	–
Net asset value, end of period	$17.29	$16.06	$16.53	$18.82	$16.54	$12.79
Total ReturnE,F,G	8.18%	3.58%	(1.16)%C	13.83%	29.36%	15.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.66%	1.76%	1.69%	1.72%	1.94%
Expenses net of fee waivers, if any	1.61%J	1.66%	1.76%	1.69%	1.72%	1.94%
Expenses net of all reductions	1.61%J	1.66%	1.76%	1.69%	1.71%	1.93%
Net investment income (loss)	.44%J	.57%	.37%	.54%B	.13%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$158	$154	$167	$179	$160	$123
Portfolio turnover rateK	27%J	31%	56%	106%	70%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.26)%.

 D Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.70	$18.12	$20.42	$17.91	$13.86	$11.88
Income from Investment Operations
Net investment income (loss)A	.13	.26	.25	.29B	.18	.11
Net realized and unrealized gain (loss)	1.40	.49	(.35)C	2.37	4.02	1.87
Total from investment operations	1.53	.75	(.10)	2.66	4.20	1.98
Distributions from net investment income	(.24)	(.22)	(.24)	(.14)	(.15)	–
Distributions from net realized gain	–	(.94)	(1.96)	(.01)	–	–
Total distributions	(.24)	(1.17)D	(2.20)	(.15)	(.15)	–
Net asset value, end of period	$18.99	$17.70	$18.12	$20.42	$17.91	$13.86
Total ReturnE,F	8.73%	4.60%	(.14)%C	14.99%	30.63%	16.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.67%	.76%	.69%	.70%	.91%
Expenses net of fee waivers, if any	.61%I	.67%	.76%	.69%	.70%	.91%
Expenses net of all reductions	.61%I	.66%	.76%	.69%	.69%	.90%
Net investment income (loss)	1.44%I	1.57%	1.37%	1.54%B	1.15%	.83%
Supplemental Data
Net assets, end of period (in millions)	$151	$123	$125	$131	$135	$103
Portfolio turnover rateJ	27%I	31%	56%	106%	70%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.24)%.

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.941 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$18.36	$20.44	$17.92	$16.59
Income from Investment Operations
Net investment income (loss)B	.15	.29	.28	.31C	.06
Net realized and unrealized gain (loss)	1.41	.50	(.35)D	2.38	1.27
Total from investment operations	1.56	.79	(.07)	2.69	1.33
Distributions from net investment income	(.26)	(.26)	(.05)	(.17)	–
Distributions from net realized gain	–	(.94)	(1.96)	(.01)	–
Total distributions	(.26)	(1.20)	(2.01)	(.17)E	–
Net asset value, end of period	$19.25	$17.95	$18.36	$20.44	$17.92
Total ReturnF,G	8.80%	4.80%	(.01)%D	15.20%	8.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	.45%J	.49%	.59%	.52%	.54%J
Expenses net of fee waivers, if any	.45%J	.49%	.59%	.52%	.54%J
Expenses net of all reductions	.45%J	.49%	.59%	.52%	.52%J
Net investment income (loss)	1.60%J	1.74%	1.54%	1.71%C	1.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$237	$2,455	$8,642	$118	$7,394
Portfolio turnover rateK	27%J	31%	56%	106%	70%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.11)%.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$261,838
Gross unrealized depreciation	(26,605)
Net unrealized appreciation (depreciation) on securities	$235,233
Tax cost	$797,426

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(9,753)
Long-term	–
Total no expiration	(9,753)
Total capital loss carryforward	$(9,753)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,519 and $158,068, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$457	$3
Class M	.25%	.25%	896	2
Class C	.75%	.25%	787	16
			$2,140	$21

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$48
Class M	8
Class C(a)	4
$60

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$364.20
Class M	348.19
Class C	168.21
Class I	145.21
Class Z	–(b)	.05
	$1,025

 (a) Annualized

 (b) In the amount of less than five hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$4,338	$3,750
Class M	3,360	2,967
Class C	762	563
Class I	1,715	1,543
Class Z	36	121
Total	$10,211	$8,944
From net realized gain
Class A	$–	$19,280
Class M	–	20,231
Class B	–	361
Class C	–	9,460
Class I	–	6,482
Class Z	–	443
Total	$–	$56,257

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	1,336	3,281	$23,462	$52,651
Reinvestment of distributions	236	1,348	4,055	21,238
Shares redeemed	(2,634)	(4,157)	(46,585)	(66,836)
Net increase (decrease)	(1,062)	472	$(19,068)	$7,053
Class M
Shares sold	1,584	3,492	$27,756	$55,838
Reinvestment of distributions	191	1,444	3,277	22,671
Shares redeemed	(2,942)	(5,580)	(51,773)	(89,471)
Net increase (decrease)	(1,167)	(644)	$(20,740)	$(10,962)
Class B
Shares sold	–	10	$–	$140
Reinvestment of distributions	–	22	–	337
Shares redeemed	–	(423)	–	(6,401)
Net increase (decrease)	–	(391)	$–	$(5,924)
Class C
Shares sold	381	946	$6,384	$14,422
Reinvestment of distributions	41	579	674	8,736
Shares redeemed	(863)	(2,021)	(14,470)	(31,096)
Net increase (decrease)	(441)	(496)	$(7,412)	$(7,938)
Class I
Shares sold	1,878	1,496	$34,959	$25,131
Reinvestment of distributions	89	451	1,608	7,424
Shares redeemed	(979)	(1,850)	(17,927)	(30,828)
Net increase (decrease)	988	97	$18,640	$1,727
Class Z
Shares sold	13	23	$251	$389
Reinvestment of distributions	2	34	36	565
Shares redeemed	(140)	(391)	(2,633)	(6,626)
Net increase (decrease)	(125)	(334)	$(2,346)	$(5,672)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.85%
Actual		$1,000.00	$1,086.20	$4.42
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.09%
Actual		$1,000.00	$1,084.50	$5.66
Hypothetical-C		$1,000.00	$1,019.50	$5.49
Class C	1.61%
Actual		$1,000.00	$1,081.80	$8.36
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Class I	.61%
Actual		$1,000.00	$1,087.30	$3.17
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class Z	.45%
Actual		$1,000.00	$1,088.00	$2.34
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADGF-SANN-0717
1.721239.118

Fidelity Advisor® Equity Value Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.4	3.4
Wells Fargo & Co.	3.0	3.0
JPMorgan Chase & Co.	2.6	4.2
Alphabet, Inc. Class A	2.1	2.0
Apple, Inc.	2.1	1.9
Amgen, Inc.	2.0	2.1
U.S. Bancorp	2.0	1.9
United Technologies Corp.	1.7	1.4
General Electric Co.	1.7	2.8
Johnson & Johnson	1.7	3.1
	22.3

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	28.7
Health Care	14.1	13.5
Information Technology	12.7	14.4
Consumer Discretionary	9.8	10.4
Consumer Staples	7.0	3.9

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks	89.9%
Short-Term Investments and Net Other Assets (Liabilities)	10.1%

 * Foreign investments - 22.1%

As of November 30, 2016 *
Stocks	94.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 19.8%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.5%
Hyundai Mobis	3,850	$944,003
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	68,300	1,432,934
Media - 6.1%
CBS Corp. Class B	29,700	1,814,967
Charter Communications, Inc. Class A (a)	3,211	1,109,561
Corus Entertainment, Inc. Class B (non-vtg.)	61,600	609,228
Discovery Communications, Inc. Class A (a)(b)	55,000	1,457,500
John Wiley & Sons, Inc. Class A	21,215	1,075,601
Lions Gate Entertainment Corp.:
Class A	18,950	513,545
Class B (a)	81,381	2,058,125
Time Warner, Inc.	22,500	2,238,525
Twenty-First Century Fox, Inc. Class A	73,000	1,979,760
		12,856,812
Specialty Retail - 0.7%
Cabela's, Inc. Class A (a)	25,900	1,368,297
Textiles, Apparel & Luxury Goods - 1.8%
Christian Dior SA	5,300	1,513,445
PVH Corp.	21,700	2,299,115
		3,812,560

TOTAL CONSUMER DISCRETIONARY		20,414,606

CONSUMER STAPLES - 7.0%
Beverages - 1.5%
C&C Group PLC	372,820	1,423,945
PepsiCo, Inc.	14,400	1,682,928
		3,106,873
Food & Staples Retailing - 2.2%
CVS Health Corp.	34,000	2,612,220
Wal-Mart Stores, Inc.	26,700	2,098,620
		4,710,840
Food Products - 2.0%
Kellogg Co.	13,200	945,120
Seaboard Corp.	300	1,214,853
The J.M. Smucker Co.	16,279	2,081,270
		4,241,243
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,800	1,412,723
Tobacco - 0.6%
British American Tobacco PLC:
(United Kingdom)	14,400	1,030,213
sponsored ADR	2,800	201,936
		1,232,149

TOTAL CONSUMER STAPLES		14,703,828

ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	30,697	3,176,526
FLEX LNG Ltd. (a)	638,500	808,582
GasLog Ltd.	27,800	360,010
GasLog Partners LP	77,000	1,686,300
Golar LNG Partners LP	69,200	1,367,392
Hoegh LNG Partners LP	45,800	874,780
Phillips 66 Co.	25,600	1,948,416
Suncor Energy, Inc.	33,100	1,035,991
Teekay Corp. (b)	135,500	827,905
Teekay LNG Partners LP	92,500	1,406,000
Teekay Offshore Partners LP	375,913	1,176,608
		14,668,510
FINANCIALS - 22.9%
Banks - 8.4%
JPMorgan Chase & Co.	66,252	5,442,602
SunTrust Banks, Inc.	32,300	1,723,851
U.S. Bancorp	81,366	4,140,716
Wells Fargo & Co.	122,132	6,245,830
		17,552,999
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	11,900	2,513,994
Consumer Finance - 2.1%
Capital One Financial Corp.	12,918	993,653
Discover Financial Services	28,800	1,690,560
Synchrony Financial	61,200	1,643,220
		4,327,433
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	42,969	7,101,914
Insurance - 5.0%
Allied World Assurance Co. Holdings AG	28,300	1,487,731
Allstate Corp.	21,300	1,839,042
Chubb Ltd.	13,400	1,918,746
FNF Group	25,380	1,081,442
FNFV Group (a)	30,592	426,758
Prudential PLC	72,464	1,625,830
The Travelers Companies, Inc.	17,487	2,183,252
		10,562,801
Mortgage Real Estate Investment Trusts - 2.8%
Agnc Investment Corp.	90,201	1,875,279
Annaly Capital Management, Inc.	179,505	2,150,470
MFA Financial, Inc.	209,136	1,740,012
		5,765,761

TOTAL FINANCIALS		47,824,902

HEALTH CARE - 14.1%
Biotechnology - 3.0%
Amgen, Inc.	26,700	4,144,908
Dyax Corp. rights 12/31/19 (a)	58,900	190,836
Shire PLC sponsored ADR	10,943	1,890,075
		6,225,819
Health Care Providers & Services - 4.5%
Aetna, Inc.	10,900	1,578,974
Anthem, Inc.	10,000	1,823,500
Cigna Corp.	20,400	3,289,092
McKesson Corp.	16,300	2,658,367
		9,349,933
Pharmaceuticals - 6.6%
Allergan PLC	13,100	2,931,125
Bayer AG	18,700	2,484,720
Johnson & Johnson	27,392	3,513,024
Sanofi SA sponsored ADR	48,000	2,380,320
Teva Pharmaceutical Industries Ltd. sponsored ADR	94,632	2,636,448
		13,945,637

TOTAL HEALTH CARE		29,521,389

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.7%
United Technologies Corp.	29,500	3,577,760
Industrial Conglomerates - 1.7%
General Electric Co.	130,500	3,573,090
Machinery - 0.5%
Deere & Co.	8,210	1,005,397
Professional Services - 1.9%
Dun & Bradstreet Corp.	24,200	2,533,982
Nielsen Holdings PLC	38,700	1,489,176
		4,023,158
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	23,400	1,030,068

TOTAL INDUSTRIALS		13,209,473

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.8%
Cisco Systems, Inc.	101,082	3,187,115
Harris Corp.	14,500	1,626,320
Juniper Networks, Inc.	37,800	1,108,674
		5,922,109
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	16,998	1,340,292
Internet Software & Services - 3.5%
Alphabet, Inc. Class A (a)	4,500	4,441,905
comScore, Inc. (a)	50,800	1,275,080
VeriSign, Inc. (a)(b)	18,500	1,667,960
		7,384,945
IT Services - 2.1%
Amdocs Ltd.	19,800	1,282,644
Cognizant Technology Solutions Corp. Class A	25,000	1,672,750
The Western Union Co.	78,100	1,485,462
		4,440,856
Semiconductors & Semiconductor Equipment - 0.9%
Lattice Semiconductor Corp. (a)	63,100	438,545
NXP Semiconductors NV (a)	13,700	1,505,630
		1,944,175
Software - 0.6%
Oracle Corp.	28,187	1,279,408
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	27,900	4,262,004

TOTAL INFORMATION TECHNOLOGY		26,573,789

MATERIALS - 3.5%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	24,600	1,980,792
Monsanto Co.	13,000	1,526,460
Valspar Corp.	5,800	655,342
		4,162,594
Containers & Packaging - 1.5%
Ball Corp.	39,300	1,607,370
Graphic Packaging Holding Co.	112,400	1,518,524
		3,125,894

TOTAL MATERIALS		7,288,488

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	58,400	2,036,992
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	69,600	3,246,144
UTILITIES - 4.0%
Electric Utilities - 4.0%
DONG Energy A/S	19,400	847,026
Exelon Corp.	79,800	2,897,538
PPL Corp.	47,800	1,907,698
Xcel Energy, Inc.	58,200	2,788,362
		8,440,624
TOTAL COMMON STOCKS
(Cost $162,675,819)		187,928,745

Money Market Funds - 12.1%
Fidelity Cash Central Fund, 0.86% (c)	21,615,908	21,620,231
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	3,666,830	3,667,197
TOTAL MONEY MARKET FUNDS
(Cost $25,287,268)		25,287,428
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $187,963,087)		213,216,173
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(4,120,003)
NET ASSETS - 100%		$209,096,170

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,349
Fidelity Securities Lending Cash Central Fund	6,899
Total	$39,248

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$20,414,606	$20,414,606	$--	$--
Consumer Staples	14,703,828	12,260,892	2,442,936	--
Energy	14,668,510	14,668,510	--	--
Financials	47,824,902	46,199,072	1,625,830	--
Health Care	29,521,389	26,845,833	2,484,720	190,836
Industrials	13,209,473	13,209,473	--	--
Information Technology	26,573,789	26,573,789	--	--
Materials	7,288,488	7,288,488	--	--
Real Estate	2,036,992	2,036,992	--	--
Telecommunication Services	3,246,144	3,246,144	--	--
Utilities	8,440,624	8,440,624	--	--
Money Market Funds	25,287,428	25,287,428	--	--
Total Investments in Securities:	$213,216,173	$206,471,851	$6,553,486	$190,836

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.9%
Marshall Islands	3.5%
Netherlands	2.9%
Switzerland	2.3%
Ireland	2.1%
United Kingdom	2.1%
Canada	2.0%
France	1.8%
Israel	1.2%
Germany	1.2%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,587,006) — See accompanying schedule: Unaffiliated issuers (cost $162,675,819)	$187,928,745
Fidelity Central Funds (cost $25,287,268)	25,287,428
Total Investments (cost $187,963,087)		$213,216,173
Cash		336,533
Foreign currency held at value (cost $85)		85
Receivable for fund shares sold		566,766
Dividends receivable		434,775
Distributions receivable from Fidelity Central Funds		8,784
Prepaid expenses		56
Other receivables		521
Total assets		214,563,693
Liabilities
Payable for investments purchased	$1,180,423
Payable for fund shares redeemed	415,128
Accrued management fee	76,949
Distribution and service plan fees payable	56,782
Other affiliated payables	36,514
Other payables and accrued expenses	35,277
Collateral on securities loaned	3,666,450
Total liabilities		5,467,523
Net Assets		$209,096,170
Net Assets consist of:
Paid in capital		$181,632,940
Undistributed net investment income		590,276
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,619,386
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,253,568
Net Assets		$209,096,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($81,732,977 ÷ 4,673,290 shares)		$17.49
Maximum offering price per share (100/94.25 of $17.49)		$18.56
Class M:
Net Asset Value and redemption price per share ($40,220,776 ÷ 2,301,481 shares)		$17.48
Maximum offering price per share (100/96.50 of $17.48)		$18.11
Class C:
Net Asset Value and offering price per share ($27,021,634 ÷ 1,582,193 shares)(a)		$17.08
Class I:
Net Asset Value, offering price and redemption price per share ($60,013,669 ÷ 3,376,127 shares)		$17.78
Class Z:
Net Asset Value, offering price and redemption price per share ($107,114 ÷ 6,022 shares)		$17.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$1,854,928
Income from Fidelity Central Funds		39,248
Total income		1,894,176
Expenses
Management fee
Basic fee	$489,436
Performance adjustment	(22,175)
Transfer agent fees	188,982
Distribution and service plan fees	356,922
Accounting and security lending fees	35,178
Custodian fees and expenses	11,403
Independent trustees' fees and expenses	355
Registration fees	77,011
Audit	37,298
Legal	3,626
Miscellaneous	853
Total expenses before reductions	1,178,889
Expense reductions	(19,389)	1,159,500
Net investment income (loss)		734,676
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,966,412
Fidelity Central Funds	729
Foreign currency transactions	4,793
Total net realized gain (loss)		4,971,934
Change in net unrealized appreciation (depreciation) on: Investment securities	6,296,213
Assets and liabilities in foreign currencies	1,419
Total change in net unrealized appreciation (depreciation)		6,297,632
Net gain (loss)		11,269,566
Net increase (decrease) in net assets resulting from operations		$12,004,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$734,676	$1,502,803
Net realized gain (loss)	4,971,934	(1,679,697)
Change in net unrealized appreciation (depreciation)	6,297,632	13,411,815
Net increase (decrease) in net assets resulting from operations	12,004,242	13,234,921
Distributions to shareholders from net investment income	(1,129,899)	(2,149,087)
Distributions to shareholders from net realized gain	–	(1,357,985)
Total distributions	(1,129,899)	(3,507,072)
Share transactions - net increase (decrease)	24,891,821	5,898,818
Total increase (decrease) in net assets	35,766,164	15,626,667
Net Assets
Beginning of period	173,330,006	157,703,339
End of period	$209,096,170	$173,330,006
Other Information
Undistributed net investment income end of period	$590,276	$985,499

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.46	$15.66	$16.00	$13.93	$10.60	$9.09
Income from Investment Operations
Net investment income (loss)A	.08	.17	.35B	.17	.13	.12
Net realized and unrealized gain (loss)	1.08	1.00	(.50)C	2.01	3.33	1.44
Total from investment operations	1.16	1.17	(.15)	2.18	3.46	1.56
Distributions from net investment income	(.13)	(.24)D	(.19)	(.11)	(.13)	(.05)
Distributions from net realized gain	–	(.13)D	–	–	–	–
Total distributions	(.13)	(.37)	(.19)	(.11)	(.13)	(.05)
Net asset value, end of period	$17.49	$16.46	$15.66	$16.00	$13.93	$10.60
Total ReturnE,F,G	7.08%	7.75%	(.91)%C	15.79%	33.09%	17.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.19%	1.24%	1.23%	1.22%	1.30%
Expenses net of fee waivers, if any	1.15%J	1.19%	1.23%	1.23%	1.22%	1.25%
Expenses net of all reductions	1.14%J	1.19%	1.23%	1.23%	1.20%	1.25%
Net investment income (loss)	.97%J	1.08%	2.23%B	1.15%	1.07%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$81,733	$77,787	$67,005	$50,957	$39,538	$29,282
Portfolio turnover rateK	49%J	46%	49%	68%	68%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (.99)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.43	$15.62	$15.96	$13.90	$10.57	$9.06
Income from Investment Operations
Net investment income (loss)A	.06	.12	.31B	.13	.10	.09
Net realized and unrealized gain (loss)	1.08	1.01	(.50)C	2.01	3.34	1.44
Total from investment operations	1.14	1.13	(.19)	2.14	3.44	1.53
Distributions from net investment income	(.09)	(.19)D	(.15)	(.08)	(.11)	(.02)
Distributions from net realized gain	–	(.13)D	–	–	–	–
Total distributions	(.09)	(.32)	(.15)	(.08)	(.11)	(.02)
Net asset value, end of period	$17.48	$16.43	$15.62	$15.96	$13.90	$10.57
Total ReturnE,F,G	6.94%	7.49%	(1.19)%C	15.46%	32.82%	16.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.46%	1.50%	1.49%	1.48%	1.55%
Expenses net of fee waivers, if any	1.41%J	1.46%	1.50%	1.49%	1.48%	1.50%
Expenses net of all reductions	1.41%J	1.45%	1.50%	1.49%	1.46%	1.50%
Net investment income (loss)	.70%J	.81%	1.96%B	.88%	.81%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$40,221	$38,565	$34,643	$31,087	$27,241	$21,212
Portfolio turnover rateK	49%J	46%	49%	68%	68%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (1.27)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.04	$15.27	$15.63	$13.63	$10.37	$8.91
Income from Investment Operations
Net investment income (loss)A	.02	.05	.23B	.06	.04	.04
Net realized and unrealized gain (loss)	1.04	.98	(.49)C	1.97	3.28	1.42
Total from investment operations	1.06	1.03	(.26)	2.03	3.32	1.46
Distributions from net investment income	(.02)	(.13)D	(.10)	(.03)	(.06)	–
Distributions from net realized gain	–	(.13)D	–	–	–	–
Total distributions	(.02)	(.26)	(.10)	(.03)	(.06)	–
Net asset value, end of period	$17.08	$16.04	$15.27	$15.63	$13.63	$10.37
Total ReturnE,F,G	6.64%	6.95%	(1.68)%C	14.90%	32.16%	16.39%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.94%J	1.96%	2.00%	2.00%	1.97%	2.05%
Expenses net of fee waivers, if any	1.92%J	1.96%	2.00%	2.00%	1.97%	2.00%
Expenses net of all reductions	1.92%J	1.95%	2.00%	1.99%	1.96%	2.00%
Net investment income (loss)	.20%J	.31%	1.46%B	.38%	.32%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$27,022	$34,006	$28,295	$18,614	$12,329	$8,785
Portfolio turnover rateK	49%J	46%	49%	68%	68%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (1.76)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.74	$15.93	$16.27	$14.16	$10.75	$9.22
Income from Investment Operations
Net investment income (loss)A	.11	.21	.40B	.22	.17	.15
Net realized and unrealized gain (loss)	1.10	1.02	(.50)C	2.04	3.39	1.45
Total from investment operations	1.21	1.23	(.10)	2.26	3.56	1.60
Distributions from net investment income	(.17)	(.29)D	(.24)	(.15)	(.15)	(.07)
Distributions from net realized gain	–	(.13)D	–	–	–	–
Total distributions	(.17)	(.42)	(.24)	(.15)	(.15)	(.07)
Net asset value, end of period	$17.78	$16.74	$15.93	$16.27	$14.16	$10.75
Total ReturnE,F	7.28%	8.02%	(.60)%C	16.16%	33.61%	17.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.91%	.93%	.91%	.89%	.96%
Expenses net of fee waivers, if any	.85%I	.91%	.93%	.91%	.89%	.96%
Expenses net of all reductions	.85%I	.91%	.93%	.91%	.87%	.96%
Net investment income (loss)	1.26%I	1.36%	2.53%B	1.46%	1.40%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$60,014	$22,972	$25,984	$5,162	$3,126	$2,123
Portfolio turnover rateJ	49%I	46%	49%	68%	68%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (.68)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class Z

Six months ended (Unaudited) May 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.46
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.24
Total from investment operations	.33
Distributions from net investment income	–
Total distributions	–
Net asset value, end of period	$17.79
Total ReturnC,D	1.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G
Expenses net of fee waivers, if any	.75%G
Expenses net of all reductions	.75%G
Net investment income (loss)	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateH	49%G

 A For the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$29,293,018
Gross unrealized depreciation	(4,604,027)
Net unrealized appreciation (depreciation) on securities	$24,688,991
Tax cost	$188,527,182

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(923,409)
Long-term	(2,072,483)
Total capital loss carryforward	$(2,995,892)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $55,995,651 and $42,013,187, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$102,577	$3,425
Class M	.25%	.25%	101,718	340
Class C	.75%	.25%	152,627	18,512
			$356,922	$22,277

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17,259
Class M	5,156
Class C(a)	1,277
$23,692

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$86,492.21
Class M	45,643.22
Class C	34,799.23
Class I	22,032.17
Class Z	16.05
	$188,982

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,016 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $300 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,899, including $127 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class M, Class C and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$7,881
Class M	3,932
Class C	2,670
Class I	2,491
$16,974

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,610 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $805.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$626,172	$1,016,439
Class M	207,818	418,210
Class B	–	6,399
Class C	51,210	238,977
Class I	244,699	469,062
Total	$1,129,899	$2,149,087
From net realized gain
Class A	$–	$575,983
Class M	–	299,128
Class B	–	15,117
Class C	–	251,699
Class I	–	216,058
Total	$–	$1,357,985

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017(a)	Year ended November 30, 2016	Six months ended May 31, 2017(a)	Year ended November 30, 2016
Class A
Shares sold	558,190	1,835,762	$9,700,759	$27,477,630
Reinvestment of distributions	35,742	104,688	606,544	1,546,248
Shares redeemed	(646,046)	(1,492,894)	(11,262,848)	(22,929,181)
Net increase (decrease)	(52,114)	447,556	$(955,545)	$6,094,697
Class M
Shares sold	229,279	779,181	$3,960,764	$11,489,838
Reinvestment of distributions	12,052	47,581	204,639	703,253
Shares redeemed	(287,348)	(696,531)	(4,972,770)	(10,727,723)
Net increase (decrease)	(46,017)	130,231	$(807,367)	$1,465,368
Class B
Shares sold	–	10,811	$–	$153,477
Reinvestment of distributions	–	1,401	–	20,707
Shares redeemed	–	(126,900)	–	(1,883,482)
Net increase (decrease)	–	(114,688)	$–	$(1,709,298)
Class C
Shares sold	177,155	699,956	$2,991,189	$10,471,711
Reinvestment of distributions	2,866	31,568	47,668	457,733
Shares redeemed	(718,520)	(463,673)	(12,186,670)	(6,944,408)
Net increase (decrease)	(538,499)	267,851	$(9,147,813)	$3,985,036
Class I
Shares sold	2,499,287	849,680	$44,423,158	$13,106,075
Reinvestment of distributions	8,771	30,682	151,116	459,926
Shares redeemed	(503,866)	(1,139,412)	(8,876,914)	(17,502,986)
Net increase (decrease)	2,004,192	(259,050)	$35,697,360	$(3,936,985)
Class Z
Shares sold	6,022	–	$105,186	$–
Net increase (decrease)	6,022	–	$105,186	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017) for Class A, Class M, Class C, and Class I and for the period (February 1, 2017 to May 31, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Class A	1.15%
Actual		$1,000.00	$1,070.80	$5.94-B
Hypothetical-C		$1,000.00	$1,019.20	$5.79-D
Class M	1.41%
Actual		$1,000.00	$1,069.40	$7.27-B
Hypothetical-C		$1,000.00	$1,017.90	$7.09-D
Class C	1.92%
Actual		$1,000.00	$1,066.40	$9.89-B
Hypothetical-C		$1,000.00	$1,015.36	$9.65-D
Class I	.85%
Actual		$1,000.00	$1,072.80	$4.39-B
Hypothetical-C		$1,000.00	$1,020.69	$4.28-D
Class Z	.75%
Actual		$1,000.00	$1,018.90	$2.49-B
Hypothetical-C		$1,000.00	$1,021.19	$3.78-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 120/365 (to reflect the period February 1, 2017 to May 31, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AEV-SANN-0717
1.759108.116

Fidelity Advisor® Growth & Income Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.5	3.3
Bank of America Corp.(a)	3.2	3.8
JPMorgan Chase & Co.(a)	3.1	3.9
Apple, Inc.(a)	3.0	3.2
Citigroup, Inc.(a)	2.9	2.9
General Electric Co.	2.4	2.7
Comcast Corp. Class A	2.1	1.9
Alphabet, Inc. Class A	2.1	1.5
State Street Corp.(a)	1.9	1.7
GlaxoSmithKline PLC sponsored ADR	1.8	1.4
	26.0

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	24.9
Information Technology	17.6	18.0
Health Care	14.4	12.3
Energy	12.2	13.5
Industrials	12.0	11.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017*,**
Stocks	98.4%
Convertible Securities	1.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 10.3%

 ** Written options - (0.1)%

As of November 30, 2016*,**
Stocks	98.5%
Convertible Securities	1.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 10.1%

 ** Written options - (0.4)%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.1%
General Motors Co.	17,200	$584
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)	3,000	213
DineEquity, Inc.	9,400	430
Dunkin' Brands Group, Inc.	4,600	269
Marriott International, Inc. Class A	1,200	129
		1,041
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	52,210	0
Media - 4.3%
Comcast Corp. Class A	278,858	11,626
Omnicom Group, Inc.	4,000	335
Scripps Networks Interactive, Inc. Class A (c)	33,972	2,250
The Walt Disney Co.	35,300	3,810
Time Warner, Inc.	43,218	4,300
Viacom, Inc. Class B (non-vtg.)	46,100	1,604
		23,925
Multiline Retail - 0.8%
Dollar General Corp.	10,200	749
Target Corp.	71,399	3,938
		4,687
Specialty Retail - 1.5%
L Brands, Inc.	41,600	2,147
Lowe's Companies, Inc.	59,157	4,660
TJX Companies, Inc.	22,400	1,685
		8,492
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	13,300	716

TOTAL CONSUMER DISCRETIONARY		39,445

CONSUMER STAPLES - 7.4%
Beverages - 3.0%
Coca-Cola European Partners PLC	11,000	451
Cott Corp.	10,000	132
Diageo PLC	28,311	851
Dr. Pepper Snapple Group, Inc.	17,600	1,633
Molson Coors Brewing Co. Class B	39,700	3,763
PepsiCo, Inc.	12,343	1,443
The Coca-Cola Co.	189,484	8,616
		16,889
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (c)	3,900	704
CVS Health Corp.	49,151	3,776
Kroger Co.	95,200	2,835
Wal-Mart Stores, Inc.	5,400	424
		7,739
Food Products - 0.2%
B&G Foods, Inc. Class A	19,300	783
Snyders-Lance, Inc. (d)	7,200	265
		1,048
Household Products - 1.6%
Procter & Gamble Co.	103,735	9,138
Personal Products - 0.6%
Coty, Inc. Class A	62,700	1,188
Edgewell Personal Care Co. (a)	6,300	461
Unilever NV (NY Reg.)	27,700	1,573
		3,222
Tobacco - 0.6%
Altria Group, Inc.	48,000	3,621

TOTAL CONSUMER STAPLES		41,657

ENERGY - 12.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	26,500	1,461
National Oilwell Varco, Inc.	45,500	1,486
Oceaneering International, Inc.	53,500	1,304
Schlumberger Ltd.	6,734	469
		4,720
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc. (a)(d)	330,352	86
Anadarko Petroleum Corp.	19,400	980
Apache Corp.	94,341	4,411
Cabot Oil & Gas Corp.	94,700	2,101
Cenovus Energy, Inc.	275,300	2,456
Chevron Corp.	92,663	9,589
ConocoPhillips Co.	213,900	9,559
Golar LNG Ltd.	50,000	1,163
Imperial Oil Ltd.	106,200	3,005
Kinder Morgan, Inc.	248,700	4,666
Legacy Reserves LP (a)	100,900	204
Phillips 66 Co.	3,300	251
Plains All American Pipeline LP	7,600	201
PrairieSky Royalty Ltd.	36,540	788
Suncor Energy, Inc.	314,390	9,840
Teekay LNG Partners LP	39,500	600
The Williams Companies, Inc.	287,731	8,229
Williams Partners LP	109,020	4,270
		62,399

TOTAL ENERGY		67,119

FINANCIALS - 22.8%
Banks - 14.9%
Bank of America Corp. (c)	799,642	17,920
Citigroup, Inc. (c)	271,627	16,444
Comerica, Inc. (c)	29,000	1,988
JPMorgan Chase & Co. (c)	212,243	17,436
M&T Bank Corp.	15,500	2,425
PNC Financial Services Group, Inc.	37,216	4,418
Regions Financial Corp. (c)	157,500	2,180
SunTrust Banks, Inc. (c)	118,735	6,337
U.S. Bancorp	113,330	5,767
Wells Fargo & Co.	174,350	8,916
		83,831
Capital Markets - 7.2%
Apollo Global Management LLC Class A	43,300	1,170
CBOE Holdings, Inc.	23,900	2,064
Charles Schwab Corp.	95,313	3,693
Federated Investors, Inc. Class B (non-vtg.)	4,800	127
Goldman Sachs Group, Inc.	8,600	1,817
KKR & Co. LP	200,213	3,688
Morgan Stanley	99,530	4,154
Northern Trust Corp.	62,437	5,459
Oaktree Capital Group LLC Class A	21,400	992
S&P Global, Inc.	16,800	2,399
State Street Corp. (c)	129,070	10,514
TD Ameritrade Holding Corp.	3,000	112
The Blackstone Group LP	125,900	4,140
		40,329
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	27,266	2,115
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	22,600	239
Radian Group, Inc.	84,490	1,357
		1,596

TOTAL FINANCIALS		127,871

HEALTH CARE - 13.5%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	25,900	2,539
Amgen, Inc.	47,792	7,419
Biogen, Inc. (a)	5,500	1,363
Gilead Sciences, Inc.	31,300	2,031
Intercept Pharmaceuticals, Inc. (a)	4,600	515
Shire PLC sponsored ADR	7,700	1,330
Vertex Pharmaceuticals, Inc. (a)	1,800	222
		15,419
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson & Co.	1,600	303
Boston Scientific Corp. (a)	43,600	1,179
Medtronic PLC	68,042	5,735
Meridian Bioscience, Inc.	10,300	142
ResMed, Inc.	7,900	562
Steris PLC	10,400	807
Zimmer Biomet Holdings, Inc.	17,890	2,133
		10,861
Health Care Providers & Services - 2.8%
Aetna, Inc.	4,000	579
Anthem, Inc.	17,500	3,191
Cardinal Health, Inc.	5,800	431
Cigna Corp.	18,900	3,047
Humana, Inc.	8,800	2,044
McKesson Corp.	20,233	3,300
Patterson Companies, Inc. (d)	32,300	1,426
UnitedHealth Group, Inc.	10,400	1,822
		15,840
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc. (c)	29,700	1,792
Pharmaceuticals - 5.7%
Allergan PLC	3,900	873
AstraZeneca PLC sponsored ADR	36,100	1,241
Bayer AG	5,800	771
Bristol-Myers Squibb Co.	64,300	3,469
GlaxoSmithKline PLC sponsored ADR	222,509	9,842
Innoviva, Inc. (a)	19,400	237
Johnson & Johnson	76,401	9,798
Novartis AG sponsored ADR	2,801	229
Sanofi SA	18,562	1,839
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,774	3,532
		31,831

TOTAL HEALTH CARE		75,743

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.5%
General Dynamics Corp.	7,900	1,606
Meggitt PLC	20,306	131
Rolls-Royce Holdings PLC	110,800	1,240
The Boeing Co. (c)	20,594	3,864
United Technologies Corp.	58,131	7,050
		13,891
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	33,900	2,272
Expeditors International of Washington, Inc.	26,200	1,399
United Parcel Service, Inc. Class B	49,979	5,296
		8,967
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	14,100	614
Ritchie Brothers Auctioneers, Inc.	4,500	140
		754
Construction & Engineering - 0.1%
Fluor Corp.	9,200	413
Electrical Equipment - 0.7%
Acuity Brands, Inc. (d)	4,700	766
AMETEK, Inc.	27,900	1,702
Hubbell, Inc. Class B	14,612	1,694
		4,162
Industrial Conglomerates - 2.4%
General Electric Co.	491,393	13,454
Machinery - 0.8%
Burckhardt Compression Holding AG (d)	1,030	323
Donaldson Co., Inc.	16,100	772
Flowserve Corp.	47,400	2,299
IMI PLC	6,600	107
Wabtec Corp.	15,000	1,226
		4,727
Professional Services - 0.4%
Intertrust NV	33,200	690
Nielsen Holdings PLC	32,300	1,243
		1,933
Road & Rail - 2.5%
CSX Corp. (c)	106,833	5,787
J.B. Hunt Transport Services, Inc.	45,520	3,886
Norfolk Southern Corp.	21,208	2,630
Union Pacific Corp.	15,900	1,754
		14,057
Trading Companies & Distributors - 0.7%
Fastenal Co.	24,300	1,049
Howden Joinery Group PLC	18,000	105
W.W. Grainger, Inc. (d)	1,000	172
Watsco, Inc.	16,964	2,394
		3,720

TOTAL INDUSTRIALS		66,078

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.5%
Cisco Systems, Inc.	271,771	8,569
Electronic Equipment & Components - 0.1%
Avnet, Inc.	4,600	169
Philips Lighting NV	12,200	452
		621
Internet Software & Services - 3.7%
Alphabet, Inc.:
Class A (a)	11,618	11,468
Class C (a)	9,413	9,082
		20,550
IT Services - 3.7%
Accenture PLC Class A	9,400	1,170
Amdocs Ltd.	9,600	622
Cognizant Technology Solutions Corp. Class A	900	60
MasterCard, Inc. Class A	37,290	4,582
Paychex, Inc.	95,809	5,675
Unisys Corp. (a)(d)	102,792	1,213
Visa, Inc. Class A	77,340	7,365
		20,687
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	170,908	9,788
Software - 3.6%
Microsoft Corp.	283,773	19,818
Oracle Corp.	11,384	517
		20,335
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc. (c)	110,278	16,846
Western Digital Corp. (c)	15,600	1,405
		18,251

TOTAL INFORMATION TECHNOLOGY		98,801

MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.	46,500	1,251
E.I. du Pont de Nemours & Co.	19,031	1,502
LyondellBasell Industries NV Class A	33,000	2,657
Monsanto Co.	34,001	3,992
Potash Corp. of Saskatchewan, Inc.	141,500	2,337
W.R. Grace & Co.	21,400	1,534
		13,273
Containers & Packaging - 0.6%
Ball Corp.	37,800	1,546
Graphic Packaging Holding Co.	6,000	81
WestRock Co.	30,300	1,649
		3,276
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	1,700	124

TOTAL MATERIALS		16,673

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	7,100	931
CoreSite Realty Corp.	3,200	337
Crown Castle International Corp.	25,300	2,572
First Potomac Realty Trust	4,672	51
Omega Healthcare Investors, Inc. (d)	10,600	332
Public Storage	6,900	1,486
Sabra Health Care REIT, Inc.	16,700	391
		6,100
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	126,009	5,877
UTILITIES - 1.1%
Electric Utilities - 1.1%
Exelon Corp.	141,600	5,141
PPL Corp.	17,500	698
		5,839
TOTAL COMMON STOCKS
(Cost $413,396)		551,203

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	9,854	3,784
Becton, Dickinson & Co. Series A 6.125% (a)	16,700	888
		4,672
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%	13,600	932
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	5,200	325

TOTAL CONVERTIBLE PREFERRED STOCKS		5,929

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	13,049,030	17
(C Shares) (a)	7,866,800	10
		27
TOTAL PREFERRED STOCKS
(Cost $5,081)		5,956
	Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(f)
(Cost $534)	500	708
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(g)
(Cost $980)	979,864	980

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.86% (h)	2,750,721	2,751
Fidelity Securities Lending Cash Central Fund 0.87% (h)(i)	3,682,220	3,683
TOTAL MONEY MARKET FUNDS
(Cost $6,434)		6,434
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $426,425)		565,281
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,228)
NET ASSETS - 100%		$560,053

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Agilent Technologies, Inc.	6/16/17 - $57.50	169	$15	$(53)
Apple, Inc.	7/21/17 - $155.00	60	6	(18)
Apple, Inc.	8/18/17 - $165.00	55	11	(9)
Bank of America Corp.	7/21/17 - $26.00	800	22	(4)
Bank of America Corp.	8/18/17 - $26.00	796	14	(8)
Citigroup, Inc.	8/18/17 - $65.00	541	75	(40)
Comerica, Inc.	7/21/17 - $72.50	290	75	(30)
Costco Wholesale Corp.	10/20/17 - $178.00	23	11	(18)
CSX Corp.	7/21/17 - $52.50	159	25	(50)
JPMorgan Chase & Co.	7/21/17 - $95.00	212	10	(1)
JPMorgan Chase & Co.	8/18/17 - $90.00	211	20	(9)
Regions Financial Corp.	8/18/17 - $16.00	157	2	(2)
Scripps Network Interactive, Inc. Class A	6/16/17 - $85.00	81	12	0
State Street Corp.	8/18/17 - $85.00	191	26	(29)
SunTrust Banks, Inc.	7/21/17 - $65.00	113	16	0
The Boeing Co.	7/21/17 - $185.00	49	24	(32)
Western Digital Corp.	7/21/17 - $92.50	81	19	(26)
TOTAL WRITTEN OPTIONS			$383	$(329)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $980,000 or 0.2% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $20,929,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $708,000 or 0.1% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	2/14/14	$91
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$980

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14
Fidelity Securities Lending Cash Central Fund	12
Total	$26

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$39,445	$39,445	$--	$--
Consumer Staples	41,657	40,806	851	--
Energy	67,119	67,119	--	--
Financials	127,871	127,871	--	--
Health Care	80,415	73,133	7,282	--
Industrials	67,037	64,865	2,172	--
Information Technology	98,801	98,801	--	--
Materials	16,673	16,673	--	--
Real Estate	6,100	6,100	--	--
Telecommunication Services	5,877	5,877	--	--
Utilities	6,164	6,164	--	--
Corporate Bonds	708	--	708	--
Other	980	--	--	980
Money Market Funds	6,434	6,434	--	--
Total Investments in Securities:	$565,281	$553,288	$11,013	$980
Derivative Instruments:
Liabilities
Written Options	$(329)	$(329)	$--	$--
Total Liabilities	$(329)	$(329)	$--	$--
Total Derivative Instruments:	$(329)	$(329)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(329)
Total Equity Risk	0	(329)
Total Value of Derivatives	$0	$(329)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Canada	3.2%
United Kingdom	2.7%
Ireland	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,574) — See accompanying schedule: Unaffiliated issuers (cost $419,991)	$558,847
Fidelity Central Funds (cost $6,434)	6,434
Total Investments (cost $426,425)		$565,281
Cash		20
Restricted cash		12
Receivable for investments sold		571
Receivable for fund shares sold		161
Dividends receivable		1,293
Interest receivable		16
Distributions receivable from Fidelity Central Funds		4
Other receivables		1
Total assets		567,359
Liabilities
Payable for investments purchased	$357
Payable for fund shares redeemed	2,379
Accrued management fee	210
Distribution and service plan fees payable	198
Written options, at value (premium received $383)	329
Other affiliated payables	112
Other payables and accrued expenses	38
Collateral on securities loaned	3,683
Total liabilities		7,306
Net Assets		$560,053
Net Assets consist of:
Paid in capital		$402,358
Undistributed net investment income		1,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		16,967
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,908
Net Assets		$560,053
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($244,632 ÷ 8,841.05 shares)		$27.67
Maximum offering price per share (100/94.25 of $27.67)		$29.36
Class M:
Net Asset Value and redemption price per share ($179,681 ÷ 6,492.27 shares)		$27.68
Maximum offering price per share (100/96.50 of $27.68)		$28.68
Class C:
Net Asset Value and offering price per share ($84,268 ÷ 3,230.93 shares)(a)		$26.08
Class I:
Net Asset Value, offering price and redemption price per share ($47,399 ÷ 1,681.07 shares)		$28.20
Class Z:
Net Asset Value, offering price and redemption price per share ($4,073 ÷ 144.39 shares)		$28.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$6,394
Interest		56
Income from Fidelity Central Funds		26
Total income		6,476
Expenses
Management fee	$1,254
Transfer agent fees	574
Distribution and service plan fees	1,192
Accounting and security lending fees	106
Custodian fees and expenses	30
Independent trustees' fees and expenses	1
Registration fees	55
Audit	32
Legal	3
Miscellaneous	4
Total expenses before reductions	3,251
Expense reductions	(25)	3,226
Net investment income (loss)		3,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,255
Fidelity Central Funds	(1)
Foreign currency transactions	(4)
Written options	512
Total net realized gain (loss)		20,762
Change in net unrealized appreciation (depreciation) on: Investment securities	6,671
Assets and liabilities in foreign currencies	4
Written options	1,791
Total change in net unrealized appreciation (depreciation)		8,466
Net gain (loss)		29,228
Net increase (decrease) in net assets resulting from operations		$32,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,250	$6,879
Net realized gain (loss)	20,762	7,484
Change in net unrealized appreciation (depreciation)	8,466	36,656
Net increase (decrease) in net assets resulting from operations	32,478	51,019
Distributions to shareholders from net investment income	(7,406)	(7,087)
Distributions to shareholders from net realized gain	(8,765)	(32,560)
Total distributions	(16,171)	(39,647)
Share transactions - net increase (decrease)	(1,177)	(9,916)
Total increase (decrease) in net assets	15,130	1,456
Net Assets
Beginning of period	544,923	543,467
End of period	$560,053	$544,923
Other Information
Undistributed net investment income end of period	$1,820	$5,976

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.89	$26.36	$28.95	$25.87	$19.67	$17.00
Income from Investment Operations
Net investment income (loss)A	.18	.37	.42	.40	.37	.33
Net realized and unrealized gain (loss)	1.44	2.12	(.76)B	2.97	5.88	2.90
Total from investment operations	1.62	2.49	(.34)	3.37	6.25	3.23
Distributions from net investment income	(.41)	(.39)	(.36)	(.11)	(.05)	(.53)
Distributions from net realized gain	(.43)	(1.57)	(1.88)	(.18)	–	(.03)
Total distributions	(.84)	(1.96)	(2.25)C	(.29)	(.05)	(.56)
Net asset value, end of period	$27.67	$26.89	$26.36	$28.95	$25.87	$19.67
Total ReturnD,E,F	6.11%	10.59%	(.96)%B	13.20%	31.86%	19.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.99%	.99%	1.01%	1.02%	1.05%
Expenses net of fee waivers, if any	.98%I	.99%	.98%	1.01%	1.02%	1.05%
Expenses net of all reductions	.97%I	.99%	.98%	1.01%	1.00%	1.04%
Net investment income (loss)	1.33%I	1.51%	1.57%	1.48%	1.61%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$245	$253	$244	$276	$255	$183
Portfolio turnover rateJ	39%I	31%	35%	44%	48%	57%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.10)%

 C Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.87	$26.32	$28.91	$25.84	$19.68	$16.97
Income from Investment Operations
Net investment income (loss)A	.15	.31	.35	.33	.32	.29
Net realized and unrealized gain (loss)	1.43	2.12	(.76)B	2.97	5.89	2.89
Total from investment operations	1.58	2.43	(.41)	3.30	6.21	3.18
Distributions from net investment income	(.34)	(.32)	(.29)	(.05)	(.05)	(.44)
Distributions from net realized gain	(.43)	(1.57)	(1.88)	(.18)	–	(.03)
Total distributions	(.77)	(1.88)C	(2.18)D	(.23)	(.05)	(.47)
Net asset value, end of period	$27.68	$26.87	$26.32	$28.91	$25.84	$19.68
Total ReturnE,F,G	5.97%	10.36%	(1.22)%B	12.91%	31.62%	18.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.24%J	1.24%	1.23%	1.25%	1.25%	1.27%
Expenses net of fee waivers, if any	1.23%J	1.24%	1.23%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.23%J	1.24%	1.23%	1.24%	1.23%	1.26%
Net investment income (loss)	1.08%J	1.26%	1.32%	1.24%	1.38%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$180	$176	$180	$216	$214	$166
Portfolio turnover rateK	39%J	31%	35%	44%	48%	57%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been(1.36)%

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.319 and distributions from net realized gain of $1.565 per share.

 D Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.33	$24.92	$27.51	$24.66	$18.87	$16.23
Income from Investment Operations
Net investment income (loss)A	.07	.17	.21	.19	.19	.19
Net realized and unrealized gain (loss)	1.35	2.01	(.73)B	2.84	5.64	2.77
Total from investment operations	1.42	2.18	(.52)	3.03	5.83	2.96
Distributions from net investment income	(.24)	(.21)	(.18)	–	(.04)	(.29)
Distributions from net realized gain	(.43)	(1.57)	(1.88)	(.18)	–	(.03)
Total distributions	(.67)	(1.77)C	(2.07)D	(.18)	(.04)	(.32)
Net asset value, end of period	$26.08	$25.33	$24.92	$27.51	$24.66	$18.87
Total ReturnE,F,G	5.67%	9.81%	(1.74)%B	12.38%	30.95%	18.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.74%	1.73%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.73%J	1.74%	1.73%	1.74%	1.74%	1.76%
Expenses net of all reductions	1.73%J	1.74%	1.73%	1.74%	1.73%	1.76%
Net investment income (loss)	.57%J	.76%	.82%	.74%	.89%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$84	$80	$79	$85	$74	$58
Portfolio turnover rateK	39%J	31%	35%	44%	48%	57%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.88)%.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $1.565 per share.

 D Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.41	$26.85	$29.47	$26.13	$19.79	$17.16
Income from Investment Operations
Net investment income (loss)A	.22	.44	.50	.49	.43	.40
Net realized and unrealized gain (loss)	1.47	2.16	(.78)B	3.03	5.97	2.91
Total from investment operations	1.69	2.60	(.28)	3.52	6.40	3.31
Distributions from net investment income	(.47)	(.48)	(.45)	–	(.06)	(.65)
Distributions from net realized gain	(.43)	(1.57)	(1.88)	(.18)	–	(.03)
Total distributions	(.90)	(2.04)C	(2.34)D	(.18)	(.06)	(.68)
Net asset value, end of period	$28.20	$27.41	$26.85	$29.47	$26.13	$19.79
Total ReturnE,F	6.24%	10.91%	(.70)%B	13.56%	32.41%	19.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.73%	.71%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%I	.73%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70%I	.73%	.70%	.70%	.68%	.70%
Net investment income (loss)	1.60%I	1.77%	1.86%	1.78%	1.93%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$47	$35	$36	$28	$24	$1,031
Portfolio turnover rateJ	39%I	31%	35%	44%	48%	57%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (.84)%

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.478 and distributions from net realized gain of $1.565 per share.

 D Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class Z

Six months ended (Unaudited) May 31,
2017A
Selected Per–Share Data
Net asset value, beginning of period	$27.35
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	.66
Total from investment operations	.86
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$28.21
Total ReturnC,D	3.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G
Expenses net of fee waivers, if any	.58%G
Expenses net of all reductions	.57%G
Net investment income (loss)	2.21%G
Supplemental Data
Net assets, end of period (in millions)	$4
Portfolio turnover rateH	39%G

 A For the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$160,915
Gross unrealized depreciation	(25,060)
Net unrealized appreciation (depreciation) on securities	$135,855
Tax cost	$429,426

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $992 in this Subsidiary, representing .18% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $512 and a change in net unrealized appreciation (depreciation) of $1,791 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	8	$492
Options Opened	12	989
Options Exercised	(8)	(558)
Options Closed	(2)	(124)
Options Expired	(6)	(416)
Outstanding at end of period	4	$383

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $109,536 and $121,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$315	$1
Class M	.25%	.25%	456	–(a)
Class C	.75%	.25%	421	28
			$1,192	$29

 (a) In the amount of less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38
Class M	8
Class C(a)	2
$48

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$259.21
Class M	189.21
Class C	88.21
Class I	38.18
Class Z	–(b)	.05
	$574

 (a) Annualized

 (b) In the amount less than five hundred dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12, including an amount less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class M, Class C and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$7
Class M	5
Class C	3
Class I	1
$16

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level expenses in the amount of $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$3,771	$3,587
Class M	2,262	2,175
Class B	–	15
Class C	768	651
Class I	605	659
Total	$7,406	$7,087
From net realized gain
Class A	$3,984	$14,443
Class M	2,842	10,700
Class B	–	287
Class C	1,378	4,965
Class I	561	2,165
Total	$8,765	$32,560

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017 (a)	Year ended November 30, 2016	Six months ended May 31, 2017 (a)	Year ended November 30, 2016
Class A
Shares sold	543	1,081	$14,908	$26,026
Reinvestment of distributions	268	720	7,224	16,776
Shares redeemed	(1,396)	(1,618)	(38,401)	(38,962)
Net increase (decrease)	(585)	183	$(16,269)	$3,840
Class M
Shares sold	326	433	$8,922	$10,470
Reinvestment of distributions	183	536	4,948	12,512
Shares redeemed	(569)	(1,248)	(15,636)	(30,152)
Net increase (decrease)	(60)	(279)	$(1,766)	$(7,170)
Class B
Shares sold	–	3	$–	$51
Reinvestment of distributions	–	12	–	278
Shares redeemed	–	(202)	–	(4,522)
Net increase (decrease)	–	(187)	$–	$(4,193)
Class C
Shares sold	251	388	$6,510	$8,771
Reinvestment of distributions	76	224	1,930	4,961
Shares redeemed	(251)	(627)	(6,507)	(14,174)
Net increase (decrease)	76	(15)	$1,933	$(442)
Class I
Shares sold	704	600	$19,790	$15,066
Reinvestment of distributions	39	101	1,063	2,390
Shares redeemed	(356)	(760)	(9,978)	(19,407)
Net increase (decrease)	387	(59)	$10,875	$(1,951)
Class Z
Shares sold	144	–	$4,058	$–
Shares redeemed	–(b)	–	(8)	–
Net increase (decrease)	144	–	$4,050	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to May 31, 2017

 (b) In the amount less than five hundred shares.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017) for Class A, Class M, Class C and Class I and for the period (February 1, 2017 to May 31, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Class A	.98%
Actual		$1,000.00	$1,061.10	$5.04-B
Hypothetical-C		$1,000.00	$1,020.04	$4.94-D
Class M	1.23%
Actual		$1,000.00	$1,059.70	$6.32-B
Hypothetical-C		$1,000.00	$1,018.80	$6.19-D
Class C	1.73%
Actual		$1,000.00	$1,056.70	$8.87-B
Hypothetical-C		$1,000.00	$1,016.31	$8.70-D
Class I	.70%
Actual		$1,000.00	$1,062.40	$3.60-B
Hypothetical-C		$1,000.00	$1,021.44	$3.53-D
Class Z	.58%
Actual		$1,000.00	$1,031.40	$1.94-B
Hypothetical-C		$1,000.00	$1,022.04	$2.92-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 120/365 (to reflect the period February 1, 2017 to May 31, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AGAI-SANN-0717
1.704634.119

Fidelity Advisor® Small Cap Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Marriott Vacations Worldwide Corp.	3.1	1.5
Conduent, Inc.	2.6	0.0
Berry Global Group, Inc.	2.4	1.3
CBRE Group, Inc.	2.4	1.1
Stamps.com, Inc.	2.3	0.8
j2 Global, Inc.	2.3	1.1
Global Payments, Inc.	2.2	0.9
CDW Corp.	2.2	2.5
Premier, Inc.	2.1	1.5
Polaris Industries, Inc.	2.1	0.0
	23.7

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.9	19.9
Consumer Discretionary	16.6	10.2
Financials	14.8	16.7
Industrials	10.4	17.7
Health Care	9.5	11.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks and Equity Futures	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 16.3%

As of November 30, 2016*
Stocks and Equity Futures	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 20.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 3.7%
Dorman Products, Inc. (a)	350,000	$29,190
Standard Motor Products, Inc.	550,000	26,763
Tenneco, Inc.	700,000	39,795
		95,748
Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc. (a)	500,000	39,200
Tsukada Global Holdings, Inc.	1,780,400	8,986
		48,186
Hotels, Restaurants & Leisure - 3.1%
Marriott Vacations Worldwide Corp.	680,000	79,232
Household Durables - 4.4%
NVR, Inc. (a)	18,000	41,083
PulteGroup, Inc.	1,800,000	40,806
TopBuild Corp. (a)	600,000	32,130
		114,019
Leisure Products - 2.1%
Polaris Industries, Inc. (b)	650,000	54,340
Specialty Retail - 1.4%
Asbury Automotive Group, Inc. (a)	650,000	36,368

TOTAL CONSUMER DISCRETIONARY		427,893

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
McColl's Retail Group PLC	4,083,188	10,680
Sundrug Co. Ltd.	320,000	12,453
Tsuruha Holdings, Inc.	140,000	15,523
		38,656
ENERGY - 3.6%
Energy Equipment & Services - 1.7%
Hess Midstream Partners LP (c)	1,860,448	43,237
Oil, Gas & Consumable Fuels - 1.9%
Noble Midstream Partners LP	647,933	29,798
World Fuel Services Corp.	570,700	20,169
		49,967

TOTAL ENERGY		93,204

FINANCIALS - 14.8%
Banks - 9.0%
Allegiance Bancshares, Inc. (a)(c)	960,000	37,200
Bank of Hawaii Corp.	250,000	19,433
Bank of the Ozarks, Inc.	1,110,000	49,062
ConnectOne Bancorp, Inc.	1,400,000	30,520
German American Bancorp, Inc.	713,406	22,151
Great Western Bancorp, Inc.	683,027	25,859
Home Bancshares, Inc.	1,000,000	23,410
ServisFirst Bancshares, Inc. (b)	700,000	23,968
		231,603
Insurance - 4.3%
Enstar Group Ltd. (a)	130,000	24,395
Hastings Group Holdings PLC	6,753,539	27,297
James River Group Holdings Ltd.	492,289	19,514
Reinsurance Group of America, Inc.	330,000	41,088
		112,294
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (a)	702,586	25,483
Meridian Bancorp, Inc. Maryland	800,000	12,960
		38,443

TOTAL FINANCIALS		382,340

HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 1.2%
LivaNova PLC (a)	530,000	30,125
Health Care Providers & Services - 6.2%
HealthSouth Corp.	1,150,000	52,130
Premier, Inc. (a)	1,600,300	55,242
Sigma Healthcare Ltd.	6,200,000	3,755
Surgery Partners, Inc. (a)	2,200,000	47,960
The Ensign Group, Inc.	93,797	1,724
		160,811
Health Care Technology - 0.4%
Quality Systems, Inc. (a)	703,225	10,802
Life Sciences Tools & Services - 1.3%
ICON PLC (a)	350,000	32,935
Pharmaceuticals - 0.4%
Kaken Pharmaceutical Co. Ltd.	169,700	9,776

TOTAL HEALTH CARE		244,449

INDUSTRIALS - 10.4%
Building Products - 1.0%
Apogee Enterprises, Inc.	500,000	26,640
Commercial Services & Supplies - 2.5%
Coor Service Management Holding AB	1,535,502	10,600
Deluxe Corp.	500,000	34,080
Loomis AB (B Shares)	540,000	20,348
		65,028
Construction & Engineering - 2.1%
Argan, Inc.	400,000	23,620
EMCOR Group, Inc.	500,000	31,510
		55,130
Machinery - 0.4%
Hy-Lok Corp.	468,708	10,027
Marine - 0.5%
SITC International Holdings Co. Ltd.	17,150,000	12,457
Professional Services - 2.2%
Benefit One, Inc.	250,000	9,515
ICF International, Inc. (a)	529,145	24,896
On Assignment, Inc. (a)	430,000	22,532
		56,943
Trading Companies & Distributors - 1.7%
Univar, Inc. (a)	1,400,000	42,588

TOTAL INDUSTRIALS		268,813

INFORMATION TECHNOLOGY - 21.9%
Electronic Equipment & Components - 5.3%
CDW Corp.	950,000	57,171
ePlus, Inc. (a)	369,489	29,097
Fabrinet (a)	550,000	19,377
SYNNEX Corp.	290,000	32,265
		137,910
Internet Software & Services - 4.6%
j2 Global, Inc.	700,000	59,234
Stamps.com, Inc. (a)(b)	430,309	59,340
		118,574
IT Services - 10.8%
Blackhawk Network Holdings, Inc. (a)	811,900	35,196
Conduent, Inc. (a)	4,150,000	68,102
CSRA, Inc.	1,000,000	30,160
Global Payments, Inc.	630,000	57,714
Maximus, Inc.	750,000	46,560
WEX, Inc. (a)	400,000	40,864
		278,596
Software - 0.5%
Zensar Technologies Ltd.	868,049	11,652
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	500,000	19,265

TOTAL INFORMATION TECHNOLOGY		565,997

MATERIALS - 7.8%
Chemicals - 0.5%
SK Kaken Co. Ltd.	130,000	12,255
Containers & Packaging - 5.0%
Berry Global Group, Inc. (a)	1,070,000	62,049
Greif, Inc. Class A	650,000	38,643
Silgan Holdings, Inc.	900,000	28,629
		129,321
Metals & Mining - 1.1%
Atkore International Group, Inc.	1,300,000	27,118
Paper & Forest Products - 1.2%
Neenah Paper, Inc.	410,000	31,980

TOTAL MATERIALS		200,674

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
National Health Investors, Inc.	330,000	24,922
Real Estate Management & Development - 5.1%
CBRE Group, Inc. (a)	1,750,000	61,040
Daito Trust Construction Co. Ltd.	170,000	26,816
Open House Co. Ltd.	500,000	15,508
Relo Holdings Corp.	1,400,000	28,190
		131,554

TOTAL REAL ESTATE		156,476

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd.	277,000	320
UTILITIES - 2.4%
Gas Utilities - 1.7%
Amerigas Partners LP	630,000	27,934
Star Gas Partners LP	1,612,757	16,111
		44,045
Multi-Utilities - 0.7%
Telecom Plus PLC	1,000,000	17,020

TOTAL UTILITIES		61,065

TOTAL COMMON STOCKS
(Cost $1,969,118)		2,439,887
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.76% to 0.92% 6/22/17 to 8/24/17 (d)
(Cost $6,952)	6,960	6,951
	Shares	Value (000s)

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.86% (e)	134,014,488	$134,041
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	58,058,561	58,064
TOTAL MONEY MARKET FUNDS
(Cost $192,103)		192,105
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $2,168,173)		2,638,943
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(56,001)
NET ASSETS - 100%		$2,582,942

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,818 ICE Russell 2000 Index Contracts (United States)	June 2017	124,451	$(659)

The face value of futures purchased as a percentage of Net Assets is 4.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $161,616,884.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,272,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$539
Fidelity Securities Lending Cash Central Fund	566
Total	$1,105

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Allegiance Bancshares, Inc.	$11,016	$23,182	$--	$--	$37,200
Hess Midstream Partners LP	--	47,425	--	--	43,237
Hy-Lok Corp.	11,375	--	2,142	151	--
Tsukada Global Holdings, Inc.	17,683	--	5,596	99	--
Total	$40,074	$70,607	$7,738	$250	$80,437

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$427,893	$427,893	$--	$--
Consumer Staples	38,656	38,656	--	--
Energy	93,204	93,204	--	--
Financials	382,340	382,340	--	--
Health Care	244,449	244,449	--	--
Industrials	268,813	268,813	--	--
Information Technology	565,997	565,997	--	--
Materials	200,674	200,674	--	--
Real Estate	156,476	156,476	--	--
Telecommunication Services	320	320	--	--
Utilities	61,065	61,065	--	--
U.S. Government and Government Agency Obligations	6,951	--	6,951	--
Money Market Funds	192,105	192,105	--	--
Total Investments in Securities:	$2,638,943	$2,631,992	$6,951	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(659)	$(659)	$--	$--
Total Liabilities	$(659)	$(659)	$--	$--
Total Derivative Instruments:	$(659)	$(659)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$179,996

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(659)
Total Equity Risk	0	(659)
Total Value of Derivatives	$0	$(659)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.7%
Japan	5.5%
United Kingdom	3.4%
Bermuda	2.6%
Ireland	1.3%
Cayman Islands	1.3%
Sweden	1.2%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,277) — See accompanying schedule: Unaffiliated issuers (cost $1,897,043)	$2,356,374
Fidelity Central Funds (cost $192,103)	192,105
Other affiliated issuers (cost $79,027)	90,464
Total Investments (cost $2,168,173)		$2,638,943
Foreign currency held at value (cost $670)		670
Receivable for investments sold		9,155
Receivable for fund shares sold		3,535
Dividends receivable		3,081
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		1
Other receivables		38
Total assets		2,655,564
Liabilities
Payable to custodian bank	$165
Payable for investments purchased	1,094
Payable for fund shares redeemed	10,782
Accrued management fee	1,184
Distribution and service plan fees payable	709
Payable for daily variation margin for derivative instruments	79
Other affiliated payables	497
Other payables and accrued expenses	53
Collateral on securities loaned	58,059
Total liabilities		72,622
Net Assets		$2,582,942
Net Assets consist of:
Paid in capital		$1,893,726
Distributions in excess of net investment income		(1,306)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		220,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		470,117
Net Assets		$2,582,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($816,903 ÷ 30,520 shares)		$26.77
Maximum offering price per share (100/94.25 of $26.77)		$28.40
Class M:
Net Asset Value and redemption price per share ($733,162 ÷ 29,276 shares)		$25.04
Maximum offering price per share (100/96.50 of $25.04)		$25.95
Class C:
Net Asset Value and offering price per share ($272,198 ÷ 12,909 shares)(a)		$21.09
Class I:
Net Asset Value, offering price and redemption price per share ($722,115 ÷ 24,908 shares)		$28.99
Class Z:
Net Asset Value, offering price and redemption price per share ($38,564 ÷ 1,332 shares)		$28.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends (including $250 earned from other affiliated issuers)		$15,309
Interest		32
Income from Fidelity Central Funds		1,105
Total income		16,446
Expenses
Management fee
Basic fee	$9,260
Performance adjustment	(1,445)
Transfer agent fees	2,675
Distribution and service plan fees	4,386
Accounting and security lending fees	399
Custodian fees and expenses	58
Independent trustees' fees and expenses	5
Registration fees	54
Audit	36
Legal	4
Miscellaneous	11
Total expenses before reductions	15,443
Expense reductions	(124)	15,319
Net investment income (loss)		1,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,620
Fidelity Central Funds	1
Other affiliated issuers	(697)
Foreign currency transactions	35
Futures contracts	13,818
Total net realized gain (loss)		221,777
Change in net unrealized appreciation (depreciation) on: Investment securities	(55,755)
Assets and liabilities in foreign currencies	99
Futures contracts	(7,254)
Total change in net unrealized appreciation (depreciation)		(62,910)
Net gain (loss)		158,867
Net increase (decrease) in net assets resulting from operations		$159,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,127	$11,777
Net realized gain (loss)	221,777	29,088
Change in net unrealized appreciation (depreciation)	(62,910)	(27,109)
Net increase (decrease) in net assets resulting from operations	159,994	13,756
Distributions to shareholders from net investment income	(7,493)	–
Distributions to shareholders from net realized gain	(26,782)	(249,036)
Total distributions	(34,275)	(249,036)
Share transactions - net increase (decrease)	(201,029)	(125,212)
Total increase (decrease) in net assets	(75,310)	(360,492)
Net Assets
Beginning of period	2,658,252	3,018,744
End of period	$2,582,942	$2,658,252
Other Information
Undistributed net investment income end of period	$–	$5,060
Distributions in excess of net investment income end of period	$(1,306)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.52	$27.56	$29.85	$30.96	$22.45	$23.60
Income from Investment Operations
Net investment income (loss)A	.02	.12B	.02C	.04	.12D	(.03)
Net realized and unrealized gain (loss)	1.56	.05	1.10	2.36	8.45	.79
Total from investment operations	1.58	.17	1.12	2.40	8.57	.76
Distributions from net investment income	(.08)	–	–	(.01)	(.05)	–
Distributions from net realized gain	(.25)	(2.21)	(3.41)	(3.50)	(.01)	(1.91)
Total distributions	(.33)	(2.21)	(3.41)	(3.51)	(.06)	(1.91)
Net asset value, end of period	$26.77	$25.52	$27.56	$29.85	$30.96	$22.45
Total ReturnE,F,G	6.23%	1.31%	4.17%	9.06%	38.30%	3.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.32%	1.26%	.98%	1.01%	1.06%
Expenses net of fee waivers, if any	1.09%J	1.32%	1.26%	.98%	1.01%	1.06%
Expenses net of all reductions	1.09%J	1.31%	1.25%	.97%	1.00%	1.06%
Net investment income (loss)	.15%J	.52%B	.07%C	.14%	.46%D	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$817	$932	$1,047	$1,097	$1,263	$1,212
Portfolio turnover rateK	74%J	81%	33%	39%	34%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.88	$25.99	$28.40	$29.69	$21.52	$22.75
Income from Investment Operations
Net investment income (loss)A	(.01)	.07B	(.04)C	(.02)	.06D	(.07)
Net realized and unrealized gain (loss)	1.45	.03	1.04	2.23	8.13	.75
Total from investment operations	1.44	.10	1.00	2.21	8.19	.68
Distributions from net investment income	(.03)	–	–	–	(.01)	–
Distributions from net realized gain	(.25)	(2.21)	(3.41)	(3.50)	(.01)	(1.91)
Total distributions	(.28)	(2.21)	(3.41)	(3.50)	(.02)	(1.91)
Net asset value, end of period	$25.04	$23.88	$25.99	$28.40	$29.69	$21.52
Total ReturnE,F,G	6.05%	1.10%	3.93%	8.79%	38.11%	3.64%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.54%	1.49%	1.20%	1.22%	1.26%
Expenses net of fee waivers, if any	1.32%J	1.54%	1.49%	1.20%	1.22%	1.26%
Expenses net of all reductions	1.32%J	1.54%	1.49%	1.20%	1.21%	1.25%
Net investment income (loss)	(.08)%J	.29%B	(.16)%C	(.08)%	.25%D	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$733	$756	$888	$958	$1,113	$1,054
Portfolio turnover rateK	74%J	81%	33%	39%	34%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.17	$22.44	$25.10	$26.77	$19.50	$20.90
Income from Investment Operations
Net investment income (loss)A	(.06)	(.05)B	(.16)C	(.15)	(.07)D	(.17)
Net realized and unrealized gain (loss)	1.23	(.01)E	.91	1.98	7.34	.68
Total from investment operations	1.17	(.06)	.75	1.83	7.27	.51
Distributions from net realized gain	(.25)	(2.21)	(3.41)	(3.50)	–	(1.91)
Net asset value, end of period	$21.09	$20.17	$22.44	$25.10	$26.77	$19.50
Total ReturnF,G,H	5.84%	.50%	3.38%	8.26%	37.28%	3.10%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.86%K	2.08%	2.02%	1.73%	1.76%	1.81%
Expenses net of fee waivers, if any	1.85%K	2.08%	2.02%	1.73%	1.76%	1.81%
Expenses net of all reductions	1.85%K	2.07%	2.01%	1.73%	1.75%	1.80%
Net investment income (loss)	(.61)%K	(.24)%B	(.69)%C	(.62)%	(.29)%D	(.88)%
Supplemental Data
Net assets, end of period (in millions)	$272	$274	$318	$317	$334	$284
Portfolio turnover rateL	74%K	81%	33%	39%	34%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.65	$29.59	$31.80	$32.73	$23.73	$24.77
Income from Investment Operations
Net investment income (loss)A	.06	.20B	.10C	.13	.21D	.04
Net realized and unrealized gain (loss)	1.69	.07	1.18	2.50	8.94	.83
Total from investment operations	1.75	.27	1.28	2.63	9.15	.87
Distributions from net investment income	(.15)	–	(.08)	(.06)	(.13)	–
Distributions from net realized gain	(.25)	(2.21)	(3.41)	(3.50)	(.01)	(1.91)
Total distributions	(.41)E	(2.21)	(3.49)	(3.56)	(.15)F	(1.91)
Net asset value, end of period	$28.99	$27.65	$29.59	$31.80	$32.73	$23.73
Total ReturnG,H	6.35%	1.58%	4.46%	9.33%	38.79%	4.15%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	1.05%	.99%	.70%	.71%	.75%
Expenses net of fee waivers, if any	.82%K	1.04%	.99%	.70%	.71%	.75%
Expenses net of all reductions	.81%K	1.04%	.99%	.70%	.70%	.74%
Net investment income (loss)	.42%K	.79%B	.34%C	.41%	.76%D	.18%
Supplemental Data
Net assets, end of period (in millions)	$722	$652	$704	$627	$718	$1,141
Portfolio turnover rateL	74%K	81%	33%	39%	34%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.253 per share.

 F Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$27.63	$29.53	$31.76	$32.74	$29.79
Income from Investment Operations
Net investment income (loss)B	.08	.24C	.14D	.17	.02E
Net realized and unrealized gain (loss)	1.69	.07	1.17	2.51	2.93
Total from investment operations	1.77	.31	1.31	2.68	2.95
Distributions from net investment income	(.20)	–	(.14)	(.16)	–
Distributions from net realized gain	(.25)	(2.21)	(3.41)	(3.50)	–
Total distributions	(.45)	(2.21)	(3.54)F	(3.66)	–
Net asset value, end of period	$28.95	$27.63	$29.53	$31.76	$32.74
Total ReturnG,H	6.45%	1.73%	4.59%	9.52%	9.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.68%K	.89%	.84%	.55%	.56%K
Expenses net of fee waivers, if any	.68%K	.89%	.84%	.55%	.56%K
Expenses net of all reductions	.67%K	.89%	.84%	.54%	.55%K
Net investment income (loss)	.57%K	.94%C	.48%D	.57%	.26%E,K
Supplemental Data
Net assets, end of period (in millions)	$39	$44	$41	$20	$5
Portfolio turnover rateL	74%K	81%	33%	39%	34%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 F Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$509,576
Gross unrealized depreciation	(38,903)
Net unrealized appreciation (depreciation) on securities	$470,673
Tax cost	$2,168,270

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $13,818 and a change in net unrealized appreciation (depreciation) of $(7,254) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other short-term securities, aggregated $916,676 and $1,195,083, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,105	$3
Class M	.25%	.25%	1,896	6
Class C	.75%	.25%	1,385	67
			$4,386	$76

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$64
Class M	10
Class C(a)	6
$80

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$943.21
Class M	735.19
Class C	311.22
Class I	675.19
Class Z	11.05
	$2,675

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,116. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $566, including $9 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $112 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$2,808	$–
Class M	819	–
Class I	3,550	–
Class Z	316	–
Total	$7,493	$–
From net realized gain
Class A	$9,108	$84,569
Class M	7,970	76,028
Class B	–	2,089
Class C	3,392	31,633
Class I	5,908	51,636
Class Z	404	3,081
Total	$26,782	$249,036

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	1,980	5,928	$52,043	$140,735
Reinvestment of distributions	441	3,443	11,530	81,777
Shares redeemed	(8,423)	(10,822)	(222,268)	(258,061)
Net increase (decrease)	(6,002)	(1,451)	$(158,695)	$(35,549)
Class M
Shares sold	2,168	4,643	$53,277	$103,682
Reinvestment of distributions	351	3,332	8,575	74,245
Shares redeemed	(4,893)	(10,503)	(120,505)	(234,117)
Net increase (decrease)	(2,374)	(2,528)	$(58,653)	$(56,190)
Class B
Shares sold	–	6	$–	$95
Reinvestment of distributions	–	108	–	2,016
Shares redeemed	–	(1,070)	–	(19,638)
Net increase (decrease)	–	(956)	$–	$(17,527)
Class C
Shares sold	1,002	1,506	$20,780	$28,368
Reinvestment of distributions	153	1,552	3,158	29,420
Shares redeemed	(1,838)	(3,634)	(38,143)	(69,050)
Net increase (decrease)	(683)	(576)	$(14,205)	$(11,262)
Class I
Shares sold	6,150	7,918	$176,082	$201,293
Reinvestment of distributions	294	1,747	8,296	44,806
Shares redeemed	(5,120)	(9,861)	(145,969)	(256,027)
Net increase (decrease)	1,324	(196)	$38,409	$(9,928)
Class Z
Shares sold	334	590	$9,590	$15,126
Reinvestment of distributions	26	120	720	3,081
Shares redeemed	(629)	(500)	(18,195)	(12,963)
Net increase (decrease)	(269)	210	$(7,885)	$5,244

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	1.09%
Actual		$1,000.00	$1,062.30	$5.60
Hypothetical-C		$1,000.00	$1,019.50	$5.49
Class M	1.32%
Actual		$1,000.00	$1,060.50	$6.78
Hypothetical-C		$1,000.00	$1,018.35	$6.64
Class C	1.85%
Actual		$1,000.00	$1,058.40	$9.49
Hypothetical-C		$1,000.00	$1,015.71	$9.30
Class I	.82%
Actual		$1,000.00	$1,063.50	$4.22
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class Z	.68%
Actual		$1,000.00	$1,064.50	$3.50
Hypothetical-C		$1,000.00	$1,021.54	$3.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCF-SANN-0717
1.721218.118

Fidelity Advisor® Series Equity Growth Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.9	9.0
Alphabet, Inc. Class A	6.3	6.0
Amazon.com, Inc.	4.4	3.9
Charter Communications, Inc. Class A	3.2	2.7
Apple, Inc.	3.0	3.0
Home Depot, Inc.	2.7	2.7
Electronic Arts, Inc.	2.4	3.0
Adobe Systems, Inc.	2.0	1.4
Global Payments, Inc.	1.9	1.6
American Tower Corp.	1.7	1.4
	34.5

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.8	36.7
Consumer Discretionary	16.4	17.4
Health Care	11.2	13.4
Consumer Staples	7.7	8.1
Industrials	7.5	6.8

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	97.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 10.9%

As of November 30, 2016*
Stocks and Equity Futures	98.6%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 7.1%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.9%
Tesla, Inc. (a)	25,100	$8,559,351
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	63,400	4,970,560
Hotels, Restaurants & Leisure - 1.6%
Dave & Buster's Entertainment, Inc. (a)	128,600	8,577,620
Starbucks Corp.	83,600	5,317,796
Wingstop, Inc.	49,700	1,416,947
		15,312,363
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	110,900	554,984
SodaStream International Ltd. (a)	2,400	127,152
		682,136
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (a)	42,500	42,271,350
Ctrip.com International Ltd. ADR (a)	135,500	7,405,075
Netflix, Inc. (a)	27,500	4,484,425
NutriSystem, Inc.	38,600	2,009,130
		56,169,980
Media - 3.8%
Charter Communications, Inc. Class A (a)	88,200	30,477,510
Cinemark Holdings, Inc.	46,800	1,851,876
Sirius XM Holdings, Inc. (b)	750,200	3,938,550
		36,267,936
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	33,300	2,587,410
Ollie's Bargain Outlet Holdings, Inc. (a)	71,300	2,933,995
		5,521,405
Specialty Retail - 2.7%
Five Below, Inc. (a)	1,900	97,470
Home Depot, Inc.	170,900	26,234,859
		26,332,329
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc.	2,000	36,081
Kering SA	1,500	496,071
LVMH Moet Hennessy - Louis Vuitton SA	13,465	3,441,683
		3,973,835

TOTAL CONSUMER DISCRETIONARY		157,789,895

CONSUMER STAPLES - 7.7%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	37,100	4,338,845
Constellation Brands, Inc. Class A (sub. vtg.)	14,600	2,668,150
Kweichow Moutai Co. Ltd. (A Shares)	29,780	1,936,954
PepsiCo, Inc.	41,500	4,850,105
Pernod Ricard SA ADR	81,400	2,214,080
The Coca-Cola Co.	238,000	10,821,860
		26,829,994
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	35,400	6,387,222
Food Products - 0.5%
Danone SA	63,100	4,690,171
Hostess Brands, Inc. Class A (a)	19,800	311,652
		5,001,823
Personal Products - 2.8%
Coty, Inc. Class A	103,800	1,965,972
Estee Lauder Companies, Inc. Class A	59,300	5,582,502
Herbalife Ltd. (a)(b)	168,500	12,094,930
Unilever NV (NY Reg.)	135,500	7,693,690
		27,337,094
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR (b)	117,640	8,484,197

TOTAL CONSUMER STAPLES		74,040,330

ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	55,400	3,055,310
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	119,200	5,807,424
Golar LNG Ltd.	66,674	1,551,171
Reliance Industries Ltd. (a)	183,371	3,810,967
		11,169,562

TOTAL ENERGY		14,224,872

FINANCIALS - 7.2%
Banks - 2.6%
Citigroup, Inc.	37,600	2,276,304
First Republic Bank	99,800	9,191,580
JPMorgan Chase & Co.	155,100	12,741,465
Metro Bank PLC (a)	16,900	805,668
		25,015,017
Capital Markets - 3.9%
BlackRock, Inc. Class A	5,500	2,250,820
CBOE Holdings, Inc.	7,752	669,540
Charles Schwab Corp.	72,200	2,797,750
CME Group, Inc.	109,138	12,800,796
Goldman Sachs Group, Inc.	11,100	2,344,986
JMP Group, Inc.	50,300	272,626
MSCI, Inc.	47,700	4,852,521
S&P Global, Inc.	44,800	6,397,888
The Blackstone Group LP	161,300	5,303,544
		37,690,471
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	18,600	3,074,208
Bioverativ, Inc.	3,200	176,288
Quantenna Communications, Inc.	52,500	1,003,800
		4,254,296
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	72,000	2,611,440

TOTAL FINANCIALS		69,571,224

HEALTH CARE - 11.2%
Biotechnology - 5.3%
Advanced Accelerator Applications SA sponsored ADR (a)	35,500	1,341,190
Alexion Pharmaceuticals, Inc. (a)	35,618	3,491,633
Amgen, Inc.	91,500	14,204,460
Biogen, Inc. (a)	6,400	1,585,728
BioMarin Pharmaceutical, Inc. (a)	53,300	4,671,212
Cytokinetics, Inc. (a)	28,910	391,731
Insmed, Inc. (a)	237,175	3,657,239
Regeneron Pharmaceuticals, Inc. (a)	10,400	4,774,224
Samsung Biologics Co. Ltd.	726	142,669
TESARO, Inc. (a)	36,500	5,449,815
Vertex Pharmaceuticals, Inc. (a)	90,467	11,181,721
		50,891,622
Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp. (a)	453,100	12,247,293
Danaher Corp.	95,700	8,128,758
DexCom, Inc. (a)	9,500	634,980
Intuitive Surgical, Inc. (a)	11,500	10,518,820
Medtronic PLC	58,500	4,930,380
Novadaq Technologies, Inc. (a)	292,300	2,019,793
ResMed, Inc.	31,900	2,268,090
The Cooper Companies, Inc.	5,100	1,115,625
		41,863,739
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)	9,100	1,674,127
UnitedHealth Group, Inc.	31,200	5,465,616
		7,139,743
Pharmaceuticals - 0.8%
Allergan PLC	18,100	4,049,875
Zoetis, Inc. Class A	64,200	3,998,376
		8,048,251

TOTAL HEALTH CARE		107,943,355

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)(b)	285,077	6,844,699
TransDigm Group, Inc.	10,900	2,922,072
		9,766,771
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	25,080	2,677,039
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	120,500	5,250,185
Electrical Equipment - 1.9%
AMETEK, Inc.	143,700	8,768,574
Fortive Corp.	156,050	9,745,323
		18,513,897
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	16,000	3,635,200
Machinery - 1.1%
Allison Transmission Holdings, Inc.	263,600	10,206,592
Rational AG	1,200	647,589
		10,854,181
Professional Services - 2.1%
Equifax, Inc.	41,900	5,731,920
IHS Markit Ltd. (a)	172,100	7,890,785
Robert Half International, Inc.	48,400	2,250,116
TransUnion Holding Co., Inc. (a)	105,939	4,630,594
		20,503,415
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	13,800	1,158,372

TOTAL INDUSTRIALS		72,359,060

INFORMATION TECHNOLOGY - 40.7%
Electronic Equipment & Components - 0.2%
CDW Corp.	34,700	2,088,246
Internet Software & Services - 16.9%
Alphabet, Inc. Class A (a)	61,000	60,212,490
CommerceHub, Inc.:
Series A (a)	129,269	2,200,158
Series C (a)	113,920	1,957,146
Facebook, Inc. Class A (a)	436,200	66,066,848
GoDaddy, Inc. (a)	110,600	4,550,084
Just Dial Ltd. (a)	43,239	300,180
NetEase, Inc. ADR	9,100	2,591,498
Shopify, Inc. Class A (a)	29,400	2,700,684
Stamps.com, Inc. (a)	62,900	8,673,910
Tencent Holdings Ltd.	238,900	8,210,365
VeriSign, Inc. (a)	56,200	5,066,992
		162,530,355
IT Services - 8.3%
Cognizant Technology Solutions Corp. Class A	149,592	10,009,201
Fidelity National Information Services, Inc.	34,500	2,962,515
FleetCor Technologies, Inc. (a)	11,100	1,601,619
Global Payments, Inc.	203,400	18,633,474
MasterCard, Inc. Class A	41,400	5,087,232
PayPal Holdings, Inc. (a)	256,500	13,391,865
Square, Inc. (a)	385,800	8,869,542
Vantiv, Inc. (a)	52,200	3,273,984
Visa, Inc. Class A	166,200	15,827,226
		79,656,658
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV	24,800	3,273,352
Maxim Integrated Products, Inc.	88,814	4,245,309
Monolithic Power Systems, Inc.	41,148	4,040,734
Qualcomm, Inc.	134,000	7,674,180
		19,233,575
Software - 10.3%
Activision Blizzard, Inc.	92,300	5,406,934
Adobe Systems, Inc. (a)	131,900	18,711,334
Autodesk, Inc. (a)	130,800	14,619,516
Blackbaud, Inc.	13,800	1,141,674
Computer Modelling Group Ltd.	166,300	1,259,391
CyberArk Software Ltd. (a)	16,600	813,566
Electronic Arts, Inc. (a)	206,300	23,379,979
Intuit, Inc.	3,800	534,432
Microsoft Corp.	141,700	9,896,328
Parametric Technology Corp. (a)	34,800	2,003,784
Red Hat, Inc. (a)	38,900	3,484,273
Salesforce.com, Inc. (a)	140,100	12,558,564
Snap, Inc. Class A (a)(b)	238,400	5,056,464
		98,866,239
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	192,900	29,467,404

TOTAL INFORMATION TECHNOLOGY		391,842,477

MATERIALS - 1.7%
Chemicals - 1.0%
Sherwin-Williams Co.	14,700	4,877,019
The Chemours Co. LLC	112,500	4,498,875
		9,375,894
Construction Materials - 0.7%
Eagle Materials, Inc.	59,200	5,582,560
Summit Materials, Inc.	55,100	1,479,986
		7,062,546

TOTAL MATERIALS		16,438,440

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	122,400	16,057,656
Equinix, Inc.	6,300	2,778,363
SBA Communications Corp. Class A (a)	16,800	2,321,424
		21,157,443
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	517,400	15,760,004

TOTAL REAL ESTATE		36,917,447

TOTAL COMMON STOCKS
(Cost $698,198,759)		941,127,100

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)
(Cost $769,617)	38,419	1,281,274

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.86% (d)	1,252,566	1,252,817
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	20,225,768	20,227,791
TOTAL MONEY MARKET FUNDS
(Cost $21,480,465)		21,480,608
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $720,448,841)		963,888,982
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,016,040)
NET ASSETS - 100%		$962,872,942

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,281,274 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,259
Fidelity Securities Lending Cash Central Fund	109,393
Total	$197,652

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$157,789,895	$154,348,212	$3,441,683	$--
Consumer Staples	74,040,330	69,350,159	4,690,171	--
Energy	14,224,872	14,224,872	--	--
Financials	69,571,224	69,571,224	--	--
Health Care	107,943,355	107,943,355	--	--
Industrials	72,359,060	72,359,060	--	--
Information Technology	393,123,751	383,632,112	8,210,365	1,281,274
Materials	16,438,440	16,438,440	--	--
Real Estate	36,917,447	36,917,447	--	--
Money Market Funds	21,480,608	21,480,608	--	--
Total Investments in Securities:	$963,888,982	$946,265,489	$16,342,219	$1,281,274

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Cayman Islands	3.1%
Bermuda	1.3%
France	1.2%
Ireland	1.2%
Netherlands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,658,041) — See accompanying schedule: Unaffiliated issuers (cost $698,968,376)	$942,408,375
Fidelity Central Funds (cost $21,480,465)	21,480,607
Total Investments (cost $720,448,841)		$963,888,982
Receivable for investments sold		55,027,909
Receivable for fund shares sold		8,498
Dividends receivable		855,284
Interest receivable		2,367
Distributions receivable from Fidelity Central Funds		45,615
Prepaid expenses		4,267
Other receivables		6,505
Total assets		1,019,839,427
Liabilities
Payable for investments purchased	$4,046,839
Payable for fund shares redeemed	32,101,234
Accrued management fee	406,711
Other affiliated payables	157,050
Other payables and accrued expenses	28,956
Collateral on securities loaned	20,225,695
Total liabilities		56,966,485
Net Assets		$962,872,942
Net Assets consist of:
Paid in capital		$661,782,715
Undistributed net investment income		774,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		56,873,596
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		243,441,912
Net Assets, for 70,621,941 shares outstanding		$962,872,942
Net Asset Value, offering price and redemption price per share ($962,872,942 ÷ 70,621,941 shares)		$13.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$4,154,426
Interest		4,948
Income from Fidelity Central Funds		197,652
Total income		4,357,026
Expenses
Management fee
Basic fee	$2,549,452
Performance adjustment	(570,024)
Transfer agent fees	782,962
Accounting and security lending fees	157,603
Custodian fees and expenses	19,235
Independent trustees' fees and expenses	1,849
Audit	23,203
Legal	1,199
Miscellaneous	453
Total expenses before reductions	2,965,932
Expense reductions	(19,625)	2,946,307
Net investment income (loss)		1,410,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,071,312
Fidelity Central Funds	13,172
Foreign currency transactions	(20,703)
Futures contracts	2,248,588
Total net realized gain (loss)		62,312,369
Change in net unrealized appreciation (depreciation) on: Investment securities	120,662,017
Assets and liabilities in foreign currencies	4,576
Futures contracts	(555,053)
Total change in net unrealized appreciation (depreciation)		120,111,540
Net gain (loss)		182,423,909
Net increase (decrease) in net assets resulting from operations		$183,834,628

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,410,719	$1,310,366
Net realized gain (loss)	62,312,369	14,270,223
Change in net unrealized appreciation (depreciation)	120,111,540	(17,525,762)
Net increase (decrease) in net assets resulting from operations	183,834,628	(1,945,173)
Distributions to shareholders from net investment income	(1,111,461)	(1,456,889)
Share transactions
Proceeds from sales of shares	36,970,949	132,279,798
Reinvestment of distributions	1,111,461	1,456,889
Cost of shares redeemed	(159,922,123)	(193,262,817)
Net increase (decrease) in net assets resulting from share transactions	(121,839,713)	(59,526,130)
Total increase (decrease) in net assets	60,883,454	(62,928,192)
Net Assets
Beginning of period	901,989,488	964,917,680
End of period	$962,872,942	$901,989,488
Other Information
Undistributed net investment income end of period	$774,719	$475,461
Shares
Sold	2,998,276	12,128,698
Issued in reinvestment of distributions	97,497	133,293
Redeemed	(12,882,591)	(17,651,190)
Net increase (decrease)	(9,786,818)	(5,389,199)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Equity Growth Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.25	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02	.02	.01
Net realized and unrealized gain (loss)	2.40	(.03)	.59	.64
Total from investment operations	2.42	(.01)	.61	.65
Distributions from net investment income	(.01)	(.02)	(.01)	–
Net asset value, end of period	$13.63	$11.22	$11.25	$10.65
Total ReturnC,D	21.63%	(.11)%	5.70%	6.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%	.74%	.77%G
Expenses net of fee waivers, if any	.63%G	.65%	.74%	.77%G
Expenses net of all reductions	.63%G	.65%	.73%	.77%G
Net investment income (loss)	.30%G	.15%	.19%	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$962,873	$901,989	$964,918	$986,534
Portfolio turnover rateH	54%G	60%	65%	26%I,J

 A For the period June 6, 2014 (commencement of operations) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Advisor Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$256,893,626
Gross unrealized depreciation	(13,820,059)
Net unrealized appreciation (depreciation) on securities	$243,073,567
Tax cost	$720,815,415

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,340,537)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,248,588 and a change in net unrealized appreciation (depreciation) of $(555,053) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $240,644,709 and $328,773,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,649 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,569 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $109,393, including $135 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,316 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $245.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $4,064.

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of Fund to the extent annual operating expenses exceed .014% of average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.63%	$1,000.00	$1,216.30	$3.48-C
Hypothetical-D		$1,000.00	$1,021.79	$3.18-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017 had been in effect during the current period, the restated annualized expense ratio would have been .00% and the expenses paid in the actual and hypothetical examples above would have been $0.00 and $0.00, respectively.

 D 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AXM1-SANN-0717
1.9860269.102

Fidelity Advisor® Series Growth Opportunities Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.7	6.0
Alphabet, Inc. Class C	3.9	3.7
Amazon.com, Inc.	3.8	3.0
Tesla, Inc.	3.6	2.3
American Tower Corp.	3.1	3.2
Microsoft Corp.	2.6	2.7
Facebook, Inc. Class A	2.6	2.5
LyondellBasell Industries NV Class A	2.4	1.8
Alphabet, Inc. Class A	2.4	2.2
Charter Communications, Inc. Class A	2.0	2.8
	33.1

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.7	40.0
Health Care	16.7	17.2
Consumer Discretionary	16.0	14.6
Consumer Staples	6.6	7.2
Real Estate	5.0	4.9

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	98.5%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 11.8%

As of November 30, 2016*
Stocks	97.8%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 12.2%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 3.6%
Tesla, Inc. (a)	67,821	$23,127,639
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	2,000	954,700
Marriott International, Inc. Class A	200	21,530
Starbucks Corp.	52,000	3,307,720
U.S. Foods Holding Corp.	196,500	5,887,140
		10,171,090
Household Durables - 0.5%
Newell Brands, Inc.	56,800	3,007,560
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	24,000	23,870,880
Groupon, Inc. (a)	451,100	1,357,811
Netflix, Inc. (a)	6,400	1,043,648
Priceline Group, Inc. (a)	1,400	2,627,926
Vipshop Holdings Ltd. ADR (a)	381,000	4,712,970
Wayfair LLC Class A (a)	29,200	1,838,140
		35,451,375
Media - 3.5%
Charter Communications, Inc. Class A (a)	37,062	12,806,774
Comcast Corp. Class A	108,800	4,535,872
Liberty Global PLC LiLAC Class A (a)	2	42
Liberty Media Corp. Liberty Media Class A (a)(b)	51,500	1,642,850
Lions Gate Entertainment Corp.:
Class A (b)	32,600	883,460
Class B (a)	32,600	824,454
The Walt Disney Co.	14,900	1,608,306
		22,301,758
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	8,600	668,220
Specialty Retail - 0.9%
AutoZone, Inc. (a)	500	302,960
Home Depot, Inc.	19,500	2,993,445
TJX Companies, Inc.	29,600	2,226,216
		5,522,621
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	22,600	1,090,902

TOTAL CONSUMER DISCRETIONARY		101,341,165

CONSUMER STAPLES - 6.2%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	12,400	2,266,100
Molson Coors Brewing Co. Class B	42,900	4,066,491
Monster Beverage Corp. (a)	67,000	3,387,520
The Coca-Cola Co.	35,000	1,591,450
		11,311,561
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	13,000	2,345,590
Performance Food Group Co. (a)	280,900	7,949,470
		10,295,060
Personal Products - 0.6%
Coty, Inc. Class A	145,200	2,750,088
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,200	1,378,544
		4,128,632
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	137,800	9,858,570
Imperial Tobacco Group PLC	31,577	1,476,473
Philip Morris International, Inc.	19,900	2,384,020
		13,719,063

TOTAL CONSUMER STAPLES		39,454,316

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	11,000	555,830
Cabot Oil & Gas Corp.	103,800	2,303,322
Devon Energy Corp.	15,300	519,894
PDC Energy, Inc. (a)	20,700	1,027,962
Teekay LNG Partners LP	44,800	680,960
The Williams Companies, Inc.	32,400	926,640
Williams Partners LP	39,800	1,558,966
		7,573,574
FINANCIALS - 3.6%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	38,700	3,397,860
Capital Markets - 2.4%
BlackRock, Inc. Class A	800	327,392
CBOE Holdings, Inc.	135,800	11,729,046
MSCI, Inc.	3,200	325,536
S&P Global, Inc.	2,700	385,587
TD Ameritrade Holding Corp.	61,400	2,293,904
		15,061,465
Consumer Finance - 0.7%
Synchrony Financial	174,300	4,679,955

TOTAL FINANCIALS		23,139,280

HEALTH CARE - 16.7%
Biotechnology - 9.0%
ACADIA Pharmaceuticals, Inc. (a)	17,846	458,821
Acorda Therapeutics, Inc. (a)	15,807	218,137
Agios Pharmaceuticals, Inc. (a)	8,000	373,360
Alexion Pharmaceuticals, Inc. (a)	105,600	10,351,968
Alkermes PLC (a)	18,261	1,054,755
Alnylam Pharmaceuticals, Inc. (a)	46,377	3,035,838
Amgen, Inc.	78,800	12,232,912
Amicus Therapeutics, Inc. (a)	159,400	1,278,388
BioMarin Pharmaceutical, Inc. (a)	26,800	2,348,752
bluebird bio, Inc. (a)	20,900	1,574,815
Coherus BioSciences, Inc. (a)	19,000	375,250
Five Prime Therapeutics, Inc. (a)	14,200	401,150
Genocea Biosciences, Inc. (a)(b)	14,933	91,091
Insmed, Inc. (a)	86,200	1,329,204
Intercept Pharmaceuticals, Inc. (a)	2,900	324,510
Ionis Pharmaceuticals, Inc. (a)	89,256	4,087,032
Merrimack Pharmaceuticals, Inc.	104,600	189,849
Neurocrine Biosciences, Inc. (a)	44,055	1,915,071
Prothena Corp. PLC (a)	31,405	1,601,969
Regeneron Pharmaceuticals, Inc. (a)	19,200	8,813,952
Regulus Therapeutics, Inc. (a)	8,700	12,180
Rigel Pharmaceuticals, Inc. (a)	181,900	416,551
Sage Therapeutics, Inc. (a)	6,000	396,660
Spark Therapeutics, Inc. (a)	2,700	137,511
TESARO, Inc. (a)	8,000	1,194,480
Vertex Pharmaceuticals, Inc. (a)	21,600	2,669,760
Xencor, Inc. (a)	12,400	254,200
		57,138,166
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	262,700	7,100,781
Danaher Corp.	17,800	1,511,932
Insulet Corp. (a)	26,900	1,128,993
Intuitive Surgical, Inc. (a)	700	640,276
Medtronic PLC	64,000	5,393,920
		15,775,902
Health Care Providers & Services - 2.6%
Anthem, Inc.	47,400	8,643,390
Cigna Corp.	4,500	725,535
Humana, Inc.	8,900	2,067,114
UnitedHealth Group, Inc.	28,100	4,922,558
		16,358,597
Health Care Technology - 0.5%
athenahealth, Inc. (a)	23,323	3,124,816
Castlight Health, Inc. Class B (a)	28,800	100,800
		3,225,616
Pharmaceuticals - 2.1%
Allergan PLC	38,660	8,650,175
Bristol-Myers Squibb Co.	49,500	2,670,525
Innoviva, Inc. (a)	54,600	667,212
Theravance Biopharma, Inc. (a)	37,400	1,365,100
		13,353,012

TOTAL HEALTH CARE		105,851,293

INDUSTRIALS - 3.3%
Air Freight & Logistics - 0.2%
FedEx Corp.	6,400	1,240,576
Airlines - 0.9%
Allegiant Travel Co.	2,100	287,700
JetBlue Airways Corp. (a)	17,300	387,866
Spirit Airlines, Inc. (a)	102,700	5,453,370
		6,128,936
Electrical Equipment - 0.3%
Fortive Corp.	7,400	462,130
Sunrun, Inc. (a)	281,200	1,417,248
		1,879,378
Machinery - 0.6%
Allison Transmission Holdings, Inc.	42,399	1,641,689
Caterpillar, Inc.	20,700	2,182,401
Middleby Corp. (a)	500	64,180
		3,888,270
Professional Services - 0.6%
Equifax, Inc.	14,700	2,010,960
Recruit Holdings Co. Ltd.	6,600	349,815
TransUnion Holding Co., Inc. (a)	28,400	1,241,364
		3,602,139
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	7,300	623,274
Trading Companies & Distributors - 0.6%
Bunzl PLC	33,700	1,055,993
HD Supply Holdings, Inc. (a)	64,300	2,594,505
		3,650,498

TOTAL INDUSTRIALS		21,013,071

INFORMATION TECHNOLOGY - 40.3%
Communications Equipment - 0.4%
Carvana Co. Class A (b)	247,100	2,483,355
Internet Software & Services - 10.6%
Alphabet, Inc.:
Class A (a)	15,500	15,299,895
Class C (a)	25,700	24,796,902
Apptio, Inc. Class A	6,100	100,772
Cloudera, Inc. (b)	2,600	53,950
Cloudera, Inc.	10,396	194,145
Criteo SA sponsored ADR (a)	3,300	173,019
Endurance International Group Holdings, Inc. (a)	358,594	2,707,385
Facebook, Inc. Class A (a)	108,700	16,463,702
GoDaddy, Inc. (a)	110,600	4,550,084
The Trade Desk, Inc.	3,000	165,000
Wix.com Ltd. (a)	38,069	2,805,685
		67,310,539
IT Services - 11.9%
Accenture PLC Class A	2,500	311,175
Alliance Data Systems Corp.	40,000	9,645,200
Capgemini SA	29,700	3,074,780
Cognizant Technology Solutions Corp. Class A	122,800	8,216,548
EPAM Systems, Inc. (a)	75,600	6,341,328
Euronet Worldwide, Inc. (a)	43,400	3,785,782
FleetCor Technologies, Inc. (a)	28,500	4,112,265
Global Payments, Inc.	75,600	6,925,716
Luxoft Holding, Inc. (a)	97,000	6,266,200
MasterCard, Inc. Class A	54,800	6,733,824
PayPal Holdings, Inc. (a)	63,000	3,289,230
Paysafe Group PLC (a)	539,400	3,478,425
Presidio, Inc.	245,400	3,771,798
Visa, Inc. Class A	101,300	9,646,799
		75,599,070
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	29,000	324,510
Micron Technology, Inc. (a)	54,100	1,664,657
NVIDIA Corp.	28,900	4,171,715
Qualcomm, Inc.	56,300	3,224,301
SolarEdge Technologies, Inc. (a)	193,180	3,593,148
		12,978,331
Software - 8.7%
Activision Blizzard, Inc.	105,400	6,174,332
Adobe Systems, Inc. (a)	45,400	6,440,444
Autodesk, Inc. (a)	44,600	4,984,942
Electronic Arts, Inc. (a)	31,700	3,592,561
Microsoft Corp.	239,100	16,698,744
Red Hat, Inc. (a)	9,100	815,087
Salesforce.com, Inc. (a)	117,648	10,545,967
SS&C Technologies Holdings, Inc.	85,800	3,224,364
Workday, Inc. Class A (a)	27,200	2,719,456
		55,195,897
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	276,500	42,238,140

TOTAL INFORMATION TECHNOLOGY		255,805,332

MATERIALS - 4.9%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	55,600	4,387,952
LyondellBasell Industries NV Class A	191,000	15,379,320
Monsanto Co.	24,400	2,865,048
The Chemours Co. LLC	23,200	927,768
		23,560,088
Containers & Packaging - 1.2%
Ball Corp.	192,600	7,877,340

TOTAL MATERIALS		31,437,428

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	151,100	19,822,809
Extra Space Storage, Inc.	80,300	6,220,841
SBA Communications Corp. Class A (a)	31,700	4,380,306
		30,423,956
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	138,100	9,310,702
TOTAL COMMON STOCKS
(Cost $460,035,683)		625,350,117

Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	56,277	872,856
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(c)	273,248	1,052,005

TOTAL CONSUMER STAPLES		1,924,861

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	55,696	2,716,418
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(c)	282,324	1,309,983
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,597,038)		5,951,262
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. 3.5% 5/3/19(c)
(Cost $569,000)	569,000	569,000
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.86% (d)	11,471,809	11,474,104
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	2,823,266	2,823,548
TOTAL MONEY MARKET FUNDS
(Cost $14,297,411)		14,297,652
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $478,499,132)		646,168,031
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(11,162,389)
NET ASSETS - 100%		$635,005,642

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,520,262 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron Holdings, Inc. Series D	5/18/15	$749,998
Blue Apron Holdings, Inc. 3.5% 5/3/19	5/3/17	$569,000
PAX Labs, Inc. Series C	5/22/15	$1,052,005
Redfin Corp. Series G	12/16/14	$931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,735
Fidelity Securities Lending Cash Central Fund	152,451
Total	$178,186

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$101,341,165	$101,341,165	$--	$--
Consumer Staples	41,379,177	28,217,202	11,237,114	1,924,861
Energy	7,573,574	7,573,574	--	--
Financials	23,139,280	23,139,280	--	--
Health Care	105,851,293	105,851,293	--	--
Industrials	21,013,071	21,013,071	--	--
Information Technology	258,521,750	255,611,187	194,145	2,716,418
Materials	31,437,428	31,437,428	--	--
Real Estate	31,733,939	30,423,956	--	1,309,983
Telecommunication Services	9,310,702	9,310,702	--	--
Corporate Bonds	569,000	--	--	569,000
Money Market Funds	14,297,652	14,297,652	--	--
Total Investments in Securities:	$646,168,031	$628,216,510	$11,431,259	$6,520,262

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$5,987,176
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	115,452
Cost of Purchases	569,000
Proceeds of Sales	(151,366)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,520,262
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$276,400

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
Ireland	2.9%
Netherlands	2.6%
United Kingdom	2.0%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,719,665) — See accompanying schedule: Unaffiliated issuers (cost $464,201,721)	$631,870,379
Fidelity Central Funds (cost $14,297,411)	14,297,652
Total Investments (cost $478,499,132)		$646,168,031
Receivable for investments sold		7,542,127
Receivable for fund shares sold		10,473
Dividends receivable		496,779
Interest receivable		2,460
Distributions receivable from Fidelity Central Funds		37,320
Other receivables		3,737
Total assets		654,260,927
Liabilities
Payable for investments purchased	$5,431,320
Payable for fund shares redeemed	10,581,504
Accrued management fee	272,113
Other affiliated payables	104,795
Other payables and accrued expenses	39,603
Collateral on securities loaned	2,825,950
Total liabilities		19,255,285
Net Assets		$635,005,642
Net Assets consist of:
Paid in capital		$451,312,455
Undistributed net investment income		1,237,029
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,787,701
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,668,457
Net Assets, for 51,639,877 shares outstanding		$635,005,642
Net Asset Value, offering price and redemption price per share ($635,005,642 ÷ 51,639,877 shares)		$12.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$3,141,246
Interest		2,460
Income from Fidelity Central Funds		178,186
Total income		3,321,892
Expenses
Management fee
Basic fee	$1,672,163
Performance adjustment	(514,998)
Transfer agent fees	514,245
Accounting and security lending fees	115,177
Custodian fees and expenses	24,954
Independent trustees' fees and expenses	1,213
Audit	30,079
Legal	2,259
Interest	718
Miscellaneous	3,167
Total expenses before reductions	1,848,977
Expense reductions	(16,477)	1,832,500
Net investment income (loss)		1,489,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,680,097
Fidelity Central Funds	(1,831)
Foreign currency transactions	12,882
Total net realized gain (loss)		16,691,148
Change in net unrealized appreciation (depreciation) on: Investment securities	94,240,998
Assets and liabilities in foreign currencies	(281)
Total change in net unrealized appreciation (depreciation)		94,240,717
Net gain (loss)		110,931,865
Net increase (decrease) in net assets resulting from operations		$112,421,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,489,392	$2,654,868
Net realized gain (loss)	16,691,148	21,127,257
Change in net unrealized appreciation (depreciation)	94,240,717	(36,293,383)
Net increase (decrease) in net assets resulting from operations	112,421,257	(12,511,258)
Distributions to shareholders from net investment income	(2,032,804)	(3,620,189)
Distributions to shareholders from net realized gain	(19,503,931)	(65,761,689)
Total distributions	(21,536,735)	(69,381,878)
Share transactions
Proceeds from sales of shares	24,253,144	82,016,938
Reinvestment of distributions	21,536,735	69,381,877
Cost of shares redeemed	(92,656,647)	(111,626,598)
Net increase (decrease) in net assets resulting from share transactions	(46,866,768)	39,772,217
Total increase (decrease) in net assets	44,017,754	(42,120,919)
Net Assets
Beginning of period	590,987,888	633,108,807
End of period	$635,005,642	$590,987,888
Other Information
Undistributed net investment income end of period	$1,237,029	$1,780,441
Shares
Sold	2,147,863	7,910,300
Issued in reinvestment of distributions	2,060,932	6,584,295
Redeemed	(8,216,180)	(10,624,052)
Net increase (decrease)	(4,007,385)	3,870,543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$12.23	$11.79	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.05	.05C	.02	–D
Net realized and unrealized gain (loss)	2.04	(.32)	.60	1.56	.23
Total from investment operations	2.07	(.27)	.65	1.58	.23
Distributions from net investment income	(.04)	(.07)	(.02)	–D	–
Distributions from net realized gain	(.36)	(1.27)	(.20)	(.02)	–
Total distributions	(.39)E	(1.34)	(.21)F	(.02)	–
Net asset value, end of period	$12.30	$10.62	$12.23	$11.79	$10.23
Total ReturnG,H	20.16%	(2.09)%	5.71%	15.51%	2.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.60%K	.62%	.74%	.77%	.85%K
Expenses net of fee waivers, if any	.60%K	.62%	.74%	.77%	.85%K
Expenses net of all reductions	.60%K	.61%	.74%	.77%	.85%K
Net investment income (loss)	.49%K	.45%	.44%C	.16%	.38%K
Supplemental Data
Net assets, end of period (000 omitted)	$635,006	$590,988	$633,109	$974,463	$852,281
Portfolio turnover rateL	49%K	67%	50%	16%	65%M

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.355 per share.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.197 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$569,000	Market approach	Transaction price	$100.00	Increase
Equities	$5,951,262	Market comparable	Enterprise value/Sales multiple (EV/S)	2.0 – 2.4 / 2.2	Decrease
			Discount rate	35.0%	Decrease
		Market approach	Transaction price	$3.85 - $48.77 / $36.23	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$181,711,501
Gross unrealized depreciation	(14,252,924)
Net unrealized appreciation (depreciation) on securities	$167,458,577
Tax cost	$478,709,454

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $147,430,831 and $210,540,165, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,336 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,286,200.82%		$718

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,030 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,451. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,811 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,666.

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of the Fund to the extent annual operating expenses exceed .014% of average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.60%	$1,000.00	$1,201.60	$3.29-C
Hypothetical-D		$1,000.00	$1,021.94	$3.02-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the current period, the restated annualized expense ratio would have been .01% and the expenses paid in the actual and hypothetical examples above would have been $.05 and $.05, respectively.

 D 5% return per year before expenses

Corporate Headquarters

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AXS3-SANN-0717
1.967933.103

Fidelity Advisor® Series Small Cap Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Marriott Vacations Worldwide Corp.	3.0	1.5
Conduent, Inc.	2.6	0.0
Berry Global Group, Inc.	2.3	1.3
CBRE Group, Inc.	2.3	1.1
Stamps.com, Inc.	2.3	0.8
j2 Global, Inc.	2.2	1.1
Global Payments, Inc.	2.2	0.9
CDW Corp.	2.2	2.5
Polaris Industries, Inc.	2.1	0.0
Premier, Inc.	2.1	1.5
	23.3

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	19.9
Consumer Discretionary	16.1	10.0
Financials	14.5	16.7
Industrials	10.1	17.7
Health Care	9.2	11.3

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks and Equity Futures	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 15.3%

As of November 30, 2016*
Stocks and Equity Futures	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 20.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 3.6%
Dorman Products, Inc. (a)	61,000	$5,087,400
Standard Motor Products, Inc.	96,375	4,689,608
Tenneco, Inc.	121,900	6,930,015
		16,707,023
Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc. (a)	87,000	6,820,800
Tsukada Global Holdings, Inc.	240,600	1,214,405
		8,035,205
Hotels, Restaurants & Leisure - 3.0%
Marriott Vacations Worldwide Corp.	118,700	13,830,925
Household Durables - 4.3%
NVR, Inc. (a)	3,100	7,075,378
PulteGroup, Inc.	313,300	7,102,511
TopBuild Corp. (a)	105,500	5,649,525
		19,827,414
Leisure Products - 2.1%
Polaris Industries, Inc. (b)	114,700	9,588,920
Specialty Retail - 1.4%
Asbury Automotive Group, Inc. (a)	113,200	6,333,540

TOTAL CONSUMER DISCRETIONARY		74,323,027

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
McColl's Retail Group PLC	717,991	1,877,944
Sundrug Co. Ltd.	54,000	2,101,490
Tsuruha Holdings, Inc.	23,500	2,605,688
		6,585,122
ENERGY - 3.5%
Energy Equipment & Services - 1.6%
Hess Midstream Partners LP	322,799	7,501,849
Oil, Gas & Consumable Fuels - 1.9%
Noble Midstream Partners LP	112,700	5,183,073
World Fuel Services Corp.	98,715	3,488,588
		8,671,661

TOTAL ENERGY		16,173,510

FINANCIALS - 14.5%
Banks - 8.8%
Allegiance Bancshares, Inc. (a)	169,020	6,549,525
Bank of Hawaii Corp.	43,500	3,381,255
Bank of the Ozarks, Inc.	193,600	8,557,120
ConnectOne Bancorp, Inc.	243,676	5,312,137
German American Bancorp, Inc.	124,191	3,856,131
Great Western Bancorp, Inc.	119,855	4,537,710
Home Bancshares, Inc.	174,900	4,094,409
ServisFirst Bancshares, Inc.	121,900	4,173,856
		40,462,143
Insurance - 4.2%
Enstar Group Ltd. (a)	22,600	4,240,890
Hastings Group Holdings PLC	1,129,671	4,565,981
James River Group Holdings Ltd.	85,788	3,400,636
Reinsurance Group of America, Inc.	57,400	7,146,874
		19,354,381
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (a)	128,037	4,643,902
Meridian Bancorp, Inc. Maryland	137,510	2,227,662
		6,871,564

TOTAL FINANCIALS		66,688,088

HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 1.1%
LivaNova PLC (a)	89,100	5,064,444
Health Care Providers & Services - 6.1%
HealthSouth Corp.	203,300	9,215,589
Premier, Inc. (a)	274,682	9,482,023
Sigma Healthcare Ltd.	1,042,439	631,286
Surgery Partners, Inc. (a)	383,000	8,349,400
The Ensign Group, Inc.	14,323	263,257
		27,941,555
Health Care Technology - 0.4%
Quality Systems, Inc. (a)	128,762	1,977,784
Life Sciences Tools & Services - 1.2%
ICON PLC (a)	58,800	5,533,080
Pharmaceuticals - 0.4%
Kaken Pharmaceutical Co. Ltd.	28,400	1,636,045

TOTAL HEALTH CARE		42,152,908

INDUSTRIALS - 10.1%
Building Products - 1.0%
Apogee Enterprises, Inc.	87,000	4,635,360
Commercial Services & Supplies - 2.4%
Coor Service Management Holding AB	263,300	1,817,659
Deluxe Corp.	87,400	5,957,184
Loomis AB (B Shares)	90,800	3,421,428
		11,196,271
Construction & Engineering - 2.1%
Argan, Inc.	69,600	4,109,880
EMCOR Group, Inc.	87,000	5,482,740
		9,592,620
Machinery - 0.4%
Hy-Lok Corp.	79,784	1,706,834
Marine - 0.5%
SITC International Holdings Co. Ltd.	2,876,000	2,088,939
Professional Services - 2.1%
Benefit One, Inc.	42,000	1,598,465
ICF International, Inc. (a)	92,576	4,355,701
On Assignment, Inc. (a)	75,100	3,935,240
		9,889,406
Trading Companies & Distributors - 1.6%
Univar, Inc. (a)	244,000	7,422,480

TOTAL INDUSTRIALS		46,531,910

INFORMATION TECHNOLOGY - 21.5%
Electronic Equipment & Components - 5.4%
CDW Corp.	165,300	9,947,754
ePlus, Inc. (a)	70,813	5,576,524
Fabrinet (a)	96,700	3,406,741
SYNNEX Corp.	50,713	5,642,328
		24,573,347
Internet Software & Services - 4.5%
j2 Global, Inc.	122,100	10,332,102
Stamps.com, Inc. (a)	75,800	10,452,820
		20,784,922
IT Services - 10.5%
Blackhawk Network Holdings, Inc. (a)	141,300	6,125,355
Conduent, Inc. (a)	723,500	11,872,635
CSRA, Inc.	174,100	5,250,856
Global Payments, Inc.	109,700	10,049,617
Maximus, Inc.	130,400	8,095,232
WEX, Inc. (a)	69,600	7,110,336
		48,504,031
Software - 0.4%
Zensar Technologies Ltd.	146,128	1,961,436
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	87,000	3,352,110

TOTAL INFORMATION TECHNOLOGY		99,175,846

MATERIALS - 7.6%
Chemicals - 0.5%
SK Kaken Co. Ltd.	22,000	2,073,860
Containers & Packaging - 4.9%
Berry Global Group, Inc. (a)	186,100	10,791,939
Greif, Inc. Class A	113,200	6,729,740
Silgan Holdings, Inc.	156,600	4,981,446
		22,503,125
Metals & Mining - 1.0%
Atkore International Group, Inc.	227,400	4,743,564
Paper & Forest Products - 1.2%
Neenah Paper, Inc.	71,400	5,569,200

TOTAL MATERIALS		34,889,749

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
National Health Investors, Inc.	57,400	4,334,848
Real Estate Management & Development - 5.0%
CBRE Group, Inc. (a)	304,700	10,627,936
Daito Trust Construction Co. Ltd.	28,600	4,511,440
Open House Co. Ltd.	84,100	2,608,429
Relo Holdings Corp.	249,000	5,013,725
		22,761,530

TOTAL REAL ESTATE		27,096,378

UTILITIES - 2.3%
Gas Utilities - 1.7%
Amerigas Partners LP	109,700	4,864,098
Star Gas Partners LP	277,878	2,776,001
		7,640,099
Multi-Utilities - 0.6%
Telecom Plus PLC	168,100	2,861,133

TOTAL UTILITIES		10,501,232

TOTAL COMMON STOCKS
(Cost $354,333,362)		424,117,770
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.71% to 0.92% 6/8/17 to 8/24/17 (c)
(Cost $1,658,701)	1,660,000	1,658,611
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 0.86% (d)	34,678,028	$34,684,963
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	8,828,394	8,829,277
TOTAL MONEY MARKET FUNDS
(Cost $43,514,420)		43,514,240
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $399,506,483)		469,290,621
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(8,758,812)
NET ASSETS - 100%		$460,531,809

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
468 ICE Russell 2000 Index Contracts (United States)	June 2017	32,036,940	$(110,195)

The face value of futures purchased as a percentage of Net Assets is 7%.

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $32,303,937.

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,658,611.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,951
Fidelity Securities Lending Cash Central Fund	65,870
Total	$168,821

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$74,323,027	$74,323,027	$--	$--
Consumer Staples	6,585,122	6,585,122	--	--
Energy	16,173,510	16,173,510	--	--
Financials	66,688,088	66,688,088	--	--
Health Care	42,152,908	42,152,908	--	--
Industrials	46,531,910	46,531,910	--	--
Information Technology	99,175,846	99,175,846	--	--
Materials	34,889,749	34,889,749	--	--
Real Estate	27,096,378	27,096,378	--	--
Utilities	10,501,232	10,501,232	--	--
U.S. Government and Government Agency Obligations	1,658,611	--	1,658,611	--
Money Market Funds	43,514,240	43,514,240	--	--
Total Investments in Securities:	$469,290,621	$467,632,010	$1,658,611	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(110,195)	$(110,195)	$--	$--
Total Liabilities	$(110,195)	$(110,195)	$--	$--
Total Derivative Instruments:	$(110,195)	$(110,195)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$31,394,937

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(110,195)
Total Equity Risk	0	(110,195)
Total Value of Derivatives	$0	$(110,195)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Japan	5.1%
United Kingdom	3.1%
Bermuda	2.6%
Cayman Islands	1.3%
Ireland	1.2%
Sweden	1.1%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,533,554) — See accompanying schedule: Unaffiliated issuers (cost $355,992,063)	$425,776,381
Fidelity Central Funds (cost $43,514,420)	43,514,240
Total Investments (cost $399,506,483)		$469,290,621
Foreign currency held at value (cost $80,406)		80,406
Receivable for investments sold		1,567,748
Receivable for fund shares sold		7,984
Dividends receivable		532,595
Distributions receivable from Fidelity Central Funds		24,692
Other receivables		6,531
Total assets		471,510,577
Liabilities
Payable for investments purchased	$202,894
Payable for fund shares redeemed	1,605,084
Accrued management fee	204,242
Payable for daily variation margin for derivative instruments	21,060
Other affiliated payables	78,018
Other payables and accrued expenses	37,896
Collateral on securities loaned	8,829,574
Total liabilities		10,978,768
Net Assets		$460,531,809
Net Assets consist of:
Paid in capital		$388,678,755
Distributions in excess of net investment income		(24,718)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,202,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,675,013
Net Assets, for 39,986,128 shares outstanding		$460,531,809
Net Asset Value, offering price and redemption price per share ($460,531,809 ÷ 39,986,128 shares)		$11.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$2,596,209
Interest		4,733
Income from Fidelity Central Funds		168,821
Total income		2,769,763
Expenses
Management fee
Basic fee	$1,588,910
Performance adjustment	(288,907)
Transfer agent fees	386,530
Accounting and security lending fees	89,762
Custodian fees and expenses	31,945
Independent trustees' fees and expenses	915
Audit	30,555
Legal	594
Miscellaneous	1,943
Total expenses before reductions	1,842,247
Expense reductions	(21,684)	1,820,563
Net investment income (loss)		949,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,364,524
Fidelity Central Funds	545
Foreign currency transactions	603
Futures contracts	2,302,520
Total net realized gain (loss)		18,668,192
Change in net unrealized appreciation (depreciation) on: Investment securities	9,355,808
Assets and liabilities in foreign currencies	18,470
Futures contracts	(1,206,990)
Total change in net unrealized appreciation (depreciation)		8,167,288
Net gain (loss)		26,835,480
Net increase (decrease) in net assets resulting from operations		$27,784,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$949,200	$3,836,873
Net realized gain (loss)	18,668,192	(16,140,191)
Change in net unrealized appreciation (depreciation)	8,167,288	21,365,425
Net increase (decrease) in net assets resulting from operations	27,784,680	9,062,107
Distributions to shareholders from net investment income	(3,874,433)	(1,156,042)
Distributions to shareholders from net realized gain	–	(21,339,829)
Total distributions	(3,874,433)	(22,495,871)
Share transactions
Proceeds from sales of shares	25,817,513	74,361,903
Reinvestment of distributions	3,874,433	22,495,871
Cost of shares redeemed	(44,438,639)	(115,621,992)
Net increase (decrease) in net assets resulting from share transactions	(14,746,693)	(18,764,218)
Total increase (decrease) in net assets	9,163,554	(32,197,982)
Net Assets
Beginning of period	451,368,255	483,566,237
End of period	$460,531,809	$451,368,255
Other Information
Undistributed net investment income end of period	$–	$2,900,515
Distributions in excess of net investment income end of period	$(24,718)	$–
Shares
Sold	2,276,683	7,404,925
Issued in reinvestment of distributions	347,795	2,149,872
Redeemed	(3,938,973)	(11,192,117)
Net increase (decrease)	(1,314,495)	(1,637,320)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Small Cap Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.26	$11.19	$10.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09C	.03D	.02	–E,F
Net realized and unrealized gain (loss)	.67	.10	.38	.82	.39
Total from investment operations	.69	.19	.41	.84	.39
Distributions from net investment income	(.10)	(.03)	(.02)	(.01)	–
Distributions from net realized gain	–	(.50)	(.32)	(.03)	–
Total distributions	(.10)	(.52)G	(.34)	(.04)	–
Net asset value, end of period	$11.52	$10.93	$11.26	$11.19	$10.39
Total ReturnH,I	6.30%	1.96%	3.81%	8.12%	3.90%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.81%L	.97%	1.04%	.94%	1.07%L
Expenses net of fee waivers, if any	.81%L	.97%	1.03%	.94%	.95%L
Expenses net of all reductions	.80%L	.97%	1.02%	.94%	.95%L
Net investment income (loss)	.42%L	.85%C	.30%D	.16%	(.25)%E,L
Supplemental Data
Net assets, end of period (000 omitted)	$460,532	$451,368	$483,566	$517,827	$485,539
Portfolio turnover rateM	79%L	90%	35%	58%	4%N

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 amount per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

 F Amount represents less than $.005 per share.

 G Total distributions of $.52 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.496 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$77,510,000
Gross unrealized depreciation	(7,734,241)
Net unrealized appreciation (depreciation) on securities	$69,775,759
Tax cost	$399,514,862

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,074,982)
Long-term	(9,243,346)
Total capital loss carryforward	$(15,318,328)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,302,520 and a change in net unrealized appreciation (depreciation) of $(1,206,990) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $167,587,840 and $205,317,399, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,117 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,870. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,620 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the operating expenses in the amount of $2,064.

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of the Fund to the extent annual operating expenses exceed .014% of average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.81%	$1,000.00	$1,063.00	$4.17-C
Hypothetical-D		$1,000.00	$1,020.89	$4.08-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the current period, the restated annualized expense ratio would have been .01% and the expenses paid in the actual and hypothetical examples above would have been $.05 and $.05, respectively.

 D 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AXS5-SANN-0717
1.967944.103

Fidelity Advisor® Equity Growth Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.8	9.2
Alphabet, Inc. Class A	6.2	6.2
Amazon.com, Inc.	4.3	3.9
Charter Communications, Inc. Class A	3.1	2.9
Apple, Inc.	3.0	3.1
Home Depot, Inc.	2.7	2.6
Electronic Arts, Inc.	2.4	3.1
Adobe Systems, Inc.	1.9	1.5
Global Payments, Inc.	1.9	1.7
American Tower Corp.	1.7	1.4
	34.0

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.1	38.5
Consumer Discretionary	16.2	18.1
Health Care	11.2	13.9
Consumer Staples	7.6	8.5
Industrials	7.4	7.2

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	96.8%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 10.8%

As of November 30, 2016*
Stocks and Equity Futures	97.9%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 7.4%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.8%
Tesla, Inc. (a)	71,100	$24,246
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	189,800	14,880
Hotels, Restaurants & Leisure - 1.6%
Dave & Buster's Entertainment, Inc. (a)	387,800	25,866
Starbucks Corp.	250,302	15,922
Wingstop, Inc.	149,500	4,262
		46,050
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	316,300	1,583
SodaStream International Ltd. (a)	4,900	260
		1,843
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (a)	127,400	126,715
Ctrip.com International Ltd. ADR (a)	405,800	22,177
Netflix, Inc. (a)	82,300	13,421
NutriSystem, Inc.	122,400	6,371
		168,684
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	202,642	0
Media - 3.7%
Charter Communications, Inc. Class A (a)	264,300	91,329
Cinemark Holdings, Inc.	135,700	5,370
Sirius XM Holdings, Inc. (c)	2,236,900	11,744
		108,443
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	100,000	7,770
Ollie's Bargain Outlet Holdings, Inc. (a)	211,800	8,716
		16,486
Specialty Retail - 2.7%
Five Below, Inc. (a)	5,700	292
Home Depot, Inc.	511,944	78,589
		78,881
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc. (c)	5,800	105
Kering SA	4,500	1,488
LVMH Moet Hennessy - Louis Vuitton SA	40,002	10,225
		11,818

TOTAL CONSUMER DISCRETIONARY		471,331

CONSUMER STAPLES - 7.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	111,000	12,981
Constellation Brands, Inc. Class A (sub. vtg.)	44,300	8,096
Kweichow Moutai Co. Ltd. (A Shares)	87,813	5,712
PepsiCo, Inc.	123,000	14,375
Pernod Ricard SA ADR	241,700	6,574
The Coca-Cola Co.	720,726	32,771
		80,509
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	104,800	18,909
Food Products - 0.5%
Danone SA (c)	187,200	13,914
Hostess Brands, Inc. Class A (a)	57,100	899
		14,813
Personal Products - 2.8%
Coty, Inc. Class A	311,000	5,890
Estee Lauder Companies, Inc. Class A	174,700	16,446
Herbalife Ltd. (a)(c)	504,700	36,227
Unilever NV (NY Reg.)	406,000	23,053
		81,616
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	351,381	25,342

TOTAL CONSUMER STAPLES		221,189

ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	165,900	9,149
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy, Inc. (a)	350,966	17,099
Golar LNG Ltd.	190,848	4,440
Reliance Industries Ltd. (a)	538,573	11,193
		32,732

TOTAL ENERGY		41,881

FINANCIALS - 7.3%
Banks - 2.7%
Citigroup, Inc.	112,600	6,817
First Republic Bank	299,100	27,547
HDFC Bank Ltd.	68,446	1,754
JPMorgan Chase & Co.	464,600	38,167
Metro Bank PLC (a)	50,300	2,398
		76,683
Capital Markets - 3.9%
BlackRock, Inc. Class A	20,500	8,389
CBOE Holdings, Inc.	22,454	1,939
Charles Schwab Corp.	213,500	8,273
CME Group, Inc.	327,054	38,360
Goldman Sachs Group, Inc.	33,200	7,014
JMP Group, Inc.	141,100	765
MSCI, Inc.	140,300	14,273
S&P Global, Inc.	134,275	19,176
The Blackstone Group LP	475,400	15,631
		113,820
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	55,800	9,223
Bioverativ, Inc.	10,100	556
Quantenna Communications, Inc. (c)	150,000	2,868
		12,647
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	229,300	8,317

TOTAL FINANCIALS		211,467

HEALTH CARE - 11.2%
Biotechnology - 5.3%
Advanced Accelerator Applications SA sponsored ADR (a)	102,800	3,884
Alexion Pharmaceuticals, Inc. (a)	106,700	10,460
Amgen, Inc.	274,100	42,551
Biogen, Inc. (a)	20,200	5,005
BioMarin Pharmaceutical, Inc. (a)	159,679	13,994
Cytokinetics, Inc. (a)	169,810	2,301
Insmed, Inc. (a)	712,520	10,987
Regeneron Pharmaceuticals, Inc. (a)	32,000	14,690
Samsung Biologics Co. Ltd.	2,090	411
TESARO, Inc. (a)	108,000	16,125
Vertex Pharmaceuticals, Inc. (a)	270,964	33,491
		153,899
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp. (a)	1,357,300	36,688
Danaher Corp.	286,814	24,362
DexCom, Inc. (a)	30,800	2,059
Intuitive Surgical, Inc. (a)	34,400	31,465
Medtronic PLC	175,300	14,774
Novadaq Technologies, Inc. (a)	889,100	6,144
ResMed, Inc.	98,000	6,968
The Cooper Companies, Inc.	14,800	3,238
		125,698
Health Care Providers & Services - 0.8%
Henry Schein, Inc. (a)	25,900	4,765
UnitedHealth Group, Inc.	96,300	16,870
		21,635
Pharmaceuticals - 0.8%
Allergan PLC	53,100	11,881
Zoetis, Inc. Class A	192,100	11,964
		23,845

TOTAL HEALTH CARE		325,077

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)(c)	822,634	19,751
TransDigm Group, Inc.	33,377	8,948
		28,699
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	75,060	8,012
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	356,600	15,537
Electrical Equipment - 1.9%
AMETEK, Inc.	430,600	26,275
Fortive Corp.	467,407	29,190
		55,465
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	49,569	11,262
Machinery - 1.1%
Allison Transmission Holdings, Inc.	751,100	29,083
Rational AG	3,600	1,943
		31,026
Professional Services - 2.1%
Equifax, Inc.	127,000	17,374
IHS Markit Ltd. (a)	515,400	23,631
Robert Half International, Inc.	173,600	8,071
TransUnion Holding Co., Inc. (a)	317,300	13,869
		62,945
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	38,900	3,265

TOTAL INDUSTRIALS		216,211

INFORMATION TECHNOLOGY - 40.2%
Electronic Equipment & Components - 0.2%
CDW Corp.	100,000	6,018
Internet Software & Services - 16.6%
Alphabet, Inc. Class A (a)	182,750	180,391
CommerceHub, Inc.:
Series A (a)	377,849	6,431
Series C (a)	328,060	5,636
Facebook, Inc. Class A (a)	1,306,700	197,907
GoDaddy, Inc. (a)	331,300	13,630
Just Dial Ltd. (a)	139,013	965
NetEase, Inc. ADR	27,200	7,746
Shopify, Inc. Class A (a)	40,800	3,748
Stamps.com, Inc. (a)(c)	181,100	24,974
Tencent Holdings Ltd.	715,600	24,593
VeriSign, Inc. (a)(c)	168,500	15,192
		481,213
IT Services - 8.2%
Cognizant Technology Solutions Corp. Class A	448,198	29,989
Fidelity National Information Services, Inc.	102,600	8,810
FleetCor Technologies, Inc. (a)	31,400	4,531
Global Payments, Inc.	609,300	55,818
MasterCard, Inc. Class A	121,900	14,979
PayPal Holdings, Inc. (a)	768,500	40,123
Square, Inc. (a)	1,155,800	26,572
Vantiv, Inc. (a)	156,500	9,816
Visa, Inc. Class A	497,732	47,399
		238,037
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV	74,200	9,794
Maxim Integrated Products, Inc.	273,828	13,089
Monolithic Power Systems, Inc.	124,232	12,200
Qualcomm, Inc.	401,400	22,988
		58,071
Software - 10.2%
Activision Blizzard, Inc.	276,500	16,197
Adobe Systems, Inc. (a)	395,100	56,049
Autodesk, Inc. (a)	391,900	43,803
Blackbaud, Inc.	41,000	3,392
Computer Modelling Group Ltd.	541,600	4,102
CyberArk Software Ltd. (a)	53,100	2,602
Electronic Arts, Inc. (a)	618,145	70,054
Intuit, Inc.	11,300	1,589
Microsoft Corp.	424,500	29,647
Parametric Technology Corp. (a)	102,900	5,925
Red Hat, Inc. (a)	122,500	10,972
Salesforce.com, Inc. (a)	419,792	37,630
Snap, Inc. Class A (a)(c)	701,900	14,887
		296,849
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	577,800	88,265

TOTAL INFORMATION TECHNOLOGY		1,168,453

MATERIALS - 1.7%
Chemicals - 1.0%
CF Industries Holdings, Inc.	2,600	70
Sherwin-Williams Co.	44,000	14,598
The Chemours Co. LLC	332,700	13,305
		27,973
Construction Materials - 0.7%
Eagle Materials, Inc.	177,200	16,710
Summit Materials, Inc.	162,800	4,373
		21,083

TOTAL MATERIALS		49,056

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	366,800	48,120
Equinix, Inc.	18,500	8,159
SBA Communications Corp. Class A (a)	53,500	7,393
		63,672
Real Estate Management & Development - 1.6%
Realogy Holdings Corp.	1,547,818	47,147

TOTAL REAL ESTATE		110,819

TOTAL COMMON STOCKS
(Cost $2,054,195)		2,815,484

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)	875,350	9
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	485,012	23,655
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	105,425	3,516

TOTAL INFORMATION TECHNOLOGY		27,171

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,680)		27,180

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.86% (d)	39,898,718	39,907
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	74,596,932	74,604
TOTAL MONEY MARKET FUNDS
(Cost $114,511)		114,511
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $2,182,386)		2,957,175
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(48,052)
NET ASSETS - 100%		$2,909,123

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,180,000 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
NJOY, Inc.	9/11/13	$1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$185
Fidelity Securities Lending Cash Central Fund	411
Total	$596

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$471,340	$461,106	$10,225	$9
Consumer Staples	221,189	207,275	13,914	--
Energy	41,881	41,881	--	--
Financials	211,467	209,713	1,754	--
Health Care	325,077	325,077	--	--
Industrials	216,211	216,211	--	--
Information Technology	1,195,624	1,143,860	24,593	27,171
Materials	49,056	49,056	--	--
Real Estate	110,819	110,819	--	--
Money Market Funds	114,511	114,511	--	--
Total Investments in Securities:	$2,957,175	$2,879,509	$50,486	$27,180

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Cayman Islands	3.2%
Bermuda	1.2%
France	1.2%
Ireland	1.2%
Netherlands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,738) — See accompanying schedule: Unaffiliated issuers (cost $2,067,875)	$2,842,664
Fidelity Central Funds (cost $114,511)	114,511
Total Investments (cost $2,182,386)		$2,957,175
Receivable for investments sold		47,747
Receivable for fund shares sold		2,068
Dividends receivable		2,461
Distributions receivable from Fidelity Central Funds		176
Prepaid expenses		1
Other receivables		163
Total assets		3,009,791
Liabilities
Payable for investments purchased	$11,884
Payable for fund shares redeemed	11,357
Accrued management fee	1,305
Distribution and service plan fees payable	834
Other affiliated payables	497
Other payables and accrued expenses	188
Collateral on securities loaned	74,603
Total liabilities		100,668
Net Assets		$2,909,123
Net Assets consist of:
Paid in capital		$2,009,533
Accumulated net investment loss		(12,836)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		137,631
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		774,795
Net Assets		$2,909,123
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($776,831 ÷ 7,097.11 shares)		$109.46
Maximum offering price per share (100/94.25 of $109.46)		$116.14
Class M:
Net Asset Value and redemption price per share ($1,271,525 ÷ 11,802.17 shares)		$107.74
Maximum offering price per share (100/96.50 of $107.74)		$111.65
Class C:
Net Asset Value and offering price per share ($187,679 ÷ 1,969.53 shares)(a)		$95.29
Class I:
Net Asset Value, offering price and redemption price per share ($623,461 ÷ 5,251.08 shares)		$118.73
Class Z:
Net Asset Value, offering price and redemption price per share ($49,627 ÷ 415.64 shares)		$119.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$12,109
Interest		2
Income from Fidelity Central Funds		596
Total income		12,707
Expenses
Management fee	$7,338
Transfer agent fees	2,512
Distribution and service plan fees	4,797
Accounting and security lending fees	404
Custodian fees and expenses	27
Independent trustees' fees and expenses	6
Registration fees	62
Audit	37
Legal	8
Interest	6
Miscellaneous	11
Total expenses before reductions	15,208
Expense reductions	(57)	15,151
Net investment income (loss)		(2,444)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,738
Fidelity Central Funds	17
Foreign currency transactions	(87)
Futures contracts	248
Total net realized gain (loss)		137,916
Change in net unrealized appreciation (depreciation) on: Investment securities	381,308
Assets and liabilities in foreign currencies	12
Futures contracts	(168)
Total change in net unrealized appreciation (depreciation)		381,152
Net gain (loss)		519,068
Net increase (decrease) in net assets resulting from operations		$516,624

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,444)	$(9,439)
Net realized gain (loss)	137,916	155,663
Change in net unrealized appreciation (depreciation)	381,152	(165,390)
Net increase (decrease) in net assets resulting from operations	516,624	(19,166)
Distributions to shareholders from net realized gain	(153,216)	(69,494)
Share transactions - net increase (decrease)	(14,796)	(226,001)
Total increase (decrease) in net assets	348,612	(314,661)
Net Assets
Beginning of period	2,560,511	2,875,172
End of period	$2,909,123	$2,560,511
Other Information
Accumulated net investment loss end of period	$(12,836)	$(10,392)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$96.05	$98.79	$93.78	$80.87	$61.77	$54.56
Income from Investment Operations
Net investment income (loss)A	(.04)	(.24)	(.13)	(.07)	(.05)	.02
Net realized and unrealized gain (loss)	19.28	(.12)	5.14	12.98	19.15	7.30
Total from investment operations	19.24	(.36)	5.01	12.91	19.10	7.32
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(5.83)	(2.38)	–	–	–	(.11)
Total distributions	(5.83)	(2.38)	–	–	–	(.11)
Net asset value, end of period	$109.46	$96.05	$98.79	$93.78	$80.87	$61.77
Total ReturnB,C,D	21.17%	(.39)%	5.34%	15.96%	30.92%	13.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.05%	1.05%	1.07%	1.11%	1.14%
Expenses net of fee waivers, if any	1.04%G	1.05%	1.05%	1.07%	1.11%	1.14%
Expenses net of all reductions	1.03%G	1.05%	1.04%	1.07%	1.10%	1.14%
Net investment income (loss)	(.09)%G	(.25)%	(.13)%	(.08)%	(.07)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$777	$803	$887	$853	$772	$632
Portfolio turnover rateH	53%G	60%	63%	49%I	81%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$94.73	$97.68	$92.94	$80.31	$61.45	$54.26
Income from Investment Operations
Net investment income (loss)A	(.16)	(.44)	(.34)	(.25)	(.17)	(.08)
Net realized and unrealized gain (loss)	19.00	(.13)	5.08	12.88	19.03	7.27
Total from investment operations	18.84	(.57)	4.74	12.63	18.86	7.19
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(5.83)	(2.38)	–	–	–	–
Total distributions	(5.83)	(2.38)	–	–	–	–
Net asset value, end of period	$107.74	$94.73	$97.68	$92.94	$80.31	$61.45
Total ReturnB,C,D	21.04%	(.62)%	5.10%	15.73%	30.69%	13.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.27%G	1.28%	1.27%	1.28%	1.29%	1.31%
Expenses net of fee waivers, if any	1.27%G	1.27%	1.27%	1.28%	1.29%	1.31%
Expenses net of all reductions	1.26%G	1.27%	1.27%	1.28%	1.28%	1.31%
Net investment income (loss)	(.32)%G	(.48)%	(.36)%	(.29)%	(.25)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$1,272	$1,129	$1,306	$1,368	$1,283	$1,108
Portfolio turnover rateH	53%G	60%	63%	49%I	81%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$84.66	$88.01	$84.18	$73.13	$56.27	$49.96
Income from Investment Operations
Net investment income (loss)A	(.37)	(.84)	(.77)	(.66)	(.50)	(.37)
Net realized and unrealized gain (loss)	16.83	(.13)	4.60	11.71	17.36	6.68
Total from investment operations	16.46	(.97)	3.83	11.05	16.86	6.31
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(5.83)	(2.38)	–	–	–	–
Total distributions	(5.83)	(2.38)	–	–	–	–
Net asset value, end of period	$95.29	$84.66	$88.01	$84.18	$73.13	$56.27
Total ReturnB,C,D	20.71%	(1.15)%	4.55%	15.11%	29.96%	12.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%G	1.81%	1.81%	1.81%	1.84%	1.86%
Expenses net of fee waivers, if any	1.80%G	1.81%	1.81%	1.81%	1.84%	1.86%
Expenses net of all reductions	1.79%G	1.81%	1.80%	1.81%	1.83%	1.86%
Net investment income (loss)	(.85)%G	(1.01)%	(.89)%	(.83)%	(.79)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$188	$161	$183	$175	$157	$133
Portfolio turnover rateH	53%G	60%	63%	49%I	81%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$103.57	$106.06	$100.40	$86.32	$65.92	$58.24
Income from Investment Operations
Net investment income (loss)A	.10	.02	.15	.20	.20	.25
Net realized and unrealized gain (loss)	20.89	(.13)	5.51	13.88	20.40	7.75
Total from investment operations	20.99	(.11)	5.66	14.08	20.60	8.00
Distributions from net investment income	–	–	–	–	(.20)	–
Distributions from net realized gain	(5.83)	(2.38)	–	–	–	(.32)
Total distributions	(5.83)	(2.38)	–	–	(.20)	(.32)
Net asset value, end of period	$118.73	$103.57	$106.06	$100.40	$86.32	$65.92
Total ReturnB,C	21.33%	(.12)%	5.64%	16.31%	31.36%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%F	.78%	.78%	.77%	.78%	.80%
Expenses net of fee waivers, if any	.77%F	.78%	.77%	.77%	.78%	.80%
Expenses net of all reductions	.77%F	.77%	.77%	.77%	.77%	.79%
Net investment income (loss)	.18%F	.02%	.14%	.21%	.27%	.39%
Supplemental Data
Net assets, end of period (in millions)	$623	$434	$463	$432	$1,266	$1,063
Portfolio turnover rateG	53%F	60%	63%	49%H	81%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$104.05	$106.39	$100.59	$86.36	$78.49
Income from Investment Operations
Net investment income (loss)B	.17	.17	.29	.33	.09
Net realized and unrealized gain (loss)	21.01	(.13)	5.51	13.90	7.78
Total from investment operations	21.18	.04	5.80	14.23	7.87
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(5.83)	(2.38)	–	–	–
Total distributions	(5.83)	(2.38)	–	–	–
Net asset value, end of period	$119.40	$104.05	$106.39	$100.59	$86.36
Total ReturnC,D	21.42%	.02%	5.77%	16.48%	10.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.64%	.64%	.64%	.64%G
Expenses net of fee waivers, if any	.63%G	.63%	.64%	.64%	.64%G
Expenses net of all reductions	.63%G	.63%	.63%	.64%	.63%G
Net investment income (loss)	.31%G	.16%	.28%	.35%	.38%G
Supplemental Data
Net assets, end of period (in millions)	$50	$33	$26	$–	$–
Portfolio turnover rateH	53%G	60%	63%	49%I	81%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, non-taxable dividends, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$822,095
Gross unrealized depreciation	(48,594)
Net unrealized appreciation (depreciation) on securities	$773,501
Tax cost	$2,183,674

The Fund elected to defer to its next fiscal year approximately $10,260 of ordinary losses recognized during the period January 1, 2016 to November 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $248 and a change in net unrealized appreciation (depreciation) of $(168) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $694,704 and $888,688, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$983	$12
Class M	.25%	.25%	2,960	–
Class C	.75%	.25%	854	34
			$4,797	$46

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$51
Class M	15
Class C(a)	2
$68

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$786.20
Class M	1,071.18
Class C	182.21
Class I	463.18
Class Z	10.05
	$2,512

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,437.79%		$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $411, including an amount less than five hundred dollars from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $3,130. The weighted average interest rate was 1.16%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net realized gain
Class A	$47,938	$21,468
Class M	68,793	31,793
Class B	–	295
Class C	10,973	4,972
Class I	23,651	10,387
Class Z	1,861	579
Total	$153,216	$69,494

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	459	1,246	$45,782	$115,920
Reinvestment of distributions	485	205	44,771	19,967
Shares redeemed	(2,211)	(2,066)	(220,811)	(193,544)
Net increase (decrease)	(1,267)	(615)	$(130,258)	$(57,657)
Class M
Shares sold	655	1,348	$64,249	$123,818
Reinvestment of distributions	734	321	66,704	30,879
Shares redeemed	(1,507)	(3,117)	(146,511)	(288,966)
Net increase (decrease)	(118)	(1,448)	$(15,558)	$(134,269)
Class B
Shares sold	–	2	$–	$126
Reinvestment of distributions	–	3	–	278
Shares redeemed	–	(129)	–	(10,265)
Net increase (decrease)	–	(124)	$–	$(9,861)
Class C
Shares sold	167	215	$14,690	$17,757
Reinvestment of distributions	124	52	10,000	4,525
Shares redeemed	(226)	(442)	(19,589)	(36,398)
Net increase (decrease)	65	(175)	$5,101	$(14,116)
Class I
Shares sold	1,802	822	$197,078	$82,756
Reinvestment of distributions	224	95	22,400	9,952
Shares redeemed	(961)	(1,094)	(103,794)	(110,841)
Net increase (decrease)	1,065	(177)	$115,684	$(18,133)
Class Z
Shares sold	103	111	$10,985	$11,539
Reinvestment of distributions	19	6	1,861	579
Shares redeemed	(24)	(40)	(2,611)	(4,083)
Net increase (decrease)	98	77	$10,235	$8,035

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	1.04%
Actual		$1,000.00	$1,211.70	$5.73
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class M	1.27%
Actual		$1,000.00	$1,210.40	$7.00
Hypothetical-C		$1,000.00	$1,018.60	$6.39
Class C	1.80%
Actual		$1,000.00	$1,207.10	$9.90
Hypothetical-C		$1,000.00	$1,015.96	$9.05
Class I	.77%
Actual		$1,000.00	$1,213.30	$4.25
Hypothetical-C		$1,000.00	$1,021.09	$3.88
Class Z	.63%
Actual		$1,000.00	$1,214.20	$3.48
Hypothetical-C		$1,000.00	$1,021.79	$3.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

EPG-SANN-0717
1.704747.119

Fidelity Advisor® Equity Income Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.0	4.4
Cisco Systems, Inc.	3.7	3.2
Johnson & Johnson	3.3	2.7
Procter & Gamble Co.	3.1	2.7
Comcast Corp. Class A	2.6	2.0
Chubb Ltd.	2.5	1.9
The Blackstone Group LP	2.2	1.6
Verizon Communications, Inc.	2.2	2.1
Medtronic PLC	2.1	1.6
Exelon Corp.	2.0	1.6
	27.7

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	24.6
Energy	11.3	13.0
Information Technology	10.8	9.1
Consumer Staples	10.3	8.4
Health Care	10.0	9.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*,**
Stocks	98.6%
Convertible Securities	0.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 13.1%

 ** Written options - (0.0%)

As of November 30, 2016*,**
Stocks	95.0%
Bonds	0.1%
Convertible Securities	0.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 10.5%

 ** Written options - (0.2%)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Delphi Automotive PLC	51,400	$4,522
Automobiles - 2.0%
Fiat Chrysler Automobiles NV (a)	99,300	1,050
Fiat Chrysler Automobiles NV (a)	889,100	9,334
General Motors Co.	892,200	30,272
		40,656
Hotels, Restaurants & Leisure - 1.2%
Dunkin' Brands Group, Inc.	338,200	19,788
Whitbread PLC	101,916	5,635
		25,423
Household Durables - 0.7%
M.D.C. Holdings, Inc.	262,680	8,839
Tupperware Brands Corp.	89,500	6,436
		15,275
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (a)(b)(c)	52,800	2,012
Polaris Industries, Inc. (d)	21,018	1,757
		3,769
Media - 3.5%
Comcast Corp. Class A	1,304,748	54,395
The Walt Disney Co.	62,800	6,779
Time Warner, Inc.	110,100	10,954
		72,128
Multiline Retail - 1.0%
Kohl's Corp.	143,148	5,501
Macy's, Inc.	217,900	5,121
Target Corp.	178,155	9,825
		20,447
Specialty Retail - 0.2%
Bed Bath & Beyond, Inc.	24,100	829
GNC Holdings, Inc. (d)	151,116	1,145
Williams-Sonoma, Inc.	42,100	2,049
		4,023

TOTAL CONSUMER DISCRETIONARY		186,243

CONSUMER STAPLES - 10.3%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	133,305	12,636
The Coca-Cola Co.	286,700	13,036
		25,672
Food & Staples Retailing - 4.0%
CVS Health Corp.	304,000	23,356
Kroger Co.	77,700	2,314
Wal-Mart Stores, Inc.	373,050	29,322
Walgreens Boots Alliance, Inc.	276,444	22,397
Whole Foods Market, Inc.	147,100	5,147
		82,536
Food Products - 0.8%
B&G Foods, Inc. Class A (d)	233,754	9,479
The Hain Celestial Group, Inc. (a)	43,900	1,533
The Hershey Co.	27,700	3,193
The J.M. Smucker Co.	23,300	2,979
		17,184
Household Products - 3.6%
Kimberly-Clark Corp.	74,200	9,626
Procter & Gamble Co.	728,317	64,157
		73,783
Personal Products - 0.3%
Unilever NV (NY Reg.)	116,100	6,592
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	64,200	4,630
Reynolds American, Inc.	66,800	4,492
		9,122

TOTAL CONSUMER STAPLES		214,889

ENERGY - 11.0%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	102,200	5,636
Halliburton Co.	118,700	5,364
Oceaneering International, Inc.	32,100	783
Schlumberger Ltd.	127,000	8,838
		20,621
Oil, Gas & Consumable Fuels - 10.0%
Amyris, Inc. (a)	65,075	17
Anadarko Petroleum Corp.	160,445	8,107
Apache Corp.	161,527	7,553
Chevron Corp.	294,969	30,523
ConocoPhillips Co.	667,200	29,817
Energy Transfer Equity LP	40,800	695
EQT Midstream Partners LP	5,400	398
Exxon Mobil Corp.	53,700	4,323
Golar LNG Ltd.	72,443	1,685
Imperial Oil Ltd.	136,100	3,851
Kinder Morgan, Inc.	649,100	12,177
Legacy Reserves LP (a)	505,299	1,021
MPLX LP	175,430	5,798
Suncor Energy, Inc.	819,000	25,634
The Williams Companies, Inc.	1,391,550	39,798
Williams Partners LP	914,715	35,829
		207,226

TOTAL ENERGY		227,847

FINANCIALS - 24.8%
Banks - 12.7%
Bank of America Corp. (e)	1,590,900	35,652
Comerica, Inc. (e)	178,380	12,230
Huntington Bancshares, Inc.	181,000	2,270
JPMorgan Chase & Co. (e)	1,014,957	83,378
KeyCorp (e)	723,920	12,647
Lloyds Banking Group PLC	3,444,300	3,135
M&T Bank Corp.	153,017	23,943
Prosperity Bancshares, Inc.	7,900	495
Regions Financial Corp. (e)	833,800	11,540
Standard Chartered PLC (United Kingdom) (a)	381,284	3,596
SunTrust Banks, Inc. (e)	317,300	16,934
U.S. Bancorp	505,300	25,715
Wells Fargo & Co. (e)	637,850	32,620
		264,155
Capital Markets - 6.8%
Apollo Global Management LLC Class A	71,300	1,927
Ares Capital Corp.	252,842	4,210
Ares Management LP	70,996	1,281
KKR & Co. LP	1,870,896	34,462
Morgan Stanley (e)	424,242	17,708
State Street Corp.	404,999	32,991
The Blackstone Group LP	1,421,503	46,739
TPG Specialty Lending, Inc.	97,270	2,012
Virtu Financial, Inc. Class A (d)	65,400	1,066
		142,396
Insurance - 4.9%
American International Group, Inc.	33,500	2,132
Chubb Ltd.	356,684	51,074
Marsh & McLennan Companies, Inc.	66,200	5,134
MetLife, Inc. (e)	567,957	28,733
Prudential Financial, Inc. (e)	139,598	14,637
		101,710
Mortgage Real Estate Investment Trusts - 0.2%
KKR Real Estate Finance Trust, Inc.	84,800	1,875
Two Harbors Investment Corp.	156,941	1,566
		3,441
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	312,790	5,023

TOTAL FINANCIALS		516,725

HEALTH CARE - 10.0%
Biotechnology - 1.3%
Amgen, Inc.	138,949	21,570
Gilead Sciences, Inc.	83,800	5,438
		27,008
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	97,300	6,180
Medtronic PLC	518,982	43,740
		49,920
Health Care Providers & Services - 0.1%
Anthem, Inc.	8,200	1,495
Pharmaceuticals - 6.2%
Astellas Pharma, Inc.	70,700	894
Bristol-Myers Squibb Co.	141,300	7,623
GlaxoSmithKline PLC	1,162,300	25,442
Johnson & Johnson	530,718	68,065
Merck & Co., Inc.	132,900	8,653
Pfizer, Inc.	236,713	7,729
Sanofi SA	67,634	6,699
Teva Pharmaceutical Industries Ltd. sponsored ADR	170,700	4,756
		129,861

TOTAL HEALTH CARE		208,284

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	79,100	16,077
Raytheon Co.	52,800	8,660
United Technologies Corp.	302,807	36,724
		61,461
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	34,879	2,337
PostNL NV	1,460,800	7,140
United Parcel Service, Inc. Class B	323,690	34,301
		43,778
Airlines - 0.3%
Allegiant Travel Co.	5,000	685
Copa Holdings SA Class A	41,500	4,691
		5,376
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	294,904	12,849
Waste Connection, Inc. (Canada)	32,193	3,063
		15,912
Electrical Equipment - 0.9%
AMETEK, Inc.	44,700	2,728
Eaton Corp. PLC	164,800	12,752
Regal Beloit Corp.	51,900	4,110
		19,590
Industrial Conglomerates - 2.0%
General Electric Co.	1,513,354	41,436
Machinery - 0.1%
Allison Transmission Holdings, Inc.	65,900	2,552

TOTAL INDUSTRIALS		190,105

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,425,653	76,481
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	128,100	8,889
TE Connectivity Ltd.	122,230	9,638
		18,527
IT Services - 1.6%
First Data Corp. (a)(f)	779,769	13,357
First Data Corp. Class A (a)	397,700	6,813
Leidos Holdings, Inc.	20,500	1,139
Paychex, Inc. (e)	125,678	7,444
Sabre Corp. (d)	208,500	4,677
		33,430
Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor Corp.	13,400	1,394
Maxim Integrated Products, Inc.	213,200	10,191
Qualcomm, Inc.	552,689	31,652
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	260,900	9,225
		52,462
Software - 1.1%
Microsoft Corp.	314,738	21,981
SS&C Technologies Holdings, Inc.	44,700	1,680
		23,661
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. (e)	99,100	15,139
Inventec Corp.	3,486,000	2,585
		17,724

TOTAL INFORMATION TECHNOLOGY		222,285

MATERIALS - 1.9%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	102,400	8,245
Potash Corp. of Saskatchewan, Inc.	196,400	3,244
The Dow Chemical Co.	247,900	15,360
		26,849
Containers & Packaging - 0.6%
WestRock Co.	229,700	12,500

TOTAL MATERIALS		39,349

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	39,900	5,234
Cousins Properties, Inc.	482,300	4,128
Crown Castle International Corp.	109,500	11,131
Duke Realty Corp.	189,400	5,430
First Potomac Realty Trust	452,777	4,953
Piedmont Office Realty Trust, Inc. Class A	262,635	5,565
Public Storage	38,500	8,291
Sabra Health Care REIT, Inc.	70,700	1,657
Ventas, Inc.	64,294	4,275
		50,664
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.7%
AT&T, Inc. (e)	798,027	30,748
Verizon Communications, Inc.	969,590	45,222
		75,970
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94,900	2,634

TOTAL TELECOMMUNICATION SERVICES		78,604

UTILITIES - 5.6%
Electric Utilities - 4.9%
American Electric Power Co., Inc.	37,915	2,722
Duke Energy Corp.	83,600	7,163
Entergy Corp.	159,500	12,610
Exelon Corp.	1,143,000	41,502
PPL Corp.	540,100	21,555
Southern Co.	219,525	11,110
Xcel Energy, Inc.	111,900	5,361
		102,023
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	97,300	1,136
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	283,300	8,105
Public Service Enterprise Group, Inc.	102,100	4,585
		12,690

TOTAL UTILITIES		115,849

TOTAL COMMON STOCKS
(Cost $1,670,173)		2,050,844

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	430	544
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	8,000	874
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	4,250	305
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,353)		1,723
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24 (f)	910	952
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	645	426
Chesapeake Energy Corp. 5.5% 9/15/26 (f)	360	347
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	1,015	897
		1,670
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	1,317	1,208
VeriSign, Inc. 4.452% 8/15/37 (g)	219	579
		1,787

TOTAL CONVERTIBLE BONDS		4,409

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	530	579
TOTAL CORPORATE BONDS
(Cost $4,901)		4,988

Preferred Securities - 0.0%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5%(g)(h)
(Cost $1,209)	1,150	1,240
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(i)
(Cost $3,910)	3,910,236	3,910

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.86% (j)	22,569,183	22,574
Fidelity Securities Lending Cash Central Fund 0.87% (j)(k)	12,446,570	12,448
TOTAL MONEY MARKET FUNDS
(Cost $35,016)		35,022
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,716,562)		2,097,727
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,630)
NET ASSETS - 100%		$2,080,097

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apple, Inc.	7/21/17 - $165.00	241	$26	$(17)
AT&T, Inc.	9/15/17 - $40.00	1,992	86	(95)
Bank of America Corp.	8/18/17 - $26.00	3,976	61	(42)
Comerica, Inc.	6/16/17 - $72.50	451	16	(7)
JPMorgan Chase & Co.	8/18/17 - $92.50	2,530	116	(49)
KeyCorp	9/15/17 - $20.00	1,804	34	(31)
Marsh & McLennan Companies, Inc.	7/21/17 - $75.00	165	21	(54)
MetLife, Inc.	9/15/17 - $55.00	1,416	94	(93)
Morgan Stanley	9/15/17 - $46.00	1,056	67	(66)
Paychex, Inc.	9/15/17 - $60.00	308	28	(43)
Prudential Financial, Inc.	9/15/17 - $115.00	342	42	(41)
Regions Financial Corp.	8/18/17 - $15.00	2,084	79	(58)
SunTrust Banks, Inc.	7/21/17 - $60.00	790	17	(10)
Wells Fargo & Co.	9/15/17 - $57.50	1,593	97	(48)
TOTAL WRITTEN OPTIONS			$784	$(654)

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,922,000 or 0.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $79,523,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,132,000 or 0.8% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$3,910

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$317
Fidelity Securities Lending Cash Central Fund	71
Total	$388

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$186,243	$184,231	$--	$2,012
Consumer Staples	214,889	214,889	--	--
Energy	227,847	227,847	--	--
Financials	517,269	513,590	3,679	--
Health Care	208,284	175,249	33,035	--
Industrials	190,105	190,105	--	--
Information Technology	222,285	222,285	--	--
Materials	39,349	39,349	--	--
Real Estate	50,664	50,664	--	--
Telecommunication Services	79,478	75,970	3,508	--
Utilities	116,154	115,849	305	--
Corporate Bonds	4,988	--	4,988	--
Preferred Securities	1,240	--	1,240	--
Other	3,910	--	--	3,910
Money Market Funds	35,022	35,022	--	--
Total Investments in Securities:	$2,097,727	$2,045,050	$46,755	$5,922
Derivative Instruments:
Liabilities
Written Options	$(654)	$(600)	$(54)	$--
Total Liabilities	$(654)	$(600)	$(54)	$--
Total Derivative Instruments:	$(654)	$(600)	$(54)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(654)
Total Equity Risk	0	(654)
Total Value of Derivatives	$0	$(654)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Switzerland	3.0%
Ireland	2.7%
United Kingdom	2.0%
Canada	1.8%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,195) — See accompanying schedule: Unaffiliated issuers (cost $1,681,546)	$2,062,705
Fidelity Central Funds (cost $35,016)	35,022
Total Investments (cost $1,716,562)		$2,097,727
Cash		33
Restricted cash		49
Receivable for investments sold		2,760
Receivable for fund shares sold		330
Dividends receivable		5,063
Interest receivable		38
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		1
Other receivables		98
Total assets		2,106,151
Liabilities
Payable for investments purchased	$1,792
Payable for fund shares redeemed	9,183
Accrued management fee	802
Distribution and service plan fees payable	641
Written options, at value (premium received $784)	654
Other affiliated payables	402
Other payables and accrued expenses	133
Collateral on securities loaned	12,447
Total liabilities		26,054
Net Assets		$2,080,097
Net Assets consist of:
Paid in capital		$1,677,416
Undistributed net investment income		2,131
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,256
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		381,294
Net Assets		$2,080,097
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($692,146 ÷ 21,053.6 shares)		$32.88
Maximum offering price per share (100/94.25 of $32.88)		$34.89
Class M:
Net Asset Value and redemption price per share ($778,031 ÷ 23,209.5 shares)		$33.52
Maximum offering price per share (100/96.50 of $33.52)		$34.74
Class C:
Net Asset Value and offering price per share ($200,042 ÷ 6,052.9 shares)(a)		$33.05
Class I:
Net Asset Value, offering price and redemption price per share ($392,556 ÷ 11,476.6 shares)		$34.20
Class Z:
Net Asset Value, offering price and redemption price per share ($17,322 ÷ 506.5 shares)		$34.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$27,671
Interest		250
Income from Fidelity Central Funds		387
Income before foreign taxes withheld		28,308
Less foreign taxes withheld		28
Total income		28,336
Expenses
Management fee	$4,897
Transfer agent fees	2,115
Distribution and service plan fees	3,916
Accounting and security lending fees	331
Custodian fees and expenses	24
Independent trustees' fees and expenses	4
Registration fees	52
Audit	31
Legal	6
Miscellaneous	12
Total expenses before reductions	11,388
Expense reductions	(29)	11,359
Net investment income (loss)		16,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,732
Fidelity Central Funds	9
Foreign currency transactions	(13)
Written options	1,784
Total net realized gain (loss)		20,512
Change in net unrealized appreciation (depreciation) on: Investment securities	65,772
Assets and liabilities in foreign currencies	5
Written options	2,723
Total change in net unrealized appreciation (depreciation)		68,500
Net gain (loss)		89,012
Net increase (decrease) in net assets resulting from operations		$105,989

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,977	$39,372
Net realized gain (loss)	20,512	20,185
Change in net unrealized appreciation (depreciation)	68,500	199,690
Net increase (decrease) in net assets resulting from operations	105,989	259,247
Distributions to shareholders from net investment income	(22,306)	(43,001)
Distributions to shareholders from net realized gain	(26,509)	(143,228)
Total distributions	(48,815)	(186,229)
Share transactions - net increase (decrease)	(119,703)	(70,794)
Total increase (decrease) in net assets	(62,529)	2,224
Net Assets
Beginning of period	2,142,626	2,140,402
End of period	$2,080,097	$2,142,626
Other Information
Undistributed net investment income end of period	$2,131	$7,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.05	$31.10	$34.44	$31.60	$25.55	$22.18
Income from Investment Operations
Net investment income (loss)A	.27	.59	.92	.84B	.60	.61
Net realized and unrealized gain (loss)	1.32	3.13	(2.15)	2.67	6.06	3.32
Total from investment operations	1.59	3.72	(1.23)	3.51	6.66	3.93
Distributions from net investment income	(.36)	(.66)	(.98)	(.64)	(.58)	(.56)
Distributions from net realized gain	(.40)	(2.11)	(1.14)	(.04)	(.03)	–
Total distributions	(.76)	(2.77)	(2.11)C	(.67)D	(.61)	(.56)
Net asset value, end of period	$32.88	$32.05	$31.10	$34.44	$31.60	$25.55
Total ReturnE,F,G	5.00%	13.52%	(3.61)%	11.28%	26.43%	17.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.95%	.95%	.96%	.98%	1.02%
Expenses net of fee waivers, if any	.94%J	.95%	.95%	.96%	.98%	1.02%
Expenses net of all reductions	.93%J	.95%	.94%	.95%	.97%	1.01%
Net investment income (loss)	1.65%J	2.01%	2.85%	2.55%B	2.07%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$692	$703	$688	$794	$777	$646
Portfolio turnover rateK	20%J	36%	53%	33%	34%	49%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

 C Total distributions of $2.11 per share is comprised of distributions from net investment income of $.975 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.66	$31.64	$34.99	$32.09	$25.94	$22.50
Income from Investment Operations
Net investment income (loss)A	.24	.53	.86	.78B	.55	.57
Net realized and unrealized gain (loss)	1.34	3.19	(2.18)	2.72	6.15	3.37
Total from investment operations	1.58	3.72	(1.32)	3.50	6.70	3.94
Distributions from net investment income	(.32)	(.59)	(.89)	(.56)	(.52)	(.50)
Distributions from net realized gain	(.40)	(2.11)	(1.14)	(.04)	(.03)	–
Total distributions	(.72)	(2.70)	(2.03)	(.60)	(.55)	(.50)
Net asset value, end of period	$33.52	$32.66	$31.64	$34.99	$32.09	$25.94
Total ReturnC,D,E	4.87%	13.24%	(3.83)%	11.04%	26.14%	17.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.18%	1.18%	1.18%	1.19%	1.21%
Expenses net of fee waivers, if any	1.17%H	1.18%	1.18%	1.18%	1.19%	1.21%
Expenses net of all reductions	1.17%H	1.18%	1.17%	1.18%	1.18%	1.21%
Net investment income (loss)	1.41%H	1.78%	2.62%	2.33%B	1.86%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$778	$787	$813	$974	$984	$854
Portfolio turnover rateI	20%H	36%	53%	33%	34%	49%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.21	$31.24	$34.57	$31.73	$25.66	$22.27
Income from Investment Operations
Net investment income (loss)A	.15	.37	.68	.59B	.38	.43
Net realized and unrealized gain (loss)	1.32	3.14	(2.15)	2.69	6.09	3.33
Total from investment operations	1.47	3.51	(1.47)	3.28	6.47	3.76
Distributions from net investment income	(.23)	(.43)	(.72)	(.40)	(.37)	(.37)
Distributions from net realized gain	(.40)	(2.11)	(1.14)	(.04)	(.03)	–
Total distributions	(.63)	(2.54)	(1.86)	(.44)	(.40)	(.37)
Net asset value, end of period	$33.05	$32.21	$31.24	$34.57	$31.73	$25.66
Total ReturnC,D,E	4.60%	12.63%	(4.34)%	10.44%	25.46%	17.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.72%	1.72%	1.72%	1.74%	1.77%
Expenses net of fee waivers, if any	1.70%H	1.72%	1.71%	1.72%	1.74%	1.77%
Expenses net of all reductions	1.70%H	1.71%	1.71%	1.71%	1.73%	1.77%
Net investment income (loss)	.88%H	1.24%	2.09%	1.79%B	1.32%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$200	$198	$187	$214	$195	$143
Portfolio turnover rateI	20%H	36%	53%	33%	34%	49%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.31	$32.21	$35.59	$32.62	$26.36	$22.86
Income from Investment Operations
Net investment income (loss)A	.32	.69	1.04	.95B	.70	.70
Net realized and unrealized gain (loss)	1.37	3.26	(2.23)	2.77	6.24	3.43
Total from investment operations	1.69	3.95	(1.19)	3.72	6.94	4.13
Distributions from net investment income	(.40)	(.74)	(1.06)	(.72)	(.65)	(.63)
Distributions from net realized gain	(.40)	(2.11)	(1.14)	(.04)	(.03)	–
Total distributions	(.80)	(2.85)	(2.19)C	(.75)D	(.68)	(.63)
Net asset value, end of period	$34.20	$33.31	$32.21	$35.59	$32.62	$26.36
Total ReturnE,F	5.11%	13.82%	(3.37)%	11.59%	26.72%	18.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.69%	.69%	.70%	.72%	.73%
Expenses net of fee waivers, if any	.68%I	.69%	.69%	.70%	.72%	.73%
Expenses net of all reductions	.68%I	.68%	.69%	.70%	.71%	.73%
Net investment income (loss)	1.90%I	2.27%	3.11%	2.81%B	2.34%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$393	$439	$428	$496	$483	$445
Portfolio turnover rateJ	20%I	36%	53%	33%	34%	49%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Total distributions of $2.19 per share is comprised of distributions from net investment income of $1.058 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$33.30	$32.21	$35.59	$32.63	$31.44
Income from Investment Operations
Net investment income (loss)B	.35	.74	1.08	1.03C	.23
Net realized and unrealized gain (loss)	1.37	3.24	(2.21)	2.74	1.12
Total from investment operations	1.72	3.98	(1.13)	3.77	1.35
Distributions from net investment income	(.42)	(.79)	(1.11)	(.78)	(.16)
Distributions from net realized gain	(.40)	(2.11)	(1.14)	(.04)	–
Total distributions	(.82)	(2.89)D	(2.25)	(.81)E	(.16)
Net asset value, end of period	$34.20	$33.30	$32.21	$35.59	$32.63
Total ReturnF,G	5.22%	13.96%	(3.20)%	11.75%	4.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	.54%J	.54%	.54%	.54%	.54%J
Expenses net of fee waivers, if any	.53%J	.54%	.54%	.54%	.54%J
Expenses net of all reductions	.53%J	.53%	.53%	.54%	.54%J
Net investment income (loss)	2.05%J	2.42%	3.26%	2.97%C	2.37%J
Supplemental Data
Net assets, end of period (in millions)	$17	$15	$14	$4	$–
Portfolio turnover rateK	20%J	36%	53%	33%	34%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

 D Total distributions of $2.89 per share is comprised of distributions from net investment income of $.788 and distributions from net realized gain of $2.106 per share.

 E Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, contingent interest, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$455,428
Gross unrealized depreciation	(83,053)
Net unrealized appreciation (depreciation) on securities	$372,375
Tax cost	$1,725,352

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,959 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $1,784 and a change in net unrealized appreciation (depreciation) of $2,723 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	14	$1,106
Options Opened	49	2,886
Options Exercised	(14)	(1,424)
Options Expired	(30)	(1,784)
Outstanding at end of period	19	$784

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,710 and $276,400, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$891	$5
Class M	.25%	.25%	2,004	–
Class C	.75%	.25%	1,021	58
			$3,916	$63

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$74
Class M	15
Class C(a)	6
$95

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$707.20
Class M	739.18
Class C	221.22
Class I	444.19
Class Z	4.05
	$2,115

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $42. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $71, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by an amount less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$7,778	$14,760
Class M	7,580	15,119
Class B	–	95
Class C	1,438	2,618
Class I	5,306	10,055
Class Z	204	354
Total	$22,306	$43,001
From net realized gain
Class A	$8,831	$46,541
Class M	9,653	54,221
Class B	–	661
Class C	2,491	12,684
Class I	5,341	28,166
Class Z	193	955
Total	$26,509	$143,228

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	1,308	2,420	$42,776	$70,433
Reinvestment of distributions	484	2,081	15,662	57,784
Shares redeemed	(2,676)	(4,679)	(87,974)	(136,659)
Net increase (decrease)	(884)	(178)	$(29,536)	$(8,442)
Class M
Shares sold	1,396	2,416	$46,538	$71,773
Reinvestment of distributions	508	2,392	16,792	67,591
Shares redeemed	(2,802)	(6,397)	(93,647)	(190,578)
Net increase (decrease)	(898)	(1,589)	$(30,317)	$(51,214)
Class B
Shares sold	–	4	$–	$155
Reinvestment of distributions	–	25	–	692
Shares redeemed	–	(351)	–	(10,124)
Net increase (decrease)	–	(322)	$–	$(9,277)
Class C
Shares sold	489	806	$16,101	$23,799
Reinvestment of distributions	110	494	3,578	13,767
Shares redeemed	(689)	(1,149)	(22,721)	(33,678)
Net increase (decrease)	(90)	151	$(3,042)	$3,888
Class I
Shares sold	1,431	2,077	$48,931	$63,265
Reinvestment of distributions	300	1,284	10,122	37,038
Shares redeemed	(3,439)	(3,464)	(117,691)	(106,411)
Net increase (decrease)	(1,708)	(103)	$(58,638)	$(6,108)
Class Z
Shares sold	98	132	$3,310	$3,920
Reinvestment of distributions	12	45	397	1,309
Shares redeemed	(55)	(168)	(1,877)	(4,870)
Net increase (decrease)	55	9	$1,830	$359

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.94%
Actual		$1,000.00	$1,050.00	$4.80
Hypothetical-C		$1,000.00	$1,020.24	$4.73
Class M	1.17%
Actual		$1,000.00	$1,048.70	$5.98
Hypothetical-C		$1,000.00	$1,019.10	$5.89
Class C	1.70%
Actual		$1,000.00	$1,046.00	$8.67
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Class I	.68%
Actual		$1,000.00	$1,051.10	$3.48
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class Z	.53%
Actual		$1,000.00	$1,052.20	$2.71
Hypothetical-C		$1,000.00	$1,022.29	$2.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

EPI-SANN-0717
1.704674.119

Fidelity Advisor® Growth Opportunities Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	5.8
Alphabet, Inc. Class C	3.9	3.6
Amazon.com, Inc.	3.8	3.0
Tesla, Inc.	3.6	2.3
American Tower Corp.	3.1	3.2
Microsoft Corp.	2.6	2.8
Facebook, Inc. Class A	2.6	2.5
LyondellBasell Industries NV Class A	2.4	1.8
Alphabet, Inc. Class A	2.4	2.2
Charter Communications, Inc. Class A	2.0	2.7
	33.0

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.8	39.9
Health Care	16.8	18.0
Consumer Discretionary	15.9	14.6
Consumer Staples	6.6	7.1
Real Estate	5.0	4.9

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks	98.3%
Convertible Securities	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 11.8%

As of November 30, 2016 *
Stocks	98.4%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 12.7%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 3.6%
Tesla, Inc. (a)(b)	283,077	$96,532
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	8,500	4,057
Marriott International, Inc. Class A	800	86
Starbucks Corp.	216,500	13,772
U.S. Foods Holding Corp.	824,003	24,687
		42,602
Household Durables - 0.5%
Newell Brands, Inc.	236,800	12,539
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	100,600	100,059
Groupon, Inc. (a)	1,889,238	5,687
Netflix, Inc. (a)	27,000	4,403
Priceline Group, Inc. (a)	6,000	11,263
Vipshop Holdings Ltd. ADR (a)	1,597,700	19,764
Wayfair LLC Class A (a)	127,322	8,015
		149,191
Media - 3.5%
Charter Communications, Inc. Class A (a)	155,360	53,685
Comcast Corp. Class A	456,400	19,027
Liberty Media Corp. Liberty Media Class A (a)	215,000	6,859
Lions Gate Entertainment Corp.:
Class A	136,250	3,692
Class B (a)(b)	136,250	3,446
The Walt Disney Co.	62,000	6,692
		93,401
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	35,900	2,789
Specialty Retail - 0.8%
AutoZone, Inc. (a)	1,900	1,151
Home Depot, Inc.	81,500	12,511
TJX Companies, Inc.	123,200	9,266
		22,928
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	105,716	5,103

TOTAL CONSUMER DISCRETIONARY		425,085

CONSUMER STAPLES - 6.2%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	51,400	9,393
Molson Coors Brewing Co. Class B	179,600	17,024
Monster Beverage Corp. (a)	280,600	14,187
The Coca-Cola Co.	145,900	6,634
		47,238
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	54,300	9,797
Performance Food Group Co. (a)	1,177,850	33,333
		43,130
Personal Products - 0.6%
Coty, Inc. Class A	607,700	11,510
Unilever NV (Certificaten Van Aandelen) (Bearer)	101,100	5,759
		17,269
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	575,800	41,194
Imperial Tobacco Group PLC	134,074	6,269
Philip Morris International, Inc.	83,300	9,979
		57,442

TOTAL CONSUMER STAPLES		165,079

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	45,800	2,314
Cabot Oil & Gas Corp.	433,100	9,610
Devon Energy Corp.	63,700	2,165
PDC Energy, Inc. (a)	86,100	4,276
Teekay LNG Partners LP	214,200	3,256
The Williams Companies, Inc.	135,500	3,875
Williams Partners LP	167,300	6,553
		32,049
FINANCIALS - 3.6%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	162,111	14,233
Capital Markets - 2.4%
BlackRock, Inc. Class A	3,500	1,432
CBOE Holdings, Inc.	569,500	49,188
MSCI, Inc.	13,300	1,353
S&P Global, Inc.	10,800	1,542
TD Ameritrade Holding Corp.	255,400	9,542
		63,057
Consumer Finance - 0.7%
Synchrony Financial	730,700	19,619

TOTAL FINANCIALS		96,909

HEALTH CARE - 16.8%
Biotechnology - 9.2%
ACADIA Pharmaceuticals, Inc. (a)	75,100	1,931
Acorda Therapeutics, Inc. (a)	63,800	880
Agios Pharmaceuticals, Inc. (a)	83,900	3,916
Alexion Pharmaceuticals, Inc. (a)	438,600	42,996
Alkermes PLC (a)	90,200	5,210
Alnylam Pharmaceuticals, Inc. (a)	243,112	15,914
Amgen, Inc.	330,600	51,322
Amicus Therapeutics, Inc. (a)	681,100	5,462
aTyr Pharma, Inc. (a)(c)	124,876	406
BioMarin Pharmaceutical, Inc. (a)	111,000	9,728
bluebird bio, Inc. (a)	88,100	6,638
Coherus BioSciences, Inc. (a)	88,294	1,744
Five Prime Therapeutics, Inc. (a)	66,700	1,884
Genocea Biosciences, Inc. (a)(b)	76,716	468
Insmed, Inc. (a)	365,479	5,636
Intercept Pharmaceuticals, Inc. (a)	10,235	1,145
Ionis Pharmaceuticals, Inc. (a)	373,953	17,123
Merrimack Pharmaceuticals, Inc. (b)	437,800	795
Neurocrine Biosciences, Inc. (a)	183,875	7,993
Opko Health, Inc. (a)	1	0
Prothena Corp. PLC (a)	132,702	6,769
Regeneron Pharmaceuticals, Inc. (a)	80,600	37,000
Regulus Therapeutics, Inc. (a)(b)	318,000	445
Rigel Pharmaceuticals, Inc. (a)	498,548	1,142
Sage Therapeutics, Inc. (a)	29,144	1,927
Spark Therapeutics, Inc. (a)	12,100	616
TESARO, Inc. (a)(b)	33,200	4,957
Vertex Pharmaceuticals, Inc. (a)	91,090	11,259
Xencor, Inc. (a)	47,461	973
		246,279
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	1,101,600	29,776
Danaher Corp.	74,400	6,320
Insulet Corp. (a)	108,600	4,558
Intuitive Surgical, Inc. (a)	3,100	2,836
Medtronic PLC	268,200	22,604
		66,094
Health Care Providers & Services - 2.5%
Anthem, Inc.	198,700	36,233
Cigna Corp.	19,000	3,063
Humana, Inc.	37,200	8,640
UnitedHealth Group, Inc.	117,700	20,619
		68,555
Health Care Technology - 0.5%
athenahealth, Inc. (a)	94,800	12,701
Castlight Health, Inc. Class B (a)(b)	117,900	413
		13,114
Pharmaceuticals - 2.1%
Allergan PLC	161,990	36,245
Bristol-Myers Squibb Co.	207,000	11,168
Innoviva, Inc. (a)	227,800	2,784
Theravance Biopharma, Inc. (a)(b)	152,125	5,553
		55,750

TOTAL HEALTH CARE		449,792

INDUSTRIALS - 3.3%
Air Freight & Logistics - 0.2%
FedEx Corp.	26,600	5,156
Airlines - 0.9%
Allegiant Travel Co.	8,700	1,192
JetBlue Airways Corp. (a)	69,800	1,565
Spirit Airlines, Inc. (a)	430,500	22,860
		25,617
Electrical Equipment - 0.3%
Fortive Corp.	30,700	1,917
Sunrun, Inc. (a)(b)	1,215,000	6,124
		8,041
Machinery - 0.6%
Allison Transmission Holdings, Inc.	178,500	6,912
Caterpillar, Inc.	86,600	9,130
Middleby Corp. (a)	2,100	270
		16,312
Professional Services - 0.6%
Equifax, Inc.	61,700	8,441
Recruit Holdings Co. Ltd.	26,800	1,420
TransUnion Holding Co., Inc. (a)	119,000	5,201
		15,062
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	30,700	2,621
Trading Companies & Distributors - 0.6%
Bunzl PLC	141,000	4,418
HD Supply Holdings, Inc. (a)	269,200	10,862
		15,280

TOTAL INDUSTRIALS		88,089

INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 0.4%
Carvana Co. Class A (b)	1,031,300	10,365
Internet Software & Services - 10.5%
Alphabet, Inc.:
Class A (a)	64,965	64,126
Class C (a)	107,975	104,181
Apptio, Inc. Class A	25,400	420
Cloudera, Inc. (b)	10,900	226
Cloudera, Inc.	41,786	780
Criteo SA sponsored ADR (a)	9,800	514
Endurance International Group Holdings, Inc. (a)	1,507,037	11,378
Facebook, Inc. Class A (a)	451,441	68,375
GoDaddy, Inc. (a)	463,849	19,083
The Trade Desk, Inc.	12,800	704
Wix.com Ltd. (a)	157,935	11,640
		281,427
IT Services - 11.9%
Accenture PLC Class A	10,700	1,332
Alliance Data Systems Corp.	167,700	40,438
Capgemini SA	124,000	12,837
Cognizant Technology Solutions Corp. Class A	515,092	34,465
EPAM Systems, Inc. (a)	316,800	26,573
Euronet Worldwide, Inc. (a)	181,500	15,832
FleetCor Technologies, Inc. (a)	118,400	17,084
Global Payments, Inc.	317,200	29,059
Luxoft Holding, Inc. (a)	406,800	26,279
MasterCard, Inc. Class A	229,600	28,213
PayPal Holdings, Inc. (a)	262,700	13,716
Paysafe Group PLC (a)	2,257,400	14,557
Presidio, Inc.	1,023,900	15,737
Visa, Inc. Class A	424,700	40,444
		316,566
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	120,500	1,348
Micron Technology, Inc. (a)	225,200	6,929
NVIDIA Corp.	121,230	17,500
Qualcomm, Inc.	234,100	13,407
SolarEdge Technologies, Inc. (a)(b)	805,057	14,974
		54,158
Software - 8.7%
Activision Blizzard, Inc.	442,100	25,898
Adobe Systems, Inc. (a)	188,500	26,741
Autodesk, Inc. (a)	187,100	20,912
Electronic Arts, Inc. (a)	132,200	14,982
Microsoft Corp.	1,002,800	70,036
Red Hat, Inc. (a)	38,230	3,424
Salesforce.com, Inc. (a)	493,500	44,237
SS&C Technologies Holdings, Inc.	357,900	13,450
Workday, Inc. Class A (a)	114,300	11,428
		231,108
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,159,306	177,096

TOTAL INFORMATION TECHNOLOGY		1,070,720

MATERIALS - 4.9%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	233,000	18,388
LyondellBasell Industries NV Class A	801,000	64,497
Monsanto Co.	102,300	12,012
The Chemours Co. LLC	97,000	3,879
		98,776
Containers & Packaging - 1.2%
Ball Corp.	807,600	33,031

TOTAL MATERIALS		131,807

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	633,400	83,096
Extra Space Storage, Inc.	336,800	26,092
SBA Communications Corp. Class A (a)	133,100	18,392
		127,580
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	574,000	38,699
TOTAL COMMON STOCKS
(Cost $1,645,781)		2,625,809

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(d)	217,605	3,375
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(d)	1,069,313	4,117

TOTAL CONSUMER STAPLES		7,492

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	221,104	10,784
Software - 0.3%
MongoDB, Inc. Series F, 8.00% (a)(d)	515,124	8,615

TOTAL INFORMATION TECHNOLOGY		19,399

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(d)	1,081,736	5,019
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $22,629)		31,910
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. 3.5% 5/3/19(d)
(Cost $2,390)	2,390	2,390
	Shares	Value (000s)

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.86% (e)	17,623,971	17,627
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	103,599,675	103,610
TOTAL MONEY MARKET FUNDS
(Cost $121,234)		121,237
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $1,792,034)		2,781,346
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(108,380)
NET ASSETS - 100%		$2,672,966

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $406,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,300,000 or 1.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron Holdings, Inc. Series D	5/18/15	$2,900
Blue Apron Holdings, Inc. 3.5% 5/3/19	5/3/17	$2,390
MongoDB, Inc. Series F, 8.00%	10/2/13	$8,615
PAX Labs, Inc. Series C	5/22/15	$4,117
Redfin Corp. Series G	12/16/14	$3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	554
Total	$576

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$425,085	$425,085	$--	$--
Consumer Staples	172,571	118,126	46,953	7,492
Energy	32,049	32,049	--	--
Financials	96,909	96,909	--	--
Health Care	449,792	449,792	--	--
Industrials	88,089	88,089	--	--
Information Technology	1,090,119	1,069,940	780	19,399
Materials	131,807	131,807	--	--
Real Estate	132,599	127,580	--	5,019
Telecommunication Services	38,699	38,699	--	--
Corporate Bonds	2,390	--	--	2,390
Money Market Funds	121,237	121,237	--	--
Total Investments in Securities:	$2,781,346	$2,699,313	$47,733	$34,300

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$27,830
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	4,688
Cost of Purchases	2,390
Proceeds of Sales	(608)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$34,300
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$5,335

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
Ireland	2.9%
Netherlands	2.6%
United Kingdom	2.0%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,891) — See accompanying schedule: Unaffiliated issuers (cost $1,670,800)	$2,660,109
Fidelity Central Funds (cost $121,234)	121,237
Total Investments (cost $1,792,034)		$2,781,346
Receivable for investments sold		25,045
Receivable for fund shares sold		816
Dividends receivable		2,127
Interest receivable		7
Distributions receivable from Fidelity Central Funds		102
Prepaid expenses		1
Other receivables		127
Total assets		2,809,571
Liabilities
Payable for investments purchased	$21,424
Payable for fund shares redeemed	9,048
Accrued management fee	1,067
Distribution and service plan fees payable	834
Other affiliated payables	465
Other payables and accrued expenses	160
Collateral on securities loaned	103,607
Total liabilities		136,605
Net Assets		$2,672,966
Net Assets consist of:
Paid in capital		$1,575,546
Undistributed net investment income		1,519
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		106,591
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		989,310
Net Assets		$2,672,966
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($499,989 ÷ 8,138.8 shares)		$61.43
Maximum offering price per share (100/94.25 of $61.43)		$65.18
Class M:
Net Asset Value and redemption price per share ($1,400,804 ÷ 22,939.6 shares)		$61.06
Maximum offering price per share (100/96.50 of $61.06)		$63.27
Class C:
Net Asset Value and offering price per share ($184,979 ÷ 3,403.7 shares)(a)		$54.35
Class I:
Net Asset Value, offering price and redemption price per share ($571,780 ÷ 8,734.0 shares)		$65.47
Class Z:
Net Asset Value, offering price and redemption price per share ($15,414 ÷ 234.0 shares)		$65.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$13,086
Interest		7
Income from Fidelity Central Funds		576
Total income		13,669
Expenses
Management fee
Basic fee	$6,930
Performance adjustment	(2,497)
Transfer agent fees	2,359
Distribution and service plan fees	4,790
Accounting and security lending fees	387
Custodian fees and expenses	32
Independent trustees' fees and expenses	5
Appreciation in deferred trustee compensation account	1
Registration fees	47
Audit	38
Legal	6
Interest	5
Miscellaneous	12
Total expenses before reductions	12,115
Expense reductions	(70)	12,045
Net investment income (loss)		1,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,613
Foreign currency transactions	57
Total net realized gain (loss)		121,670
Change in net unrealized appreciation (depreciation) on: Investment securities	344,251
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		344,250
Net gain (loss)		465,920
Net increase (decrease) in net assets resulting from operations		$467,544

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,624	$1,051
Net realized gain (loss)	121,670	350,793
Change in net unrealized appreciation (depreciation)	344,250	(466,911)
Net increase (decrease) in net assets resulting from operations	467,544	(115,067)
Distributions to shareholders from net realized gain	(308,776)	(371,621)
Share transactions - net increase (decrease)	15,238	(448,647)
Total increase (decrease) in net assets	174,006	(935,335)
Net Assets
Beginning of period	2,498,960	3,434,295
End of period	$2,672,966	$2,498,960
Other Information
Undistributed net investment income end of period	$1,519	$–
Accumulated net investment loss end of period	$–	$(105)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.24	$66.87	$63.52	$54.89	$41.34	$35.39
Income from Investment Operations
Net investment income (loss)A	.07	.07	(.08)	(.11)	(.10)	(.11)
Net realized and unrealized gain (loss)	10.50	(1.46)	3.43	8.74	13.65	6.06
Total from investment operations	10.57	(1.39)	3.35	8.63	13.55	5.95
Distributions from net realized gain	(7.38)	(7.24)	–	–	–	–
Total distributions	(7.38)	(7.24)	–	–	–	–
Net asset value, end of period	$61.43	$58.24	$66.87	$63.52	$54.89	$41.34
Total ReturnB,C,D	20.29%	(2.37)%	5.27%	15.72%	32.78%	16.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.86%	1.05%	1.08%	1.23%	1.30%
Expenses net of fee waivers, if any	.84%G	.86%	1.05%	1.08%	1.23%	1.29%
Expenses net of all reductions	.84%G	.86%	1.05%	1.08%	1.23%	1.29%
Net investment income (loss)	.24%G	.13%	(.12)%	(.18)%	(.20)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$500	$502	$664	$648	$555	$359
Portfolio turnover rateH	47%G	66%	51%	13%	17%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.99	$66.75	$63.55	$55.04	$41.54	$35.62
Income from Investment Operations
Net investment income (loss)A	–B	(.06)	(.23)	(.24)	(.19)	(.19)
Net realized and unrealized gain (loss)	10.45	(1.46)	3.43	8.75	13.69	6.11
Total from investment operations	10.45	(1.52)	3.20	8.51	13.50	5.92
Distributions from net realized gain	(7.38)	(7.24)	–	–	–	–
Total distributions	(7.38)	(7.24)	–	–	–	–
Net asset value, end of period	$61.06	$57.99	$66.75	$63.55	$55.04	$41.54
Total ReturnC,D,E	20.15%	(2.59)%	5.04%	15.46%	32.50%	16.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H	1.09%	1.28%	1.31%	1.43%	1.48%
Expenses net of fee waivers, if any	1.07%H	1.09%	1.28%	1.31%	1.43%	1.48%
Expenses net of all reductions	1.07%H	1.09%	1.28%	1.31%	1.43%	1.48%
Net investment income (loss)	.01%H	(.10)%	(.35)%	(.40)%	(.40)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$1,401	$1,250	$1,461	$1,504	$1,426	$1,187
Portfolio turnover rateI	47%H	66%	51%	13%	17%	34%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$52.52	$61.42	$58.78	$51.17	$38.83	$33.48
Income from Investment Operations
Net investment income (loss)A	(.13)	(.32)	(.52)	(.50)	(.42)	(.38)
Net realized and unrealized gain (loss)	9.34	(1.34)	3.16	8.11	12.76	5.73
Total from investment operations	9.21	(1.66)	2.64	7.61	12.34	5.35
Distributions from net realized gain	(7.38)	(7.24)	–	–	–	–
Total distributions	(7.38)	(7.24)	–	–	–	–
Net asset value, end of period	$54.35	$52.52	$61.42	$58.78	$51.17	$38.83
Total ReturnB,C,D	19.86%	(3.10)%	4.49%	14.87%	31.78%	15.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.61%	1.80%	1.83%	1.96%	2.04%
Expenses net of fee waivers, if any	1.60%G	1.61%	1.80%	1.83%	1.96%	2.03%
Expenses net of all reductions	1.59%G	1.61%	1.80%	1.83%	1.96%	2.02%
Net investment income (loss)	(.51)%G	(.62)%	(.87)%	(.93)%	(.93)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$185	$178	$238	$212	$159	$71
Portfolio turnover rateH	47%G	66%	51%	13%	17%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$61.52	$70.05	$66.35	$57.18	$42.94	$36.63
Income from Investment Operations
Net investment income (loss)A	.16	.25	.11	.05	.05	.01
Net realized and unrealized gain (loss)	11.17	(1.54)	3.59	9.12	14.19	6.30
Total from investment operations	11.33	(1.29)	3.70	9.17	14.24	6.31
Distributions from net realized gain	(7.38)	(7.24)	–	–	–	–
Total distributions	(7.38)	(7.24)	–	–	–	–
Net asset value, end of period	$65.47	$61.52	$70.05	$66.35	$57.18	$42.94
Total ReturnB,C	20.46%	(2.09)%	5.58%	16.04%	33.16%	17.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.58%	.77%	.81%	.93%	.97%
Expenses net of fee waivers, if any	.57%F	.58%	.77%	.81%	.93%	.97%
Expenses net of all reductions	.56%F	.58%	.77%	.81%	.93%	.97%
Net investment income (loss)	.51%F	.41%	.16%	.09%	.09%	.04%
Supplemental Data
Net assets, end of period (in millions)	$572	$562	$1,061	$1,357	$1,112	$475
Portfolio turnover rateG	47%F	66%	51%	13%	17%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$61.82	$70.27	$66.48	$57.20	$53.30
Income from Investment Operations
Net investment income (loss)B	.20	.33	.20	.14	.02
Net realized and unrealized gain (loss)	11.23	(1.54)	3.59	9.14	3.88
Total from investment operations	11.43	(1.21)	3.79	9.28	3.90
Distributions from net realized gain	(7.38)	(7.24)	–	–	–
Total distributions	(7.38)	(7.24)	–	–	–
Net asset value, end of period	$65.87	$61.82	$70.27	$66.48	$57.20
Total ReturnC,D	20.53%	(1.96)%	5.70%	16.22%	7.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.45%	.64%	.67%	.78%G
Expenses net of fee waivers, if any	.44%G	.45%	.64%	.67%	.78%G
Expenses net of all reductions	.43%G	.45%	.64%	.67%	.78%G
Net investment income (loss)	.64%G	.54%	.29%	.24%	.14%G
Supplemental Data
Net assets, end of period (in millions)	$15	$7	$5	$3	$–
Portfolio turnover rateH	47%G	66%	51%	13%	17%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$2,390	Market approach	Transaction price	$100.00	Increase
Equities	$31,910	Market comparable	Enterprise value/Sales multiple (EV/S)	2.0 - 2.4 / 2.2	Increase
			Discount rate	35.0%	Decrease
		Market approach	Transaction price	$3.85 - $48.77 / $29.17	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,046,018
Gross unrealized depreciation	(59,317)
Net unrealized appreciation (depreciation) on securities	$986,701
Tax cost	$1,794,645

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $601,200 and $892,593, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$613	$4
Class M	.25%	.25%	3,297	–
Class C	.75%	.25%	880	33
			$4,790	$37

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43
Class M	14
Class C(a)	3
$60

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$501.20
Class M	1,195.18
Class C	181.21
Class I	480.18
Class Z	2.05
	$2,359

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,777.79%		$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $13,843. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $554, including $62 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $59 for the period.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net realized gain
Class A	$61,177	$72,321
Class M	157,755	159,663
Class B	–	693
Class C	23,721	28,157
Class I	65,238	110,148
Class Z	885	639
Total	$308,776	$371,621

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	418	1,311	$23,731	$74,507
Reinvestment of distributions	1,085	1,108	57,029	66,937
Shares redeemed	(1,981)	(3,734)	(112,532)	(212,794)
Net increase (decrease)	(478)	(1,315)	$(31,772)	$(71,350)
Class M
Shares sold	977	1,836	$54,973	$103,265
Reinvestment of distributions	2,861	2,514	149,667	151,539
Shares redeemed	(2,448)	(4,690)	(138,080)	(265,874)
Net increase (decrease)	1,390	(340)	$66,560	$(11,070)
Class B
Shares sold	–	1	$–	$86
Reinvestment of distributions	–	12	–	660
Shares redeemed	–	(109)	–	(5,429)
Net increase (decrease)	–	(96)	$–	$(4,683)
Class C
Shares sold	273	580	$13,471	$30,299
Reinvestment of distributions	437	428	20,384	23,475
Shares redeemed	(699)	(1,488)	(35,212)	(77,315)
Net increase (decrease)	11	(480)	$(1,357)	$(23,541)
Class I
Shares sold	1,170	2,036	$70,882	$122,538
Reinvestment of distributions	782	1,258	43,776	79,978
Shares redeemed	(2,351)	(9,303)	(139,872)	(544,163)
Net increase (decrease)	(399)	(6,009)	$(25,214)	$(341,647)
Class Z
Shares sold	174	79	$10,788	$5,053
Reinvestment of distributions	16	10	885	639
Shares redeemed	(76)	(34)	(4,651)	(2,048)
Net increase (decrease)	114	55	$7,022	$3,644

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.84%
Actual		$1,000.00	$1,202.90	$4.61
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.07%
Actual		$1,000.00	$1,201.50	$5.87
Hypothetical-C		$1,000.00	$1,019.60	$5.39

Class C	1.60%
Actual		$1,000.00	$1,198.60	$8.77
Hypothetical-C		$1,000.00	$1,016.95	$8.05
Class I	.57%
Actual		$1,000.00	$1,204.60	$3.13
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class Z	.44%
Actual		$1,000.00	$1,205.30	$2.42
Hypothetical-C		$1,000.00	$1,022.74	$2.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

GO-SANN-0717
1.704615.119

Fidelity Advisor® Large Cap Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	3.1
Bank of America Corp.	3.3	3.6
Microsoft Corp.	3.2	2.9
JPMorgan Chase & Co.	3.1	3.5
Citigroup, Inc.	3.0	2.7
General Electric Co.	2.3	2.5
Comcast Corp. Class A	2.2	1.9
Alphabet, Inc. Class A	2.1	1.7
State Street Corp.	1.9	1.9
ConocoPhillips Co.	1.8	1.6
	26.2

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	23.4
Information Technology	19.2	19.0
Health Care	15.0	13.1
Energy	12.3	14.0
Industrials	11.0	11.2

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks	99.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 8.4%

As of November 30, 2016 *
Stocks	99.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 8.8%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.0%
General Motors Co.	14,600	$495,378
Distributors - 0.4%
LKQ Corp. (a)	151,700	4,777,033
Household Durables - 0.6%
KB Home	221,800	4,653,364
Taylor Morrison Home Corp. (a)	140,900	3,275,925
		7,929,289
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	417,589	4
Media - 4.7%
AMC Networks, Inc. Class A (a)	37,700	1,997,346
Comcast Corp. Class A	702,374	29,281,972
Scripps Networks Interactive, Inc. Class A	78,500	5,198,270
Sinclair Broadcast Group, Inc. Class A	36,500	1,182,600
The Walt Disney Co.	78,000	8,419,320
Time Warner, Inc.	127,859	12,720,692
Viacom, Inc. Class B (non-vtg.)	142,500	4,957,575
		63,757,775
Multiline Retail - 0.7%
Target Corp.	162,840	8,980,626
Specialty Retail - 1.3%
AutoZone, Inc. (a)	1,200	727,104
L Brands, Inc.	53,900	2,781,240
Lowe's Companies, Inc.	151,279	11,916,247
TJX Companies, Inc.	31,900	2,399,199
		17,823,790

TOTAL CONSUMER DISCRETIONARY		103,763,895

CONSUMER STAPLES - 5.8%
Beverages - 2.2%
Diageo PLC	67,802	2,038,037
Dr. Pepper Snapple Group, Inc.	29,100	2,700,771
Molson Coors Brewing Co. Class B	77,200	7,317,788
The Coca-Cola Co.	388,975	17,686,693
		29,743,289
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	11,700	2,111,031
CVS Health Corp.	94,111	7,230,548
Kroger Co.	139,100	4,142,398
Wal-Mart Stores, Inc.	6,000	471,600
		13,955,577
Food Products - 0.1%
Amplify Snack Brands, Inc. (a)	142,800	1,306,620
Household Products - 1.7%
Procter & Gamble Co.	253,152	22,300,160
Personal Products - 0.4%
Coty, Inc. Class A	170,400	3,227,376
Unilever NV (NY Reg.)	41,200	2,339,336
		5,566,712
Tobacco - 0.4%
Altria Group, Inc.	64,000	4,828,160

TOTAL CONSUMER STAPLES		77,700,518

ENERGY - 12.1%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	93,400	5,151,010
Ensco PLC Class A	100,450	626,808
National Oilwell Varco, Inc.	148,232	4,842,739
Oceaneering International, Inc.	136,800	3,335,184
Schlumberger Ltd.	21,905	1,524,369
		15,480,110
Oil, Gas & Consumable Fuels - 10.9%
Amyris, Inc. (a)(c)	953,908	247,062
Anadarko Petroleum Corp.	81,800	4,133,354
Apache Corp.	250,410	11,709,172
Cabot Oil & Gas Corp.	295,700	6,561,583
Cenovus Energy, Inc.	728,200	6,495,769
Chevron Corp.	174,807	18,089,028
ConocoPhillips Co.	533,000	23,819,770
Golar LNG Ltd.	65,000	1,512,225
Imperial Oil Ltd.	213,800	6,049,107
Kinder Morgan, Inc.	567,000	10,636,920
Legacy Reserves LP (a)	97,600	197,152
Noble Energy, Inc.	16,900	484,861
PDC Energy, Inc. (a)	9,500	471,770
Phillips 66 Co.	4,500	342,495
SM Energy Co.	76,700	1,301,599
Suncor Energy, Inc.	740,000	23,161,121
Teekay Offshore Partners LP	77,900	243,827
The Williams Companies, Inc.	735,329	21,030,409
Williams Partners LP	264,700	10,368,299
		146,855,523

TOTAL ENERGY		162,335,633

FINANCIALS - 22.8%
Banks - 14.7%
Bank of America Corp.	1,957,499	43,867,553
Citigroup, Inc.	669,897	40,555,564
Comerica, Inc.	54,200	3,715,952
JPMorgan Chase & Co.	503,168	41,335,251
PNC Financial Services Group, Inc.	83,285	9,885,930
Regions Financial Corp.	499,400	6,911,696
Standard Chartered PLC (United Kingdom) (a)	114,429	1,079,084
SunTrust Banks, Inc.	316,608	16,897,369
U.S. Bancorp	268,765	13,677,451
Wells Fargo & Co.	380,194	19,443,121
		197,368,971
Capital Markets - 6.6%
CBOE Holdings, Inc.	33,200	2,867,484
Charles Schwab Corp.	252,153	9,770,929
Goldman Sachs Group, Inc.	29,000	6,126,540
KKR & Co. LP	349,436	6,436,611
Morgan Stanley	363,943	15,190,981
Northern Trust Corp.	146,986	12,852,456
State Street Corp.	315,058	25,664,625
TD Ameritrade Holding Corp.	16,400	612,704
The Blackstone Group LP	293,900	9,663,432
		89,185,762
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(b)	29,500	7,455,378
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	254,092	2,688,293
Radian Group, Inc.	583,568	9,372,102
		12,060,395

TOTAL FINANCIALS		306,070,506

HEALTH CARE - 15.0%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	79,005	7,744,860
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,132,458
Amgen, Inc.	110,857	17,209,441
Biogen, Inc. (a)	17,600	4,360,752
BioMarin Pharmaceutical, Inc. (a)	30,900	2,708,076
Celldex Therapeutics, Inc. (a)	4,800	13,584
Genocea Biosciences, Inc. (a)	21,200	129,320
Gilead Sciences, Inc.	62,400	4,049,136
Insmed, Inc. (a)	63,764	983,241
Intercept Pharmaceuticals, Inc. (a)	45,731	5,117,299
Myriad Genetics, Inc. (a)(c)	33,800	687,830
Regeneron Pharmaceuticals, Inc. (a)	4,300	1,973,958
Spark Therapeutics, Inc. (a)	22,400	1,140,832
TESARO, Inc. (a)	3,000	447,930
Trevena, Inc. (a)	113,400	264,222
Vertex Pharmaceuticals, Inc. (a)	37,000	4,573,200
		52,536,139
Health Care Equipment & Supplies - 3.1%
Alere, Inc. (a)	114,500	5,554,395
Boston Scientific Corp. (a)	763,086	20,626,215
Medtronic PLC	99,800	8,411,144
NxStage Medical, Inc. (a)	115,300	2,497,398
Zimmer Biomet Holdings, Inc.	33,400	3,981,614
		41,070,766
Health Care Providers & Services - 2.6%
Aetna, Inc.	10,100	1,463,086
Anthem, Inc.	31,000	5,652,850
Cardinal Health, Inc.	7,600	564,604
Cigna Corp.	41,400	6,674,922
Express Scripts Holding Co. (a)	50,710	3,029,923
Humana, Inc.	20,100	4,668,426
McKesson Corp.	52,696	8,594,191
UnitedHealth Group, Inc.	24,600	4,309,428
		34,957,430
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	219,080	766,780
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	73,200	4,416,888
Pharmaceuticals - 5.0%
Allergan PLC	13,329	2,982,364
Bayer AG	3,300	438,480
Bristol-Myers Squibb Co.	137,500	7,418,125
GlaxoSmithKline PLC sponsored ADR	521,629	23,071,651
Jazz Pharmaceuticals PLC (a)	51,107	7,439,135
Johnson & Johnson	107,863	13,833,430
Novartis AG sponsored ADR	900	73,593
Sanofi SA	11,429	1,132,085
Teva Pharmaceutical Industries Ltd. sponsored ADR	297,691	8,293,671
TherapeuticsMD, Inc. (a)	529,000	2,195,350
		66,877,884

TOTAL HEALTH CARE		200,625,887

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
General Dynamics Corp.	7,900	1,605,675
Textron, Inc.	62,600	2,992,280
The Boeing Co.	36,763	6,897,842
United Technologies Corp.	137,982	16,734,457
		28,230,254
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	55,459	3,716,308
FedEx Corp.	18,400	3,566,656
United Parcel Service, Inc. Class B	113,175	11,993,155
		19,276,119
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	32,100	2,624,817
Electrical Equipment - 1.1%
Acuity Brands, Inc.	10,500	1,710,555
AMETEK, Inc.	124,630	7,604,923
Hubbell, Inc. Class B	21,782	2,524,752
Melrose Industries PLC	934,101	2,879,475
		14,719,705
Industrial Conglomerates - 2.3%
General Electric Co.	1,141,244	31,247,261
Machinery - 0.8%
Colfax Corp. (a)	18,000	730,080
Deere & Co.	9,900	1,212,354
Flowserve Corp.	118,500	5,747,250
Wabtec Corp.	39,900	3,261,825
		10,951,509
Professional Services - 0.2%
Acacia Research Corp. (a)	36,900	145,755
IHS Markit Ltd. (a)	66,136	3,032,336
		3,178,091
Road & Rail - 2.8%
CSX Corp.	255,201	13,824,238
Genesee & Wyoming, Inc. Class A (a)	58,300	3,818,650
J.B. Hunt Transport Services, Inc.	91,200	7,786,656
Norfolk Southern Corp.	47,558	5,898,619
Old Dominion Freight Lines, Inc.	31,600	2,822,512
Union Pacific Corp.	30,100	3,320,030
		37,470,705

TOTAL INDUSTRIALS		147,698,461

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	652,054	20,559,263
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	5,700	268,755
Alphabet, Inc.:
Class A (a)	27,756	27,397,670
Class C (a)	23,637	22,806,396
Facebook, Inc. Class A (a)	44,700	6,770,262
		57,243,083
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	40,884	2,735,548
FleetCor Technologies, Inc. (a)	19,600	2,828,084
MasterCard, Inc. Class A	120,100	14,757,888
Paychex, Inc.	162,422	9,620,255
PayPal Holdings, Inc. (a)	51,900	2,709,699
Unisys Corp. (a)(c)	307,187	3,624,807
Visa, Inc. Class A	201,110	19,151,705
		55,427,986
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	408,950	23,420,567
Software - 4.1%
Adobe Systems, Inc. (a)	35,710	5,065,821
Autodesk, Inc. (a)	57,781	6,458,182
Microsoft Corp.	623,054	43,514,091
		55,038,094
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	293,321	44,807,712
Western Digital Corp.	14,300	1,287,858
		46,095,570

TOTAL INFORMATION TECHNOLOGY		257,784,563

MATERIALS - 3.3%
Chemicals - 2.7%
CF Industries Holdings, Inc.	119,800	3,222,620
E.I. du Pont de Nemours & Co.	32,815	2,589,760
Intrepid Potash, Inc. (a)(c)	692,560	1,482,078
LyondellBasell Industries NV Class A	67,400	5,427,048
Monsanto Co.	102,017	11,978,836
Potash Corp. of Saskatchewan, Inc.	318,600	5,261,847
W.R. Grace & Co.	84,100	6,029,129
		35,991,318
Containers & Packaging - 0.5%
WestRock Co.	118,189	6,431,845
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	192,100	2,207,229

TOTAL MATERIALS		44,630,392

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	2,100	275,499
Crown Castle International Corp.	12,900	1,311,285
Public Storage	9,600	2,067,360
		3,654,144
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	223,094	10,405,104
UTILITIES - 1.1%
Electric Utilities - 0.9%
Exelon Corp.	304,400	11,052,764
PPL Corp.	10,500	419,055
		11,471,819
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	330,300	2,731,581

TOTAL UTILITIES		14,203,400

TOTAL COMMON STOCKS
(Cost $1,030,056,711)		1,328,872,503

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)
(Cost $2,201,528)	2,201,072	2,201,072

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.86% (e)	11,995,212	11,997,611
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	2,051,166	2,051,371
TOTAL MONEY MARKET FUNDS
(Cost $14,048,945)		14,048,982
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,046,307,184)		1,345,122,557
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,806,812)
NET ASSETS - 100%		$1,341,315,745

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,656,454 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,112,250
NJOY, Inc.	6/7/13 - 10/24/13	$1,208,497
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$2,201,072

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,704
Fidelity Securities Lending Cash Central Fund	40,708
Total	$89,412

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$103,763,895	$103,763,891	$--	$4
Consumer Staples	77,700,518	75,662,481	2,038,037	--
Energy	162,335,633	162,335,633	--	--
Financials	306,070,506	298,615,128	7,455,378	--
Health Care	200,625,887	199,055,322	1,570,565	--
Industrials	147,698,461	147,698,461	--	--
Information Technology	257,784,563	257,784,563	--	--
Materials	44,630,392	44,630,392	--	--
Real Estate	3,654,144	3,654,144	--	--
Telecommunication Services	10,405,104	10,405,104	--	--
Utilities	14,203,400	14,203,400	--	--
Other	2,201,072	--	--	2,201,072
Money Market Funds	14,048,982	14,048,982	--	--
Total Investments in Securities:	$1,345,122,557	$1,331,857,501	$11,063,980	$2,201,076

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,688,884) — See accompanying schedule: Unaffiliated issuers (cost $1,032,258,239)	$1,331,073,575
Fidelity Central Funds (cost $14,048,945)	14,048,982
Total Investments (cost $1,046,307,184)		$1,345,122,557
Restricted cash		27,404
Receivable for investments sold		1,519,627
Receivable for fund shares sold		1,972,647
Dividends receivable		2,592,481
Distributions receivable from Fidelity Central Funds		13,158
Prepaid expenses		391
Other receivables		3,735
Total assets		1,351,252,000
Liabilities
Payable for investments purchased	$2,036,768
Payable for fund shares redeemed	4,776,355
Accrued management fee	449,784
Distribution and service plan fees payable	333,202
Other affiliated payables	248,697
Other payables and accrued expenses	38,249
Collateral on securities loaned	2,053,200
Total liabilities		9,936,255
Net Assets		$1,341,315,745
Net Assets consist of:
Paid in capital		$1,016,335,892
Undistributed net investment income		5,677,446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,489,776
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		298,812,631
Net Assets		$1,341,315,745
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($448,412,219 ÷ 14,169,324 shares)		$31.65
Maximum offering price per share (100/94.25 of $31.65)		$33.58
Class M:
Net Asset Value and redemption price per share ($183,590,459 ÷ 5,813,697 shares)		$31.58
Maximum offering price per share (100/96.50 of $31.58)		$32.73
Class C:
Net Asset Value and offering price per share ($190,886,722 ÷ 6,612,962 shares)(a)		$28.87
Class I:
Net Asset Value, offering price and redemption price per share ($507,249,589 ÷ 15,365,258 shares)		$33.01
Class Z:
Net Asset Value, offering price and redemption price per share ($11,176,756 ÷ 338,430 shares)		$33.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$12,748,293
Interest		39,449
Income from Fidelity Central Funds		89,412
Total income		12,877,154
Expenses
Management fee
Basic fee	$3,626,336
Performance adjustment	(807,349)
Transfer agent fees	1,279,954
Distribution and service plan fees	1,984,829
Accounting and security lending fees	211,824
Custodian fees and expenses	27,722
Independent trustees' fees and expenses	2,608
Registration fees	69,462
Audit	33,882
Legal	6,258
Miscellaneous	6,261
Total expenses before reductions	6,441,787
Expense reductions	(35,001)	6,406,786
Net investment income (loss)		6,470,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,890,392
Fidelity Central Funds	(2,151)
Foreign currency transactions	(2,642)
Total net realized gain (loss)		28,885,599
Change in net unrealized appreciation (depreciation) on: Investment securities	47,073,652
Assets and liabilities in foreign currencies	2,620
Total change in net unrealized appreciation (depreciation)		47,076,272
Net gain (loss)		75,961,871
Net increase (decrease) in net assets resulting from operations		$82,432,239

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,470,368	$14,380,305
Net realized gain (loss)	28,885,599	7,404,292
Change in net unrealized appreciation (depreciation)	47,076,272	95,980,039
Net increase (decrease) in net assets resulting from operations	82,432,239	117,764,636
Distributions to shareholders from net investment income	(13,125,295)	(10,152,553)
Distributions to shareholders from net realized gain	(11,235,785)	(28,234,872)
Total distributions	(24,361,080)	(38,387,425)
Share transactions - net increase (decrease)	52,341,121	(180,256,330)
Total increase (decrease) in net assets	110,412,280	(100,879,119)
Net Assets
Beginning of period	1,230,903,465	1,331,782,584
End of period	$1,341,315,745	$1,230,903,465
Other Information
Undistributed net investment income end of period	$5,677,446	$12,332,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.27	$28.12	$29.60	$28.11	$20.43	$17.57
Income from Investment Operations
Net investment income (loss)A	.16	.34	.25	.20	.16	.15
Net realized and unrealized gain (loss)	1.83	2.64	(.74)	3.45	7.61	3.30
Total from investment operations	1.99	2.98	(.49)	3.65	7.77	3.45
Distributions from net investment income	(.33)	(.23)	(.14)	(.22)	(.02)	(.18)
Distributions from net realized gain	(.27)	(.60)	(.85)	(1.94)	(.07)	(.41)
Total distributions	(.61)B	(.83)	(.99)	(2.16)	(.09)	(.59)
Net asset value, end of period	$31.65	$30.27	$28.12	$29.60	$28.11	$20.43
Total ReturnC,D,E	6.62%	11.09%	(1.57)%	14.13%	38.16%	19.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.92%	1.15%	1.30%	1.26%	1.25%
Expenses net of fee waivers, if any	.92%H	.92%	1.15%	1.25%	1.26%	1.25%
Expenses net of all reductions	.92%H	.91%	1.15%	1.25%	1.24%	1.24%
Net investment income (loss)	1.02%H	1.25%	.90%	.72%	.68%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$448,412	$455,182	$469,026	$414,421	$214,686	$123,303
Portfolio turnover rateI	30%H	28%	31%	28%	54%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.273 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.17	$28.02	$29.50	$28.02	$20.41	$17.51
Income from Investment Operations
Net investment income (loss)A	.12	.27	.18	.13	.10	.10
Net realized and unrealized gain (loss)	1.82	2.64	(.74)	3.44	7.59	3.29
Total from investment operations	1.94	2.91	(.56)	3.57	7.69	3.39
Distributions from net investment income	(.26)	(.16)	(.07)	(.15)	(.01)	(.10)
Distributions from net realized gain	(.27)	(.60)	(.85)	(1.94)	(.07)	(.39)
Total distributions	(.53)	(.76)	(.92)	(2.09)	(.08)	(.49)
Net asset value, end of period	$31.58	$30.17	$28.02	$29.50	$28.02	$20.41
Total ReturnB,C,D	6.48%	10.81%	(1.84)%	13.83%	37.82%	19.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G	1.18%	1.41%	1.56%	1.51%	1.49%
Expenses net of fee waivers, if any	1.18%G	1.18%	1.41%	1.50%	1.51%	1.49%
Expenses net of all reductions	1.18%G	1.18%	1.41%	1.50%	1.49%	1.49%
Net investment income (loss)	.76%G	.99%	.63%	.47%	.42%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$183,590	$173,119	$177,560	$170,613	$114,864	$76,151
Portfolio turnover rateH	30%G	28%	31%	28%	54%	59%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.58	$25.70	$27.21	$26.07	$19.08	$16.41
Income from Investment Operations
Net investment income (loss)A	.04	.12	.04	(.01)	(.02)	–B
Net realized and unrealized gain (loss)	1.68	2.40	(.69)	3.19	7.08	3.09
Total from investment operations	1.72	2.52	(.65)	3.18	7.06	3.09
Distributions from net investment income	(.15)	(.04)	(.01)	(.10)	–B	(.03)
Distributions from net realized gain	(.27)	(.60)	(.85)	(1.94)	(.07)	(.39)
Total distributions	(.43)C	(.64)	(.86)	(2.04)	(.07)	(.42)
Net asset value, end of period	$28.87	$27.58	$25.70	$27.21	$26.07	$19.08
Total ReturnD,E,F	6.26%	10.21%	(2.33)%	13.31%	37.14%	18.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.68%I	1.67%	1.90%	2.05%	2.00%	2.00%
Expenses net of fee waivers, if any	1.68%I	1.67%	1.90%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.68%I	1.67%	1.90%	2.00%	1.99%	1.99%
Net investment income (loss)	.26%I	.49%	.14%	(.03)%	(.07)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$190,887	$169,524	$181,957	$168,763	$67,780	$28,856
Portfolio turnover rateJ	30%I	28%	31%	28%	54%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.273 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.57	$29.30	$30.78	$29.03	$21.03	$18.13
Income from Investment Operations
Net investment income (loss)A	.21	.43	.34	.28	.24	.22
Net realized and unrealized gain (loss)	1.91	2.74	(.78)	3.59	7.85	3.40
Total from investment operations	2.12	3.17	(.44)	3.87	8.09	3.62
Distributions from net investment income	(.40)	(.30)	(.20)	(.18)	(.02)	(.31)
Distributions from net realized gain	(.27)	(.60)	(.85)	(1.94)	(.07)	(.41)
Total distributions	(.68)B	(.90)	(1.04)C	(2.12)	(.09)	(.72)
Net asset value, end of period	$33.01	$31.57	$29.30	$30.78	$29.03	$21.03
Total ReturnD,E	6.77%	11.34%	(1.33)%	14.43%	38.62%	20.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%	.89%	1.04%	.95%	.91%
Expenses net of fee waivers, if any	.66%H	.65%	.89%	1.00%	.95%	.91%
Expenses net of all reductions	.65%H	.65%	.89%	1.00%	.94%	.91%
Net investment income (loss)	1.28%H	1.51%	1.15%	.97%	.98%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$507,250	$433,079	$498,404	$515,771	$242,897	$1,071,491
Portfolio turnover rateI	30%H	28%	31%	28%	54%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.273 per share.

 C Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class Z

Six months ended (Unaudited) May 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$32.04
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	.79
Total from investment operations	.99
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$33.03
Total ReturnC,D	3.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G
Expenses net of fee waivers, if any	.53%G
Expenses net of all reductions	.52%G
Net investment income (loss)	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$11,177
Portfolio turnover rateH	30%G

 A For the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$363,515,464
Gross unrealized depreciation	(70,129,478)
Net unrealized appreciation (depreciation) on securities	$293,385,986
Tax cost	$1,051,736,571

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $2,228,476 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $225,874,924 and $194,611,953, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$583,459	$18,146
Class M	.25%	.25%	457,930	–
Class C	.75%	.25%	943,440	106,861
			$1,984,829	$125,007

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$90,023
Class M	15,547
Class C(a)	9,596
$115,166

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$454,160.19
Class M	189,379.21
Class C	193,895.21
Class I	441,794.18
Class Z	726.05
	$1,279,954

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,922 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,168 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $40,708. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class M, Class C and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$5,718
Class M	2,338
Class C	2,458
Class I	6,462
$16,976

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,321 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,704.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$5,099,262	$3,826,802
Class M	1,475,457	981,442
Class C	953,207	295,369
Class I	5,597,369	5,048,940
Total	$13,125,295	$10,152,553
From net realized gain
Class A	$4,167,959	$9,966,960
Class M	1,573,436	3,809,662
Class B	–	110,345
Class C	1,712,010	4,228,922
Class I	3,782,380	10,118,983
Total	$11,235,785	$28,234,872

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017(a)	Year ended November 30, 2016	Six months ended May 31, 2017(a)	Year ended November 30, 2016
Class A
Shares sold	2,307,871	3,471,102	$72,152,867	$92,742,592
Reinvestment of distributions	289,062	506,726	8,882,868	13,174,015
Shares redeemed	(3,467,334)	(5,617,229)	(109,482,189)	(150,837,777)
Net increase (decrease)	(870,401)	(1,639,401)	$(28,446,454)	$(44,921,170)
Class M
Shares sold	636,743	838,207	$19,887,822	$22,424,576
Reinvestment of distributions	96,793	178,870	2,971,547	4,645,631
Shares redeemed	(658,803)	(1,614,297)	(20,624,808)	(43,435,570)
Net increase (decrease)	74,733	(597,220)	$2,234,561	$(16,365,363)
Class B
Shares sold	–	1,731	$–	$41,950
Reinvestment of distributions	–	4,310	–	104,666
Shares redeemed	–	(191,235)	–	(4,624,336)
Net increase (decrease)	–	(185,194)	$–	$(4,477,720)
Class C
Shares sold	1,313,895	967,123	$37,487,654	$24,084,991
Reinvestment of distributions	83,161	161,472	2,338,494	3,852,174
Shares redeemed	(929,672)	(2,063,532)	(26,653,249)	(50,478,565)
Net increase (decrease)	467,384	(934,937)	$13,172,899	$(22,541,400)
Class I
Shares sold	3,822,337	3,784,048	$125,672,677	$106,099,731
Reinvestment of distributions	273,175	510,015	8,747,051	13,796,737
Shares redeemed	(2,446,877)	(7,590,256)	(80,194,809)	(211,847,145)
Net increase (decrease)	1,648,635	(3,296,193)	$54,224,919	$(91,950,677)
Class Z
Shares sold	342,018	–	$11,273,351	$–
Shares redeemed	(3,588)	–	(118,155)	–
Net increase (decrease)	338,430	–	$11,155,196	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to May 31, 2017

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017) for Class A, Class M, Class C and Class I and for the period (February 1, 2017 to May 31, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Class A	.92%
Actual		$1,000.00	$1,066.20	$4.74-B
Hypothetical-C		$1,000.00	$1,020.34	$4.63-D
Class M	1.18%
Actual		$1,000.00	$1,064.80	$6.07-B
Hypothetical-C		$1,000.00	$1,019.05	$5.94-D
Class C	1.68%
Actual		$1,000.00	$1,062.60	$8.64-B
Hypothetical-C		$1,000.00	$1,016.55	$8.45-D
Class I	.66%
Actual		$1,000.00	$1,067.70	$3.40-B
Hypothetical-C		$1,000.00	$1,021.64	$3.33-D
Class Z	.53%
Actual		$1,000.00	$1,030.90	$1.77-B
Hypothetical-C		$1,000.00	$1,022.29	$2.67-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 120/365 (to reflect the period February 1, 2017 to May 31, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LC-SANN-0717
1.704742.119

Fidelity Advisor® Stock Selector Mid Cap Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Huntington Bancshares, Inc.	1.7	1.8
Capital One Financial Corp.	1.6	2.0
AECOM	1.6	0.0
Steel Dynamics, Inc.	1.5	1.5
American Airlines Group, Inc.	1.2	0.4
SLM Corp.	1.2	1.3
Jabil Circuit, Inc.	1.1	0.9
NVR, Inc.	1.1	0.8
AMETEK, Inc.	1.1	1.2
Packaging Corp. of America	1.0	0.0
	13.1

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	17.1
Financials	15.6	16.7
Consumer Discretionary	12.8	12.4
Industrials	12.5	13.6
Real Estate	9.9	10.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks and Equity Futures	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 7.4%

As of November 30, 2016 *
Stocks and Equity Futures	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 7.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.5%
Gentex Corp.	585,000	$11,103
Distributors - 0.4%
LKQ Corp. (a)	301,900	9,507
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	115,300	9,040
ServiceMaster Global Holdings, Inc. (a)	463,656	17,526
		26,566
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	262,900	9,796
Brinker International, Inc. (b)	168,500	6,610
DineEquity, Inc.	84,800	3,880
Hilton, Inc.	164,000	10,901
U.S. Foods Holding Corp.	187,500	5,618
		36,805
Household Durables - 1.1%
NVR, Inc. (a)	10,900	24,878
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. (Venture Group) Series A (a)	123,040	6,631
Media - 3.5%
Cinemark Holdings, Inc.	388,500	15,373
Discovery Communications, Inc. Class A (a)	151,000	4,002
Interpublic Group of Companies, Inc.	388,600	9,688
Liberty Broadband Corp. Class A (a)	124,800	11,014
Liberty Media Corp. Liberty Media Class A (a)(b)	259,700	8,284
Lions Gate Entertainment Corp. Class B (a)	240,610	6,085
Omnicom Group, Inc.	133,300	11,160
Scripps Networks Interactive, Inc. Class A	121,300	8,032
The Madison Square Garden Co. (a)	21,000	4,104
		77,742
Multiline Retail - 1.3%
Dollar General Corp.	217,000	15,926
Dollar Tree, Inc. (a)	168,200	13,069
		28,995
Specialty Retail - 2.0%
AutoZone, Inc. (a)	21,600	13,088
Foot Locker, Inc.	118,200	7,022
GameStop Corp. Class A	98,617	2,183
L Brands, Inc.	75,000	3,870
Ross Stores, Inc.	275,200	17,591
		43,754
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	99,800	10,574
VF Corp.	183,900	9,894
		20,468

TOTAL CONSUMER DISCRETIONARY		286,449

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Coca-Cola European Partners PLC	201,400	8,265
Dr. Pepper Snapple Group, Inc.	58,600	5,439
Molson Coors Brewing Co. Class B	121,600	11,526
		25,230
Food Products - 1.5%
Hostess Brands, Inc. Class A (a)	671,010	10,562
Lamb Weston Holdings, Inc.	218,300	10,131
Mead Johnson Nutrition Co. Class A	17,000	1,520
Pinnacle Foods, Inc.	92,200	5,745
The J.M. Smucker Co.	37,800	4,833
		32,791
Household Products - 0.8%
Church & Dwight Co., Inc.	126,600	6,540
Energizer Holdings, Inc.	167,800	8,994
Spectrum Brands Holdings, Inc.	26,300	3,536
		19,070
Personal Products - 0.2%
Coty, Inc. Class A	236,200	4,474

TOTAL CONSUMER STAPLES		81,565

ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	135,400	6,716
Nabors Industries Ltd.	805,300	7,087
Oil States International, Inc. (a)	247,000	7,225
		21,028
Oil, Gas & Consumable Fuels - 2.0%
Cimarex Energy Co.	54,800	5,894
Energen Corp. (a)	226,200	12,902
HollyFrontier Corp.	394,500	9,429
PDC Energy, Inc. (a)	83,100	4,127
Whiting Petroleum Corp. (a)	517,600	3,654
WPX Energy, Inc. (a)	895,000	9,684
		45,690

TOTAL ENERGY		66,718

FINANCIALS - 15.6%
Banks - 4.2%
CIT Group, Inc.	253,936	11,440
Huntington Bancshares, Inc.	3,014,106	37,796
Signature Bank (a)	46,500	6,650
SVB Financial Group (a)	114,700	19,556
Synovus Financial Corp.	390,427	15,961
The Jammu & Kashmir Bank Ltd.	2,435,385	3,084
		94,487
Capital Markets - 3.2%
CBOE Holdings, Inc.	256,000	22,111
E*TRADE Financial Corp. (a)	333,900	11,556
Legg Mason, Inc.	237,800	8,768
MSCI, Inc.	167,000	16,989
Virtu Financial, Inc. Class A (b)	744,000	12,127
		71,551
Consumer Finance - 3.5%
Capital One Financial Corp.	472,600	36,352
OneMain Holdings, Inc. (a)	713,980	16,107
SLM Corp. (a)	2,433,016	25,279
		77,738
Diversified Financial Services - 1.5%
Bioverativ, Inc.	310,000	17,078
On Deck Capital, Inc. (a)(b)	1,189,658	4,211
Valvoline, Inc.	497,729	11,134
		32,423
Insurance - 2.1%
Arthur J. Gallagher & Co.	395,800	22,454
Direct Line Insurance Group PLC	2,311,558	10,382
Employers Holdings, Inc.	117,906	4,722
FNF Group	239,700	10,214
		47,772
Mortgage Real Estate Investment Trusts - 0.5%
Redwood Trust, Inc.	675,500	11,429
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	181,300	6,576
LIC Housing Finance Ltd.	680,966	7,749
		14,325

TOTAL FINANCIALS		349,725

HEALTH CARE - 7.5%
Biotechnology - 0.6%
Puma Biotechnology, Inc. (a)	55,000	4,208
Vertex Pharmaceuticals, Inc. (a)	77,000	9,517
		13,725
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	440,000	11,893
DexCom, Inc. (a)	125,000	8,355
Insulet Corp. (a)	188,000	7,890
NxStage Medical, Inc. (a)	380,000	8,231
The Spectranetics Corp. (a)	330,000	8,910
Wright Medical Group NV (a)	420,000	11,222
		56,501
Health Care Providers & Services - 1.8%
American Renal Associates Holdings, Inc. (a)	510,000	8,262
Envision Healthcare Corp. (a)	95,000	5,188
MEDNAX, Inc. (a)	28,000	1,520
Premier, Inc. (a)	248,100	8,564
Teladoc, Inc. (a)	400,000	12,240
Tenet Healthcare Corp. (a)(b)	280,000	4,631
		40,405
Health Care Technology - 0.4%
Evolent Health, Inc. (a)	344,000	7,895
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	124,000	7,482
Bio-Rad Laboratories, Inc. Class A (a)	69,000	15,420
		22,902
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	484,000	17,197
Jazz Pharmaceuticals PLC (a)	70,000	10,189
		27,386

TOTAL HEALTH CARE		168,814

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	1,039,436	22,764
Axon Enterprise, Inc. (a)(b)	463,000	11,117
		33,881
Airlines - 1.7%
American Airlines Group, Inc.	563,800	27,294
JetBlue Airways Corp. (a)	493,000	11,053
		38,347
Building Products - 0.8%
Allegion PLC	223,510	17,575
Commercial Services & Supplies - 0.5%
Aggreko PLC	895,000	9,969
Construction & Engineering - 2.1%
AECOM (a)	1,085,537	34,857
KBR, Inc.	903,626	12,316
		47,173
Electrical Equipment - 2.5%
AMETEK, Inc.	404,272	24,669
Fortive Corp.	274,100	17,118
Sensata Technologies Holding BV (a)	375,400	15,177
		56,964
Machinery - 1.3%
Allison Transmission Holdings, Inc.	250,963	9,717
IDEX Corp.	82,658	8,966
WABCO Holdings, Inc. (a)	88,000	10,720
		29,403
Road & Rail - 0.8%
CSX Corp.	183,700	9,951
Norfolk Southern Corp.	69,400	8,608
		18,559
Trading Companies & Distributors - 1.3%
MRC Global, Inc. (a)	1,195,085	21,571
Nexeo Solutions, Inc. (a)	920,700	8,102
		29,673

TOTAL INDUSTRIALS		281,544

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	310,100	11,471
F5 Networks, Inc. (a)	30	4
		11,475
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	153,100	11,573
IPG Photonics Corp. (a)	48,600	6,757
Jabil Circuit, Inc.	832,600	24,911
Keysight Technologies, Inc. (a)	23,500	908
Largan Precision Co. Ltd.	82,000	12,922
		57,071
Internet Software & Services - 0.9%
Stamps.com, Inc. (a)	144,700	19,954
Velti PLC (a)(c)	215,084	1
		19,955
IT Services - 5.4%
Capgemini SA	134,800	13,956
Cognizant Technology Solutions Corp. Class A	201,200	13,462
DXC Technology Co.	83,100	6,442
EPAM Systems, Inc. (a)	179,200	15,031
FleetCor Technologies, Inc. (a)	63,400	9,148
Global Payments, Inc.	146,900	13,458
Jack Henry & Associates, Inc.	102,000	10,833
Leidos Holdings, Inc.	339,300	18,852
Maximus, Inc.	151,100	9,380
Reply SpA	54,636	10,802
		121,364
Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic, Inc. (a)	25,700	1,695
Dialog Semiconductor PLC (a)	290,300	13,858
Integrated Device Technology, Inc. (a)	255,800	6,543
KLA-Tencor Corp.	137,000	14,248
Lam Research Corp.	90,900	14,105
Maxim Integrated Products, Inc.	94,100	4,498
ON Semiconductor Corp. (a)	650,400	10,068
Qorvo, Inc. (a)	181,900	14,179
Skyworks Solutions, Inc.	94,600	10,068
		89,262
Software - 4.0%
ANSYS, Inc. (a)	64,200	8,110
CDK Global, Inc.	350,600	21,548
Fair Isaac Corp.	43,800	5,811
Parametric Technology Corp. (a)	371,400	21,385
Tableau Software, Inc. (a)	206,700	12,817
Ultimate Software Group, Inc. (a)	93,000	20,529
		90,200

TOTAL INFORMATION TECHNOLOGY		389,327

MATERIALS - 7.5%
Chemicals - 4.0%
Ashland Global Holdings, Inc.	181,300	12,064
Axalta Coating Systems (a)	372,500	11,659
Olin Corp.	588,300	17,261
PPG Industries, Inc.	75,800	8,062
RPM International, Inc.	326,000	17,679
The Chemours Co. LLC	352,900	14,112
W.R. Grace & Co.	140,897	10,101
		90,938
Containers & Packaging - 2.0%
Greif, Inc. Class A	81,900	4,869
Packaging Corp. of America	231,900	23,691
Sealed Air Corp.	185,400	8,235
Silgan Holdings, Inc.	257,400	8,188
		44,983
Metals & Mining - 1.5%
Steel Dynamics, Inc.	967,400	32,882

TOTAL MATERIALS		168,803

REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Altisource Residential Corp. Class B	671,221	9,223
CareTrust (REIT), Inc.	761,700	13,901
Communications Sales & Leasing, Inc.	289,200	7,233
CoreSite Realty Corp.	60,200	6,338
Corporate Office Properties Trust (SBI)	591,200	19,941
Corrections Corp. of America	371,096	10,669
DCT Industrial Trust, Inc.	249,390	13,145
Duke Realty Corp.	709,000	20,327
Equity Lifestyle Properties, Inc.	152,000	12,829
Extra Space Storage, Inc.	73,200	5,671
Healthcare Realty Trust, Inc.	590,300	19,633
Hudson Pacific Properties, Inc.	527,100	17,268
InfraReit, Inc.	129,223	2,493
Outfront Media, Inc.	324,000	7,403
Potlatch Corp.	140,700	6,437
SBA Communications Corp. Class A (a)	21,870	3,022
Taubman Centers, Inc.	144,200	8,818
Urban Edge Properties	275,068	6,558
VEREIT, Inc.	1,553,700	12,849
		203,758
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	207,250	7,229
Invitation Homes, Inc.	487,500	10,491
		17,720

TOTAL REAL ESTATE		221,478

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	50,150	3,381
UTILITIES - 5.4%
Electric Utilities - 2.3%
Great Plains Energy, Inc.	698,800	20,077
OGE Energy Corp.	554,526	19,758
PNM Resources, Inc.	202,200	7,785
Westar Energy, Inc.	81,500	4,315
		51,935
Gas Utilities - 1.5%
Atmos Energy Corp.	217,040	18,082
National Fuel Gas Co. (b)	194,111	11,018
South Jersey Industries, Inc.	153,700	5,596
		34,696
Multi-Utilities - 1.6%
Avangrid, Inc.	275,800	12,530
Black Hills Corp.	243,705	16,947
MDU Resources Group, Inc.	195,705	5,329
		34,806

TOTAL UTILITIES		121,437

TOTAL COMMON STOCKS
(Cost $1,885,283)		2,139,241
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.79% to 0.8% 7/6/17 to 7/20/17 (d)
(Cost $1,808)	1,810	1,808
	Shares	Value (000s)

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.86% (e)	104,637,527	$104,658
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	29,928,248	29,931
TOTAL MONEY MARKET FUNDS
(Cost $134,587)		134,589
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $2,021,678)		2,275,638
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(32,173)
NET ASSETS - 100%		$2,243,465

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
163 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	28,036	$135

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,159,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Securities Lending Cash Central Fund	61
Total	$315

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$286,449	$286,449	$--	$--
Consumer Staples	81,565	81,565	--	--
Energy	66,718	66,718	--	--
Financials	349,725	349,725	--	--
Health Care	168,814	168,814	--	--
Industrials	281,544	281,544	--	--
Information Technology	389,327	389,327	--	--
Materials	168,803	168,803	--	--
Real Estate	221,478	221,478	--	--
Telecommunication Services	3,381	3,381	--	--
Utilities	121,437	121,437	--	--
U.S. Government and Government Agency Obligations	1,808	--	1,808	--
Money Market Funds	134,589	134,589	--	--
Total Investments in Securities:	$2,275,638	$2,273,830	$1,808	$--
Derivative Instruments:
Assets
Futures Contracts	$135	$135	$--	$--
Total Assets	$135	$135	$--	$--
Total Derivative Instruments:	$135	$135	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$135	$0
Total Equity Risk	135	0
Total Value of Derivatives	$135	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,903) — See accompanying schedule: Unaffiliated issuers (cost $1,887,091)	$2,141,049
Fidelity Central Funds (cost $134,587)	134,589
Total Investments (cost $2,021,678)		$2,275,638
Foreign currency held at value (cost $19)		19
Receivable for investments sold		27,009
Receivable for fund shares sold		1,160
Dividends receivable		2,047
Interest receivable		6
Distributions receivable from Fidelity Central Funds		84
Prepaid expenses		1
Other receivables		30
Total assets		2,305,994
Liabilities
Payable to custodian bank	$2,066
Payable for investments purchased	25,174
Payable for fund shares redeemed	3,669
Accrued management fee	726
Distribution and service plan fees payable	478
Payable for daily variation margin for derivative instruments	7
Other affiliated payables	436
Other payables and accrued expenses	43
Collateral on securities loaned	29,930
Total liabilities		62,529
Net Assets		$2,243,465
Net Assets consist of:
Paid in capital		$1,976,571
Undistributed net investment income		1,828
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,979
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,087
Net Assets		$2,243,465
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($553,946 ÷ 15,340.49 shares)		$36.11
Maximum offering price per share (100/94.25 of $36.11)		$38.31
Class M:
Net Asset Value and redemption price per share ($582,304 ÷ 16,046.58 shares)		$36.29
Maximum offering price per share (100/96.50 of $36.29)		$37.61
Class C:
Net Asset Value and offering price per share ($140,951 ÷ 4,262.70 shares)(a)		$33.07
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($363,581 ÷ 9,664.11 shares)		$37.62
Class I:
Net Asset Value, offering price and redemption price per share ($602,372 ÷ 15,987.49 shares)		$37.68
Class Z:
Net Asset Value, offering price and redemption price per share ($311 ÷ 8.25 shares)		$37.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$12,580
Interest		9
Income from Fidelity Central Funds		315
Total income		12,904
Expenses
Management fee
Basic fee	$5,821
Performance adjustment	(2,096)
Transfer agent fees	2,144
Distribution and service plan fees	2,903
Accounting and security lending fees	324
Custodian fees and expenses	44
Independent trustees' fees and expenses	4
Registration fees	99
Audit	32
Legal	7
Miscellaneous	10
Total expenses before reductions	9,292
Expense reductions	(146)	9,146
Net investment income (loss)		3,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,501
Fidelity Central Funds	2
Foreign currency transactions	10
Futures contracts	758
Total net realized gain (loss)		102,271
Change in net unrealized appreciation (depreciation) on: Investment securities	87,053
Assets and liabilities in foreign currencies	5
Futures contracts	55
Total change in net unrealized appreciation (depreciation)		87,113
Net gain (loss)		189,384
Net increase (decrease) in net assets resulting from operations		$193,142

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,758	$12,537
Net realized gain (loss)	102,271	(88,889)
Change in net unrealized appreciation (depreciation)	87,113	160,670
Net increase (decrease) in net assets resulting from operations	193,142	84,318
Distributions to shareholders from net investment income	(10,708)	(3,959)
Distributions to shareholders from net realized gain	(333)	(39,216)
Total distributions	(11,041)	(43,175)
Share transactions - net increase (decrease)	38,422	(421,318)
Total increase (decrease) in net assets	220,523	(380,175)
Net Assets
Beginning of period	2,022,942	2,403,117
End of period	$2,243,465	$2,022,942
Other Information
Undistributed net investment income end of period	$1,828	$8,778

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.13	$32.01	$31.80	$28.37	$22.16	$19.15
Income from Investment Operations
Net investment income (loss)A	.07	.20	.08	.08	.10	.09
Net realized and unrealized gain (loss)	3.11	1.49	.13	3.36	6.29	3.02
Total from investment operations	3.18	1.69	.21	3.44	6.39	3.11
Distributions from net investment income	(.19)	(.04)	–	(.01)	(.14)	(.10)
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.20)	(.57)	–	(.01)	(.18)	(.10)
Net asset value, end of period	$36.11	$33.13	$32.01	$31.80	$28.37	$22.16
Total ReturnB,C,D	9.62%	5.49%	.66%	12.11%	29.07%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.88%	.98%	1.05%	.95%	.94%
Expenses net of fee waivers, if any	.84%G	.88%	.98%	1.05%	.95%	.94%
Expenses net of all reductions	.83%G	.88%	.97%	1.05%	.92%	.94%
Net investment income (loss)	.38%G	.64%	.24%	.26%	.39%	.41%
Supplemental Data
Net assets, end of period (in millions)	$554	$546	$593	$652	$692	$593
Portfolio turnover rateH	93%G	98%	109%	89%	79%I	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.25	$32.16	$32.02	$28.63	$22.36	$19.30
Income from Investment Operations
Net investment income (loss)A	.02	.13	–	.01	.04	.05
Net realized and unrealized gain (loss)	3.13	1.49	.14	3.38	6.36	3.05
Total from investment operations	3.15	1.62	.14	3.39	6.40	3.10
Distributions from net investment income	(.11)	–	–	–	(.09)	(.04)
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.11)B	(.53)	–	–	(.13)	(.04)
Net asset value, end of period	$36.29	$33.25	$32.16	$32.02	$28.63	$22.36
Total ReturnC,D,E	9.50%	5.22%	.44%	11.84%	28.80%	16.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.12%	1.22%	1.28%	1.16%	1.14%
Expenses net of fee waivers, if any	1.08%H	1.12%	1.21%	1.28%	1.16%	1.14%
Expenses net of all reductions	1.07%H	1.11%	1.21%	1.27%	1.13%	1.13%
Net investment income (loss)	.14%H	.41%	.01%	.03%	.17%	.22%
Supplemental Data
Net assets, end of period (in millions)	$582	$591	$681	$794	$817	$755
Portfolio turnover rateI	93%H	98%	109%	89%	79%J	72%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.28	$29.48	$29.51	$26.52	$20.73	$17.95
Income from Investment Operations
Net investment income (loss)A	(.06)	(.03)	(.15)	(.14)	(.09)	(.06)
Net realized and unrealized gain (loss)	2.85	1.36	.12	3.13	5.91	2.84
Total from investment operations	2.79	1.33	(.03)	2.99	5.82	2.78
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	–	(.53)	–	–	(.01)	–
Total distributions	–	(.53)	–	–	(.03)	–
Net asset value, end of period	$33.07	$30.28	$29.48	$29.51	$26.52	$20.73
Total ReturnB,C,D	9.21%	4.71%	(.10)%	11.27%	28.09%	15.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.63%	1.74%	1.80%	1.69%	1.68%
Expenses net of fee waivers, if any	1.60%G	1.63%	1.73%	1.80%	1.69%	1.68%
Expenses net of all reductions	1.59%G	1.63%	1.73%	1.80%	1.67%	1.68%
Net investment income (loss)	(.38)%G	(.11)%	(.51)%	(.49)%	(.36)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$141	$140	$155	$172	$172	$141
Portfolio turnover rateH	93%G	98%	109%	89%	79%I	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$34.53	$33.34	$33.14	$29.56	$23.14	$21.20
Income from Investment Operations
Net investment income (loss)B	.11	.28	.16	.16	.17	.09
Net realized and unrealized gain (loss)	3.24	1.55	.14	3.49	6.54	1.85
Total from investment operations	3.35	1.83	.30	3.65	6.71	1.94
Distributions from net investment income	(.26)	(.12)	(.10)	(.07)	(.25)	–
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.26)C	(.64)D	(.10)	(.07)	(.29)	–
Net asset value, end of period	$37.62	$34.53	$33.34	$33.14	$29.56	$23.14
Total ReturnE,F	9.76%	5.73%	.90%	12.38%	29.36%	9.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.64%	.75%	.81%	.71%	.59%I
Expenses net of fee waivers, if any	.62%I	.64%	.74%	.81%	.71%	.59%I
Expenses net of all reductions	.61%I	.63%	.74%	.81%	.69%	.58%I
Net investment income (loss)	.60%I	.89%	.48%	.50%	.62%	.86%I
Supplemental Data
Net assets, end of period (in millions)	$364	$222	$486	$553	$225	$1
Portfolio turnover rateJ	93%I	98%	109%	89%	79%K	72%

 A For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.60	$33.39	$33.22	$29.64	$23.14	$20.01
Income from Investment Operations
Net investment income (loss)A	.11	.28	.13	.16	.18	.15
Net realized and unrealized gain (loss)	3.25	1.56	.14	3.50	6.56	3.15
Total from investment operations	3.36	1.84	.27	3.66	6.74	3.30
Distributions from net investment income	(.27)	(.11)	(.10)	(.08)	(.20)	(.17)
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.28)	(.63)B	(.10)	(.08)	(.24)	(.17)
Net asset value, end of period	$37.68	$34.60	$33.39	$33.22	$29.64	$23.14
Total ReturnC,D	9.76%	5.75%	.80%	12.39%	29.44%	16.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.64%	.83%	.80%	.67%	.65%
Expenses net of fee waivers, if any	.60%G	.64%	.83%	.80%	.67%	.65%
Expenses net of all reductions	.59%G	.64%	.82%	.80%	.65%	.64%
Net investment income (loss)	.62%G	.88%	.39%	.51%	.66%	.71%
Supplemental Data
Net assets, end of period (in millions)	$602	$523	$479	$371	$214	$172
Portfolio turnover rateH	93%G	98%	109%	89%	79%I	72%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class Z

Six months ended (Unaudited) May 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$35.79
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	1.80
Total from investment operations	1.91
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$37.70
Total ReturnC,D	5.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.43%G
Net investment income (loss)	.90%G
Supplemental Data
Net assets, end of period (in millions)	$–
Portfolio turnover rateH	93%G

 A For the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$331,707
Gross unrealized depreciation	(82,393)
Net unrealized appreciation (depreciation) on securities	$249,314
Tax cost	$2,026,324

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(52,961)
Long-term	(33,840)
Total capital loss carryforward	$(86,801)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $758 and a change in net unrealized appreciation (depreciation) of $55 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $962,211 and $996,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$697	$1
Class M	.25%	.25%	1,491	3
Class C	.75%	.25%	715	–
			$2,903	$4

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$19
Class M	6
Class C(a)	1
$26

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$551.20
Class M	563.19
Class C	147.21
Fidelity Stock Selector Mid Cap Fund	298.23
Class I	585.20
Class Z	–(b)	.05
	$2,144

 (a) Annualized

 (b) In the amount less than five hundred dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,868. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61, including $7 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$4
Class M	4
Class C	1
Fidelity Stock Selector Mid Cap Fund	3
Class I	5
$17

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $120 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$3,079	$755
Class M	1,865	–
Fidelity Stock Selector Mid Cap Fund	1,644	1,674
Class I	4,120	1,530
Total	$10,708	$3,959
From net realized gain
Class A	$98	$9,744
Class M	105	11,098
Class B	–	166
Class C	–	2,758
Fidelity Stock Selector Mid Cap Fund	39	7,708
Class I	91	7,742
Total	$333	$39,216

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017 (a)	Year ended November 30, 2016	Six months ended May 31, 2017 (a)	Year ended November 30, 2016
Class A
Shares sold	533	1,039	$18,796	$31,500
Reinvestment of distributions	88	331	2,963	9,838
Shares redeemed	(1,760)	(3,402)	(61,748)	(104,169)
Net increase (decrease)	(1,139)	(2,032)	$(39,989)	$(62,831)
Class M
Shares sold	560	1,180	$19,670	$36,250
Reinvestment of distributions	55	356	1,885	10,639
Shares redeemed	(2,345)	(4,950)	(82,773)	(152,516)
Net increase (decrease)	(1,730)	(3,414)	$(61,218)	$(105,627)
Class B
Shares sold	–	1	$–	$31
Reinvestment of distributions	–	5	–	145
Shares redeemed	–	(331)	–	(9,046)
Net increase (decrease)	–	(325)	$–	$(8,870)
Class C
Shares sold	86	114	$2,746	$3,221
Reinvestment of distributions	–	90	–	2,469
Shares redeemed	(451)	(819)	(14,517)	(23,061)
Net increase (decrease)	(365)	(615)	$(11,771)	$(17,371)
Fidelity Stock Selector Mid Cap Fund
Shares sold	3,801	1,163	$140,563	$37,438
Reinvestment of distributions	47	300	1,639	9,281
Shares redeemed	(625)	(9,609)	(22,863)	(298,117)
Net increase (decrease)	3,223	(8,146)	$119,339	$(251,398)
Class I
Shares sold	2,421	5,294	$89,040	$166,666
Reinvestment of distributions	114	291	4,019	9,016
Shares redeemed	(1,678)	(4,795)	(61,302)	(150,903)
Net increase (decrease)	857	790	$31,757	$24,779
Class Z
Shares sold	8	–	$304	$–
Net increase (decrease)	8	–	$304	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017) for Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, and Class I and for the period (February 1, 2017 to May 31, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Class A	.84%
Actual		$1,000.00	$1,096.20	$4.39-B
Hypothetical-C		$1,000.00	$1,020.74	$4.23-D
Class M	1.08%
Actual		$1,000.00	$1,095.00	$5.64-B
Hypothetical-C		$1,000.00	$1,019.55	$5.44-D
Class C	1.60%
Actual		$1,000.00	$1,092.10	$8.35-B
Hypothetical-C		$1,000.00	$1,016.95	$8.05-D
Fidelity Stock Selector Mid Cap Fund	.62%
Actual		$1,000.00	$1,097.60	$3.24-B
Hypothetical-C		$1,000.00	$1,021.84	$3.13-D
Class I	.60%
Actual		$1,000.00	$1,097.60	$3.14-B
Hypothetical-C		$1,000.00	$1,021.94	$3.02-D
Class Z	.44%
Actual		$1,000.00	$1,053.40	$1.49-B
Hypothetical-C		$1,000.00	$1,022.74	$2.22-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund and Class I and multiplied by 120/365 (to reflect the period February 1, 2017 to May 31, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MC-SANN-0717
1.704677.119

Fidelity® Real Estate High Income Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of May 31, 2017
AAA,AA,A	13.5%
BBB	24.9%
BB	15.2%
B	15.5%
CCC,CC,C	2.9%
Not Rated	15.5%
Equities	3.7%
Short-Term Investments and Net Other Assets	8.8%

As of November 30, 2016
AAA,AA,A	14.9%
BBB	28.6%
BB	16.8%
B	11.8%
CCC,CC,C	2.9%
D	0.1%
Not Rated	15.4%
Equities	4.6%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
CMOs and Other Mortgage Related Securities	76.9%
Asset-Backed Securities	1.7%
Nonconvertible Bonds	4.6%
Convertible Bonds, Preferred Stocks	3.5%
Common Stocks	0.2%
Bank Loan Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

As of November 30, 2016
CMOs and Other Mortgage Related Securities	79.7%
Asset-Backed Securities	2.7%
Nonconvertible Bonds	3.9%
Convertible Bonds, Preferred Stocks	4.6%
Bank Loan Obligations	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

Investments May 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.6%
		Principal Amount(a)	Value
Diversified Financial Services - 0.1%
CBL & Associates LP 4.6% 10/15/24		$1,144,000	$1,065,694
Healthcare - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,720,000	1,741,500
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		400,000	420,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24		311,000	325,251
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	3,112,500
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,240,840

TOTAL HEALTHCARE			8,840,091

Homebuilders/Real Estate - 2.0%
CalAtlantic Group, Inc. 8.375% 5/15/18		1,000,000	1,057,700
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,423,813
DDR Corp.:
4.625% 7/15/22		288,000	301,712
4.7% 6/1/27		3,354,000	3,396,002
7.875% 9/1/20		2,437,000	2,808,560
Howard Hughes Corp. 5.375% 3/15/25 (b)		2,505,000	2,583,281
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	4,457,338
iStar Financial, Inc. 6% 4/1/22		3,075,000	3,128,813
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,213,875
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,060,468

TOTAL HOMEBUILDERS/REAL ESTATE			22,431,562

Hotels - 1.6%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,342,820
FelCor Lodging LP 5.625% 3/1/23		755,000	788,975
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	955,746
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,354,625
Times Square Hotel Trust 8.528% 8/1/26 (b)		7,290,503	8,728,953

TOTAL HOTELS			17,171,119

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		720,000	716,400
TOTAL NONCONVERTIBLE BONDS
(Cost $47,424,932)			50,224,866

Asset-Backed Securities - 1.7%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	745,701
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	2,097,793
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,746,381
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,476,000	4,937,046
Class XS, 0% 10/17/45 (b)(c)(d)		3,247,053	32
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.255% 6/26/34 (b)(c)		73,793	17,396
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 2.5099% 3/20/50 (b)(c)		750,000	75
Class E, 3.1099% 3/20/50 (b)(c)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		2,687,456	1,018,707
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)		736,187	74
Series 2004-1A Class H1, 4.8618% 1/28/40 (b)(c)		2,870,581	287
Invitation Homes Trust:
Series 2014-SFR3 Class E, 5.4939% 12/17/31 (b)(c)		310,234	311,235
Series 2014-SRF2 Class F, 4.9939% 9/17/31 (b)(c)		1,000,000	1,001,522
Series 2015-SRF1 Class E, 5.1939% 3/17/32 (b)(c)		1,000,000	1,002,615
Merit Securities Corp. Series 13 Class M1, 7.8204% 12/28/33 (c)		1,665,000	1,719,107
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	745,077
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		256,832	177,563
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.8212% 2/5/36 (b)(c)		2,732,158	205
Class E, 5.6712% 2/5/36 (b)(c)		857,871	64
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.6712% 12/5/36 (b)(c)		5,075,662	381
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)		1,914,000	1,950,308
TOTAL ASSET-BACKED SECURITIES
(Cost $28,914,379)			18,471,869

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 1.1%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.2853% 2/25/43 (b)(c)		48,566	27,250
Class 2B5, 3.2853% 2/25/43 (b)(c)		55,776	9,143
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7483% 9/25/19 (b)(c)		7,306	31
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		9,036	8,720
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.542% 12/25/46 (b)(c)		6,045,000	6,501,955
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(c)		5,000,000	5,423,123
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.9394% 6/10/35 (b)(c)		116,438	73,362
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 5.2394% 2/10/36 (b)(c)		51,252	5,429
Series 2004-B:
Class B8, 5.7394% 2/10/36 (b)(c)		50,965	7,576
Class B9, 9.2394% 2/10/36 (b)(c)		50,725	1,678
Series 2004-C Class B7, 4.4894% 9/10/36 (b)(c)		203,514	14,262

TOTAL PRIVATE SPONSOR			12,072,529

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (e)		89,915	17,980
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.3739% 2/25/42 (b)(c)		58,908	34,962
Class 3B5, 3.3739% 2/25/42 (b)(c)		6,065	405
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.5035% 1/25/42 (b)(c)		52,434	23,488
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.8892% 12/25/42 (c)(e)		229,858	22,589
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3523% 6/25/43 (c)(e)		195,797	77,126
Class 2B5, 3.3523% 6/25/43 (c)(e)		60,069	5,543

TOTAL U.S. GOVERNMENT AGENCY			182,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,815,744)			12,254,622

Commercial Mortgage Securities - 75.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,387,867
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,470,956
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		2,308,000	2,368,069
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2802% 11/10/42 (c)		153,813	153,626
Series 2005-5 Class D, 5.5806% 10/10/45 (c)		531,429	530,984
Series 2008-1 Class D, 6.49% 2/10/51 (b)(c)		1,970,000	1,494,931
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		5,301,000	4,438,570
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)		2,642,000	2,150,753
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.5116% 9/15/48 (c)		1,826,000	1,862,679
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		7,884,000	7,584,605
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/36 (b)(c)		2,100,000	2,040,685
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.714% 4/12/38 (b)(c)		817,437	827,980
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		4,692,121	4,845,558
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.9601% 10/25/22 (b)(c)		19,260	18,475
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 4.0226% 8/15/29 (b)(c)		2,591,000	2,567,053
Series 2014-CLMZ Class M, 6.7165% 8/15/29 (b)(c)		3,467,513	3,502,215
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		3,478,000	3,409,326
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		5,600,000	5,921,831
Class D, 3.25% 2/10/50 (b)		2,977,000	2,483,561
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 3.4829% 6/15/31 (b)(c)		2,383,609	2,188,620
Class YTC3, 3.4829% 6/15/31 (b)(c)		856,962	775,922
Series 2014-FL1, 3.4829% 6/15/31 (b)(c)		2,383,609	2,211,832
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		683,000	687,959
Class F, 3.9121% 4/10/28 (b)(c)		3,987,000	3,934,402
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		2,846,928	2,900,642
Series 1998-2 Class J, 6.39% 11/18/30 (b)		3,329,253	3,340,315
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2753% 9/10/46 (b)(c)		8,792,000	8,476,126
Series 2015-SHP2 Class E, 5.344% 7/15/27 (b)(c)		3,568,000	3,578,243
Series 2016-C3 Class D, 3% 11/15/49 (b)		5,297,000	3,869,375
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,722,000	1,732,200
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 4.063% 8/13/27 (b)(c)		3,339,000	3,353,101
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,820,977
Series 2012-CR1:
Class C, 5.4987% 5/15/45 (c)		2,060,000	2,187,286
Class D, 5.4987% 5/15/45 (b)(c)		6,994,000	6,875,177
Class G, 2.462% 5/15/45 (b)		966,000	561,618
Series 2012-CR5 Class D, 4.4748% 12/10/45 (b)(c)		1,550,000	1,494,145
Series 2012-LC4 Class D, 5.7631% 12/10/44 (b)(c)		7,914,000	7,987,946
Series 2013-CCRE6 Class E, 4.309% 3/10/46 (b)(c)		189,000	139,638
Series 2013-CR10:
Class C, 4.9484% 8/10/46 (b)(c)		1,310,000	1,344,091
Class D, 4.9484% 8/10/46 (b)(c)		4,410,000	3,832,854
Series 2013-CR12 Class D, 5.2519% 10/10/46 (b)(c)		7,745,000	6,405,172
Series 2013-CR6 Class F, 4.309% 3/10/46 (b)(c)		1,727,000	1,118,146
Series 2013-CR9 Class D, 4.3972% 7/10/45 (b)(c)		1,184,000	1,035,238
Series 2013-LC6 Class D, 4.426% 1/10/46 (b)(c)		6,629,000	6,064,191
Series 2014-CR15 Class D, 4.9124% 2/10/47 (b)(c)		1,273,000	1,144,083
Series 2014-CR17:
Class D, 4.9587% 5/10/47 (b)(c)		3,728,000	3,282,393
Class E, 4.9587% 5/10/47 (b)(c)		662,000	453,504
Series 2014-UBS2 Class D, 5.1819% 3/10/47 (b)(c)		4,146,000	3,545,517
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		5,288,000	4,812,010
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		1,991,000	1,827,783
Series 2016-CD1 Class D, 2.7723% 8/10/49 (b)(c)		2,782,000	2,109,775
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		3,082,000	2,572,257
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		1,089,846	1,109,123
Class H, 6% 11/17/32 (b)		3,530,553	3,584,508
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		1,500,000	1,525,482
Class D, 2.9159% 11/10/49 (c)		2,017,000	1,610,447
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 5.002% 8/15/45 (b)(c)		6,370,000	6,231,060
Class F, 4.25% 8/15/45 (b)		7,900,000	6,335,375
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,868,000	1,142,052
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		3,107,000	3,038,458
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		2,080,000	2,011,493
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		6,476,000	6,155,226
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 3.639% 11/15/33 (b)(c)		2,816,000	2,841,601
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		2,614,246	2,654,545
Class H, 6% 5/17/40 (b)		2,501,042	1,967,623
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		976,403	989,165
CSMC Trust:
floater Series 2015-DEAL:
Class D, 4.089% 4/15/29 (b)(c)		4,500,000	4,516,904
Class E, 4.989% 4/15/29 (b)(c)		3,542,000	3,560,869
Class F, 5.739% 4/15/29 (b)(c)		2,721,000	2,724,404
Series 2016-MFF Class F, 8.2439% 11/15/33 (b)(c)		4,003,000	4,028,256
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		5,120,000	4,671,236
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.8706% 11/10/46 (b)(c)		1,000,000	1,092,247
Class E, 5.8706% 11/10/46 (b)(c)		8,929,000	9,504,232
Class F, 5.8706% 11/10/46 (b)(c)		7,806,000	7,615,611
Class G, 4.652% 11/10/46 (b)		9,378,000	8,254,684
Series 2011-LC3A Class D, 5.5102% 8/10/44 (b)(c)		4,111,000	4,259,458
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.636% 9/10/49 (c)		2,200,000	2,135,710
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		5,370,000	516,503
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	358,216
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3625% 9/25/45 (b)(c)		4,544,000	4,925,379
Series 2011-K10 Class B, 4.7902% 11/25/49 (b)(c)		2,500,000	2,672,707
Series 2011-K11 Class B, 4.573% 12/25/48 (b)(c)		3,190,000	3,395,901
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(c)		6,500,000	6,494,459
Class FFX, 3.4949% 12/15/34 (b)(c)		4,631,000	4,588,385
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.2715% 7/10/45 (b)(c)		887,600	559,299
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		1,265,970	1,229,329
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		661,661	666,446
Class H, 6.75% 4/15/29 (c)		6,130,384	4,738,075
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,178,733
GP Portfolio Trust Series 2014-GPP:
Class D, 3.9944% 2/15/27 (b)(c)		2,691,000	2,697,788
Class E, 5.0944% 2/15/27 (b)(c)		1,717,000	1,672,325
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,491,000	1,491,017
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1674% 8/10/43 (b)(c)		2,450,000	2,545,451
Class E, 4% 8/10/43 (b)		5,951,000	5,667,631
Class F, 4% 8/10/43 (b)		3,909,000	3,356,384
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3563% 12/10/43 (b)(c)		4,100,000	4,158,548
Series 2011-GC3 Class D, 5.8201% 3/10/44 (b)(c)		1,239,000	1,297,149
Series 2011-GC5:
Class C, 5.5657% 8/10/44 (b)(c)		5,010,000	5,290,741
Class D, 5.5657% 8/10/44 (b)(c)		7,012,000	6,746,604
Class E, 5.5657% 8/10/44 (b)(c)		2,919,000	2,320,419
Class F, 4.5% 8/10/44 (b)		4,500,000	3,041,078
Series 2012-GC6:
Class D, 5.8407% 1/10/45 (b)(c)		3,529,000	3,398,276
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,549,319
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,173,347
Series 2012-GCJ7:
Class C, 5.889% 5/10/45 (c)		5,830,000	6,148,023
Class D, 5.889% 5/10/45 (b)(c)		10,512,500	10,329,991
Class E, 5% 5/10/45 (b)		6,263,000	5,046,299
Class F, 5% 5/10/45 (b)		8,442,000	5,375,363
Series 2012-GCJ9 Class D, 5.0129% 11/10/45 (b)(c)		4,788,000	4,563,993
Series 2013-GC12 Class D, 4.584% 6/10/46 (b)(c)		1,043,000	934,727
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		6,567,000	6,074,570
Series 2013-GC16:
Class D, 5.4975% 11/10/46 (b)(c)		4,709,000	4,490,331
Class F, 3.5% 11/10/46 (b)		3,037,000	2,091,368
Series 2016-GS2 Class C, 4.6809% 5/10/49 (c)		2,959,000	3,188,770
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		7,306,000	5,600,336
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		4,683,000	4,539,925
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		2,050,000	2,048,179
Class F, 4.2022% 2/10/29 (b)(c)		6,374,000	5,980,021
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		4,414,000	3,554,451
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 4.2439% 7/15/29 (b)(c)		2,884,000	2,896,496
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		4,500,000	3,534,518
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		2,207,000	2,199,823
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7116% 9/15/47 (b)(c)		2,472,000	2,081,614
Series 2014-C26 Class D, 4.0689% 1/15/48 (b)(c)		2,796,000	2,363,461
Series 2015-C32 Class C, 4.8181% 11/15/48 (c)		8,179,000	7,901,742
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,147,000	889,843
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.2248% 12/15/49 (b)(c)		4,642,000	3,571,502
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4363% 1/12/37 (b)(c)		787,559	783,960
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		2,260,000	2,548,088
Class D, 7.6935% 12/5/27 (b)(c)		10,670,000	11,860,892
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		4,170,000	4,523,785
Series 2012-CBX:
Class D, 5.3877% 6/16/45 (b)(c)		4,050,000	4,148,875
Class E, 5.3877% 6/15/45 (b)(c)		3,618,000	3,650,249
Class F, 4% 6/15/45 (b)		4,494,000	3,570,899
Class G 4% 6/15/45 (b)		4,957,000	3,047,527
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,254,192
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (c)		1,827,000	1,849,893
Class F, 5.01% 7/15/42 (c)		811,000	818,436
Series 2011-C3:
Class E, 5.8007% 2/15/46 (b)(c)		2,903,000	2,946,157
Class H, 4.409% 2/15/46 (b)(c)		3,147,000	2,221,794
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		6,160,000	6,361,184
Class F, 3.873% 7/15/46 (b)		555,000	463,855
Class H, 3.873% 7/15/46 (b)		3,221,000	2,229,240
Class NR, 3.873% 7/15/46 (b)		1,588,500	944,740
Class TAC1, 7.99% 7/15/46 (b)		3,064,781	3,078,076
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,182,343
Series 2011-C5:
Class C, 5.5878% 8/15/46 (b)(c)		5,803,234	6,294,251
Class D, 5.5878% 8/15/46 (b)(c)		2,000,000	2,039,235
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		201,000	199,896
Class D, 4.4021% 4/15/46 (c)		4,395,000	4,023,135
Class E, 3.25% 4/15/46 (b)(c)		104,000	75,519
Class F, 3.25% 4/15/46 (b)(c)		7,077,000	3,989,191
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		3,858,000	3,661,419
Class E, 3.9314% 6/10/27 (b)(c)		4,173,000	3,909,115
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		5,061,000	4,921,321
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		239,275	201,707
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		5,117,000	5,024,715
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		1,013,282	852,902
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		2,459,000	2,629,897
Class E, 4.8035% 2/10/36 (b)(c)		2,478,000	2,508,428
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0051% 1/20/41 (b)(c)		1,228,000	1,231,522
Class E, 5.0051% 1/20/41 (b)(c)		1,913,000	1,756,888
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,369,500
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,434,788
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		1,396,665	1,392,601
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7513% 5/12/39 (c)		2,377,502	2,375,141
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 9.321% 1/15/37 (b)(c)(d)		17,571	903
Series 2004-C2 Class D, 7.347% 10/15/40 (b)		691,578	345,789
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,935,866
Series 2012-C6 Class D, 4.8018% 11/15/45 (b)(c)		4,361,000	4,364,631
Series 2013-C12 Class D, 4.9235% 10/15/46 (b)(c)		4,000,000	3,750,454
Series 2013-C13:
Class D, 5.0535% 11/15/46 (b)(c)		5,023,000	4,787,795
Class E, 5.0535% 11/15/46 (b)(c)		2,000,000	1,548,140
Series 2013-C7:
Class D, 4.3981% 2/15/46 (b)(c)		5,751,000	5,345,268
Class E, 4.3981% 2/15/46 (b)(c)		1,580,000	1,188,202
Series 2013-C8 Class D, 4.1969% 12/15/48 (b)(c)		2,260,000	2,050,196
Series 2013-C9:
Class C, 4.2041% 5/15/46 (c)		3,784,000	3,823,835
Class D, 4.2921% 5/15/46 (b)(c)		5,331,000	4,907,689
Series 2016-C30:
Class C, 4.2709% 9/15/49 (c)		1,722,000	1,709,091
Class D, 3% 9/15/49 (b)		1,879,000	1,406,403
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)		2,945,000	2,099,950
Series 2016-C32:
Class C, 4.296% 12/15/49		2,000,000	2,032,044
Class D, 3.396% 12/15/49 (b)		3,703,000	2,738,420
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		3,520,000	2,815,711
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6015% 3/15/45 (b)(c)		5,018,000	4,528,443
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		176,335	176,070
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		1,098,551	1,082,250
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (b)		31,813	31,616
Class N, 6.54% 3/15/32 (b)		39,157	39,174
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		1,600,000	1,588,119
Class O, 5.91% 11/15/31 (b)		1,199,225	1,037,122
Series 2004-IQ7 Class G, 5.2791% 6/15/38 (b)(c)		1,140,000	1,152,093
Series 2011-C1:
Class C, 5.6003% 9/15/47 (b)(c)		2,050,000	2,247,549
Class D, 5.6003% 9/15/47 (b)(c)		10,522,000	11,338,178
Class E, 5.6003% 9/15/47 (b)(c)		1,500,000	1,607,133
Series 2011-C2:
Class D, 5.6658% 6/15/44 (b)(c)		6,316,000	6,576,042
Class E, 5.6658% 6/15/44 (b)(c)		4,900,000	4,648,829
Class F, 5.6658% 6/15/44 (b)(c)		3,620,000	3,085,580
Series 2011-C3:
Class C, 5.3268% 7/15/49 (b)(c)		1,920,000	2,067,615
Class D, 5.3268% 7/15/49 (b)(c)		7,530,000	7,779,601
Class E, 5.3268% 7/15/49 (b)(c)		3,029,000	3,030,894
Class G, 5.3268% 7/15/49 (b)(c)		4,040,000	3,399,011
Series 2012-C4:
Class D, 5.6015% 3/15/45 (b)(c)		1,950,000	2,021,535
Class F, 3.07% 3/15/45 (b)		1,500,000	1,062,859
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		2,867,000	3,051,505
Class F, 4.4382% 9/9/32 (b)(c)		2,900,000	2,665,731
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		4,412,000	4,378,205
Series 2015-MS1:
Class C, 4.1641% 5/15/48 (c)		3,074,000	2,955,206
Class D, 4.1641% 5/15/48 (b)(c)		3,750,000	3,197,969
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		3,409,000	2,682,291
Series 2016-BNK2 Class C, 3% 11/15/49 (b)		5,410,000	4,356,155
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8267% 7/15/33 (b)(c)		808,833	841,925
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		9,506,000	9,540,474
Class F, 5% 2/5/30 (b)		3,564,000	3,523,639
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)		8,760,000	8,724,858
Class E, 6.8087% 11/15/34 (b)		2,439,000	2,332,958
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		1,217,000	1,169,774
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		2,213,413	2,236,352
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,733,679	3,335,089
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	293,152	214,173
Class K, 4.456% 9/12/38 (b)	CAD	195,000	141,098
Class L, 4.456% 9/12/38 (b)	CAD	281,000	199,272
Class M, 4.456% 9/12/38 (b)	CAD	1,134,647	777,248
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,120,955
Class G, 4.57% 4/12/23	CAD	505,000	373,465
Class H, 4.57% 4/12/23	CAD	505,000	373,278
Class J, 4.57% 4/12/23	CAD	505,000	373,091
Class K, 4.57% 4/12/23	CAD	253,000	186,821
Class L, 4.57% 4/12/23	CAD	757,000	558,286
Class M, 4.57% 4/12/23	CAD	1,864,935	1,341,798
SCG Trust Series 2013-SRP1 Class D, 4.3328% 11/15/26 (b)(c)		6,931,000	6,558,529
Starwood Retail Property Trust Series 2014-STAR Class D, 4.2439% 11/15/27 (b)(c)		5,526,000	5,300,754
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4745% 8/15/39 (c)		450,265	454,673
Series 2007-C4 Class F, 5.4745% 8/15/39 (c)		5,345,000	4,910,943
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7307% 5/10/45 (b)(c)		5,491,000	5,556,344
Class E, 5% 5/10/45 (b)(c)		2,294,000	1,933,426
Class F, 5% 5/10/45 (b)(c)		2,982,000	2,038,537
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		1,550,000	1,531,698
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)		1,000,000	990,824
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6769% 11/15/43 (b)(c)(d)		26,055,541	488,687
Series 2012-LC5 Class D, 4.9345% 10/15/45 (b)(c)		6,749,000	6,527,459
Series 2013-LC12 Class C, 4.4311% 7/15/46 (c)		3,238,000	3,280,727
Series 2015-NXS4 Class E, 3.7548% 12/15/48 (b)(c)		2,457,000	1,799,759
Series 2016-BNK1 Class D, 3% 8/15/49 (b)		1,832,000	1,478,185
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		6,557,000	4,654,895
Series 2016-LC25 Class C, 4.5845% 12/15/59 (c)		2,200,000	2,176,057
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		5,102,000	3,612,945
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		2,189,000	1,771,796
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	997,098
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,383,361
Class D, 5.813% 3/15/44 (b)(c)		3,984,000	3,669,307
Class E, 5% 3/15/44 (b)		1,510,000	1,342,401
Class F, 5% 3/15/44 (b)		2,907,350	1,993,682
Series 2011-C4:
Class D, 5.4145% 6/15/44 (b)(c)		1,940,000	1,978,722
Class E, 5.4145% 6/15/44 (b)(c)		2,554,000	2,469,930
Series 2011-C5:
Class C, 5.8614% 11/15/44 (b)(c)		1,670,000	1,844,587
Class D, 5.8614% 11/15/44 (b)(c)		3,575,000	3,827,665
Class E, 5.8614% 11/15/44 (b)(c)		4,450,655	4,569,793
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	3,959,214
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,212,814
Series 2012-C10:
Class E, 4.6014% 12/15/45 (b)(c)		5,765,000	4,289,660
Class F, 4.6014% 12/15/45 (b)(c)		7,537,000	4,031,451
Series 2012-C6 Class D, 5.7606% 4/15/45 (b)(c)		3,250,000	3,274,199
Series 2012-C7:
Class C, 4.9881% 6/15/45 (c)		3,793,000	3,844,149
Class E, 4.9881% 6/15/45 (b)(c)		4,374,000	3,703,047
Class F, 4.5% 6/15/45 (b)		1,765,000	1,289,535
Class G, 4.5% 6/15/45 (b)		5,063,750	3,115,427
Series 2012-C8:
Class D, 5.0634% 8/15/45 (b)(c)		1,000,000	996,247
Class E, 5.0634% 8/15/45 (b)(c)		1,400,000	1,359,430
Series 2013-C11:
Class D, 4.3468% 3/15/45 (b)(c)		2,240,000	2,036,549
Class E, 4.3468% 3/15/45 (b)(c)		6,000,000	4,532,474
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,665,186
Series 2013-C16 Class D, 5.147% 9/15/46 (b)(c)		801,000	772,747
Series 2013-UBS1 Class D, 4.7801% 3/15/46 (b)(c)		3,168,000	2,974,709
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.7142% 11/15/29 (b)(c)		4,379,481	4,390,486
Class G, 4.0139% 11/15/29 (b)(c)		1,867,968	1,833,384
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		1,218,000	957,696
Class PR2, 3.6332% 6/5/35 (b)(c)		5,227,000	3,795,978
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $823,017,992)			833,971,124
		Shares	Value

Common Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Store Capital Corp.
(Cost $2,042,875)		100,000	2,038,000

Preferred Stocks - 3.5%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		64,000	2,278,400
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%		84,700	2,181,872

TOTAL CONVERTIBLE PREFERRED STOCKS			4,460,272

Nonconvertible Preferred Stocks - 3.1%
Diversified Financial Services - 0.2%
American Homes 4 Rent Series D, 6.50%		103,400	2,647,040
Homebuilders/Real Estate - 2.9%
Annaly Capital Management, Inc.:
Series A, 7.875%		108,781	2,820,691
Series C, 7.625%		48,000	1,213,920
CBL & Associates Properties, Inc. Series D, 7.375%		129,000	2,927,010
Cedar Shopping Centers, Inc. Series B, 7.25%		30,000	752,700
Corporate Office Properties Trust Series L, 7.375%		71,383	1,807,418
CYS Investments, Inc. Series B, 7.50%		80,500	1,952,125
DDR Corp. Series K, 6.25%		90,662	2,265,643
Equity Lifestyle Properties, Inc. Series C, 6.75%		161,628	4,139,293
MFA Financial, Inc. Series B, 7.50%		96,700	2,456,180
Public Storage:
Series F 5.15%		47,700	1,184,391
Series S, 5.90%		50,000	1,266,000
Retail Properties America, Inc. Series A, 7.00%		135,649	3,430,563
Sun Communities, Inc. Series A, 7.125%		149,435	3,824,042
Taubman Centers, Inc. Series J, 6.50%		66,277	1,683,436
			31,723,412

TOTAL NONCONVERTIBLE PREFERRED STOCKS			34,370,452

TOTAL PREFERRED STOCKS
(Cost $37,225,850)			38,830,724
		Principal Amount	Value

Bank Loan Obligations - 4.3%
Diversified Financial Services - 0.5%
Extell Boston 5.154% 8/31/21 (c)		5,033,890	5,053,522
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 5LN, term loan 4.4013% 12/21/22 (c)		4,213,615	4,241,256
Homebuilders/Real Estate - 1.9%
Americold Realty Operating Partnership LP Tranche B, term loan 4.7947% 12/1/22 (c)		3,758,898	3,798,855
Capital Automotive LP:
Trahche B 1LN, term loan 4.0294% 3/24/24 (c)		685,000	690,350
Tranch 2LN, term loan 7.0294% 3/24/25 (c)		3,675,000	3,748,500
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.3431% 11/4/21 (c)		2,400,567	2,406,016
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (c)		5,134,838	5,192,605
Simply Storage Management LLC 8.2375% 9/6/21 (c)		5,530,000	5,530,000

TOTAL HOMEBUILDERS/REAL ESTATE			21,366,326

Hotels - 1.3%
ESH Hospitality, Inc. Tranche B, term loan 3.5447% 8/30/23 (c)		2,145,181	2,156,636
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3.0236% 10/25/23 (c)		4,869,297	4,896,419
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (c)		5,859,485	5,890,013
Playa Resorts Holding BV Tranche B, term loan 4.1704% 4/27/24 (c)		575,000	576,029
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.44% 5/11/24 (c)		1,185,000	1,190,190

TOTAL HOTELS			14,709,287

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (c)		2,320,656	2,289,722
TOTAL BANK LOAN OBLIGATIONS
(Cost $47,327,797)			47,660,113

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)		3,000,000	1,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)		3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)			1,810
		Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.86% (f)
(Cost $94,448,687)		94,428,646	94,447,532
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,098,222,960)			1,097,900,660
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,750,701
NET ASSETS - 100%			$1,099,651,361

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $788,678,443 or 71.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,238 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$77,917
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.8892% 12/25/42	3/25/03	$132,073
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.3523% 6/25/43	9/29/03	$79,512
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.3523% 6/25/43	9/29/03	$8,199

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$227,688
Total	$227,688

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$8,442,916	$8,442,916	$--	$--
Real Estate	32,425,808	32,425,808	--	--
Corporate Bonds	50,224,866	--	50,224,866	--
Asset-Backed Securities	18,471,869	--	17,434,348	1,037,521
Collateralized Mortgage Obligations	12,254,622	--	11,977,903	276,719
Commercial Mortgage Securities	833,971,124	--	829,144,508	4,826,616
Bank Loan Obligations	47,660,113	--	42,130,113	5,530,000
Preferred Securities	1,810	--	--	1,810
Money Market Funds	94,447,532	94,447,532	--	--
Total Investments in Securities:	$1,097,900,660	$135,316,256	$950,911,738	$11,672,666

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$26,457,073
Net Realized Gain (Loss) on Investment Securities	(525,802)
Net Unrealized Gain (Loss) on Investment Securities	774,801
Cost of Purchases	--
Proceeds of Sales	(3,752,622)
Amortization/Accretion	113,062
Transfers into Level 3	3,007,944
Transfers out of Level 3	(21,247,840)
Ending Balance	$4,826,616
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$176,507
Other Investments in Securities
Beginning Balance	$6,283,231
Net Realized Gain (Loss) on Investment Securities	(32,978)
Net Unrealized Gain (Loss) on Investment Securities	840,466
Cost of Purchases	363,224
Proceeds of Sales	(98,525)
Amortization/Accretion	(324,192)
Transfers into Level 3	13,631
Transfers out of Level 3	(198,807)
Ending Balance	$6,846,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$840,469

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,003,774,273)	$1,003,453,128
Fidelity Central Funds (cost $94,448,687)	94,447,532
Total Investments (cost $1,098,222,960)		$1,097,900,660
Cash		478,832
Receivable for investments sold		2,233
Dividends receivable		121,744
Interest receivable		4,556,834
Distributions receivable from Fidelity Central Funds		58,704
Prepaid expenses		340
Total assets		1,103,119,347
Liabilities
Payable for investments purchased	$2,374,542
Distributions payable	230,674
Accrued management fee	635,285
Other affiliated payables	50,888
Other payables and accrued expenses	176,597
Total liabilities		3,467,986
Net Assets		$1,099,651,361
Net Assets consist of:
Paid in capital		$1,128,737,198
Undistributed net investment income		3,090,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,853,852)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(322,161)
Net Assets, for 127,412,397 shares outstanding		$1,099,651,361
Net Asset Value, offering price and redemption price per share ($1,099,651,361 ÷ 127,412,397 shares)		$8.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017
Investment Income
Dividends		$1,588,146
Interest		29,962,943
Income from Fidelity Central Funds		227,688
Total income		31,778,777
Expenses
Management fee	$3,725,436
Transfer agent fees	78,823
Accounting fees and expenses	220,248
Custodian fees and expenses	12,963
Independent trustees' fees and expenses	2,094
Audit	177,630
Legal	5,371
Miscellaneous	5,115
Total expenses before reductions	4,227,680
Expense reductions	(4,710)	4,222,970
Net investment income (loss)		27,555,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	782,258
Fidelity Central Funds	5,081
Foreign currency transactions	(50,862)
Total net realized gain (loss)		736,477
Change in net unrealized appreciation (depreciation) on: Investment securities	11,682,553
Assets and liabilities in foreign currencies	102
Total change in net unrealized appreciation (depreciation)		11,682,655
Net gain (loss)		12,419,132
Net increase (decrease) in net assets resulting from operations		$39,974,939

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,555,807	$54,135,570
Net realized gain (loss)	736,477	(1,612,440)
Change in net unrealized appreciation (depreciation)	11,682,655	(39,373,181)
Net increase (decrease) in net assets resulting from operations	39,974,939	13,149,949
Distributions to shareholders from net investment income	(25,345,106)	(47,734,877)
Share transactions
Proceeds from sales of shares	54,867,000	152,302,000
Reinvestment of distributions	23,942,968	44,613,666
Cost of shares redeemed	(27,019,960)	(181,272,137)
Net increase (decrease) in net assets resulting from share transactions	51,790,008	15,643,529
Total increase (decrease) in net assets	66,419,841	(18,941,399)
Net Assets
Beginning of period	1,033,231,520	1,052,172,919
End of period	$1,099,651,361	$1,033,231,520
Other Information
Undistributed net investment income end of period	$3,090,176	$879,475
Shares
Sold	6,384,385	17,689,948
Issued in reinvestment of distributions	2,788,003	5,176,977
Redeemed	(3,149,847)	(21,071,193)
Net increase (decrease)	6,022,541	1,795,732

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate High Income Fund

	Six months endedMay 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.51	$8.80	$8.99	$8.77	$8.72	$7.87
Income from Investment Operations
Net investment income (loss)A	.225	.451	.539	.560	.542	.537
Net realized and unrealized gain (loss)	.102	(.343)	(.190)	.205	.048	.898
Total from investment operations	.327	.108	.349	.765	.590	1.435
Distributions from net investment income	(.207)	(.398)	(.462)	(.495)	(.505)	(.574)
Distributions from net realized gain	–	–	(.050)	(.050)	(.035)	(.011)
Tax return of capital	–	–	(.027)	–	–	–
Total distributions	(.207)	(.398)	(.539)	(.545)	(.540)	(.585)
Net asset value, end of period	$8.63	$8.51	$8.80	$8.99	$8.77	$8.72
Total ReturnB,C	3.88%	1.26%	3.96%	8.98%	6.96%	18.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.81%F	.80%	.80%	.81%	.83%	.81%
Expenses net of fee waivers, if any	.81%F	.80%	.80%	.81%	.83%	.81%
Expenses net of all reductions	.81%F	.80%	.80%	.81%	.83%	.81%
Net investment income (loss)	5.26%F	5.23%	6.05%	6.31%	6.18%	6.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,099,651	$1,033,232	$1,052,173	$953,814	$877,459	$902,714
Portfolio turnover rateG	20%F	19%	20%	20%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$40,809,192
Gross unrealized depreciation	(41,061,623)
Net unrealized appreciation (depreciation) on securities	$(252,431)
Tax cost	$1,098,153,091

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(12,497,160)
2019	(15,362,164)
Total with expiration	$(27,859,324)
No expiration
Short-term	$(1,645,063)
Long-term	(3,728,983)
Total no expiration	$(5,374,046)
Total capital loss carryforward	$(33,233,370)

The Fund elected to defer to its next fiscal year approximately $30,299 of capital losses recognized during the period November 1, 2016 to November 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $101,373,567 and $96,670,417, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,771 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,627.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,083.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of approximately 34% of the total outstanding shares of the Fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) as of May 31, 2017, the results of its operations for the for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Real Estate High Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 20, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.81%	$1,000.00	$1,038.80	$4.12
Hypothetical-C		$1,000.00	$1,020.89	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

REHI-SANN-0717
1.723505.118

Fidelity® Stock Selector Mid Cap Fund Semi-Annual Report May 31, 2017 Fidelity® Stock Selector Mid Cap Fund is a class of Fidelity Advisor® Stock Selector Mid Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Huntington Bancshares, Inc.	1.7	1.8
Capital One Financial Corp.	1.6	2.0
AECOM	1.6	0.0
Steel Dynamics, Inc.	1.5	1.5
American Airlines Group, Inc.	1.2	0.4
SLM Corp.	1.2	1.3
Jabil Circuit, Inc.	1.1	0.9
NVR, Inc.	1.1	0.8
AMETEK, Inc.	1.1	1.2
Packaging Corp. of America	1.0	0.0
	13.1

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	17.1
Financials	15.6	16.7
Consumer Discretionary	12.8	12.4
Industrials	12.5	13.6
Real Estate	9.9	10.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks and Equity Futures	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 7.4%

As of November 30, 2016 *
Stocks and Equity Futures	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 7.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.5%
Gentex Corp.	585,000	$11,103
Distributors - 0.4%
LKQ Corp. (a)	301,900	9,507
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	115,300	9,040
ServiceMaster Global Holdings, Inc. (a)	463,656	17,526
		26,566
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	262,900	9,796
Brinker International, Inc. (b)	168,500	6,610
DineEquity, Inc.	84,800	3,880
Hilton, Inc.	164,000	10,901
U.S. Foods Holding Corp.	187,500	5,618
		36,805
Household Durables - 1.1%
NVR, Inc. (a)	10,900	24,878
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. (Venture Group) Series A (a)	123,040	6,631
Media - 3.5%
Cinemark Holdings, Inc.	388,500	15,373
Discovery Communications, Inc. Class A (a)	151,000	4,002
Interpublic Group of Companies, Inc.	388,600	9,688
Liberty Broadband Corp. Class A (a)	124,800	11,014
Liberty Media Corp. Liberty Media Class A (a)(b)	259,700	8,284
Lions Gate Entertainment Corp. Class B (a)	240,610	6,085
Omnicom Group, Inc.	133,300	11,160
Scripps Networks Interactive, Inc. Class A	121,300	8,032
The Madison Square Garden Co. (a)	21,000	4,104
		77,742
Multiline Retail - 1.3%
Dollar General Corp.	217,000	15,926
Dollar Tree, Inc. (a)	168,200	13,069
		28,995
Specialty Retail - 2.0%
AutoZone, Inc. (a)	21,600	13,088
Foot Locker, Inc.	118,200	7,022
GameStop Corp. Class A	98,617	2,183
L Brands, Inc.	75,000	3,870
Ross Stores, Inc.	275,200	17,591
		43,754
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	99,800	10,574
VF Corp.	183,900	9,894
		20,468

TOTAL CONSUMER DISCRETIONARY		286,449

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Coca-Cola European Partners PLC	201,400	8,265
Dr. Pepper Snapple Group, Inc.	58,600	5,439
Molson Coors Brewing Co. Class B	121,600	11,526
		25,230
Food Products - 1.5%
Hostess Brands, Inc. Class A (a)	671,010	10,562
Lamb Weston Holdings, Inc.	218,300	10,131
Mead Johnson Nutrition Co. Class A	17,000	1,520
Pinnacle Foods, Inc.	92,200	5,745
The J.M. Smucker Co.	37,800	4,833
		32,791
Household Products - 0.8%
Church & Dwight Co., Inc.	126,600	6,540
Energizer Holdings, Inc.	167,800	8,994
Spectrum Brands Holdings, Inc.	26,300	3,536
		19,070
Personal Products - 0.2%
Coty, Inc. Class A	236,200	4,474

TOTAL CONSUMER STAPLES		81,565

ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	135,400	6,716
Nabors Industries Ltd.	805,300	7,087
Oil States International, Inc. (a)	247,000	7,225
		21,028
Oil, Gas & Consumable Fuels - 2.0%
Cimarex Energy Co.	54,800	5,894
Energen Corp. (a)	226,200	12,902
HollyFrontier Corp.	394,500	9,429
PDC Energy, Inc. (a)	83,100	4,127
Whiting Petroleum Corp. (a)	517,600	3,654
WPX Energy, Inc. (a)	895,000	9,684
		45,690

TOTAL ENERGY		66,718

FINANCIALS - 15.6%
Banks - 4.2%
CIT Group, Inc.	253,936	11,440
Huntington Bancshares, Inc.	3,014,106	37,796
Signature Bank (a)	46,500	6,650
SVB Financial Group (a)	114,700	19,556
Synovus Financial Corp.	390,427	15,961
The Jammu & Kashmir Bank Ltd.	2,435,385	3,084
		94,487
Capital Markets - 3.2%
CBOE Holdings, Inc.	256,000	22,111
E*TRADE Financial Corp. (a)	333,900	11,556
Legg Mason, Inc.	237,800	8,768
MSCI, Inc.	167,000	16,989
Virtu Financial, Inc. Class A (b)	744,000	12,127
		71,551
Consumer Finance - 3.5%
Capital One Financial Corp.	472,600	36,352
OneMain Holdings, Inc. (a)	713,980	16,107
SLM Corp. (a)	2,433,016	25,279
		77,738
Diversified Financial Services - 1.5%
Bioverativ, Inc.	310,000	17,078
On Deck Capital, Inc. (a)(b)	1,189,658	4,211
Valvoline, Inc.	497,729	11,134
		32,423
Insurance - 2.1%
Arthur J. Gallagher & Co.	395,800	22,454
Direct Line Insurance Group PLC	2,311,558	10,382
Employers Holdings, Inc.	117,906	4,722
FNF Group	239,700	10,214
		47,772
Mortgage Real Estate Investment Trusts - 0.5%
Redwood Trust, Inc.	675,500	11,429
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	181,300	6,576
LIC Housing Finance Ltd.	680,966	7,749
		14,325

TOTAL FINANCIALS		349,725

HEALTH CARE - 7.5%
Biotechnology - 0.6%
Puma Biotechnology, Inc. (a)	55,000	4,208
Vertex Pharmaceuticals, Inc. (a)	77,000	9,517
		13,725
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	440,000	11,893
DexCom, Inc. (a)	125,000	8,355
Insulet Corp. (a)	188,000	7,890
NxStage Medical, Inc. (a)	380,000	8,231
The Spectranetics Corp. (a)	330,000	8,910
Wright Medical Group NV (a)	420,000	11,222
		56,501
Health Care Providers & Services - 1.8%
American Renal Associates Holdings, Inc. (a)	510,000	8,262
Envision Healthcare Corp. (a)	95,000	5,188
MEDNAX, Inc. (a)	28,000	1,520
Premier, Inc. (a)	248,100	8,564
Teladoc, Inc. (a)	400,000	12,240
Tenet Healthcare Corp. (a)(b)	280,000	4,631
		40,405
Health Care Technology - 0.4%
Evolent Health, Inc. (a)	344,000	7,895
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	124,000	7,482
Bio-Rad Laboratories, Inc. Class A (a)	69,000	15,420
		22,902
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	484,000	17,197
Jazz Pharmaceuticals PLC (a)	70,000	10,189
		27,386

TOTAL HEALTH CARE		168,814

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	1,039,436	22,764
Axon Enterprise, Inc. (a)(b)	463,000	11,117
		33,881
Airlines - 1.7%
American Airlines Group, Inc.	563,800	27,294
JetBlue Airways Corp. (a)	493,000	11,053
		38,347
Building Products - 0.8%
Allegion PLC	223,510	17,575
Commercial Services & Supplies - 0.5%
Aggreko PLC	895,000	9,969
Construction & Engineering - 2.1%
AECOM (a)	1,085,537	34,857
KBR, Inc.	903,626	12,316
		47,173
Electrical Equipment - 2.5%
AMETEK, Inc.	404,272	24,669
Fortive Corp.	274,100	17,118
Sensata Technologies Holding BV (a)	375,400	15,177
		56,964
Machinery - 1.3%
Allison Transmission Holdings, Inc.	250,963	9,717
IDEX Corp.	82,658	8,966
WABCO Holdings, Inc. (a)	88,000	10,720
		29,403
Road & Rail - 0.8%
CSX Corp.	183,700	9,951
Norfolk Southern Corp.	69,400	8,608
		18,559
Trading Companies & Distributors - 1.3%
MRC Global, Inc. (a)	1,195,085	21,571
Nexeo Solutions, Inc. (a)	920,700	8,102
		29,673

TOTAL INDUSTRIALS		281,544

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	310,100	11,471
F5 Networks, Inc. (a)	30	4
		11,475
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	153,100	11,573
IPG Photonics Corp. (a)	48,600	6,757
Jabil Circuit, Inc.	832,600	24,911
Keysight Technologies, Inc. (a)	23,500	908
Largan Precision Co. Ltd.	82,000	12,922
		57,071
Internet Software & Services - 0.9%
Stamps.com, Inc. (a)	144,700	19,954
Velti PLC (a)(c)	215,084	1
		19,955
IT Services - 5.4%
Capgemini SA	134,800	13,956
Cognizant Technology Solutions Corp. Class A	201,200	13,462
DXC Technology Co.	83,100	6,442
EPAM Systems, Inc. (a)	179,200	15,031
FleetCor Technologies, Inc. (a)	63,400	9,148
Global Payments, Inc.	146,900	13,458
Jack Henry & Associates, Inc.	102,000	10,833
Leidos Holdings, Inc.	339,300	18,852
Maximus, Inc.	151,100	9,380
Reply SpA	54,636	10,802
		121,364
Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic, Inc. (a)	25,700	1,695
Dialog Semiconductor PLC (a)	290,300	13,858
Integrated Device Technology, Inc. (a)	255,800	6,543
KLA-Tencor Corp.	137,000	14,248
Lam Research Corp.	90,900	14,105
Maxim Integrated Products, Inc.	94,100	4,498
ON Semiconductor Corp. (a)	650,400	10,068
Qorvo, Inc. (a)	181,900	14,179
Skyworks Solutions, Inc.	94,600	10,068
		89,262
Software - 4.0%
ANSYS, Inc. (a)	64,200	8,110
CDK Global, Inc.	350,600	21,548
Fair Isaac Corp.	43,800	5,811
Parametric Technology Corp. (a)	371,400	21,385
Tableau Software, Inc. (a)	206,700	12,817
Ultimate Software Group, Inc. (a)	93,000	20,529
		90,200

TOTAL INFORMATION TECHNOLOGY		389,327

MATERIALS - 7.5%
Chemicals - 4.0%
Ashland Global Holdings, Inc.	181,300	12,064
Axalta Coating Systems (a)	372,500	11,659
Olin Corp.	588,300	17,261
PPG Industries, Inc.	75,800	8,062
RPM International, Inc.	326,000	17,679
The Chemours Co. LLC	352,900	14,112
W.R. Grace & Co.	140,897	10,101
		90,938
Containers & Packaging - 2.0%
Greif, Inc. Class A	81,900	4,869
Packaging Corp. of America	231,900	23,691
Sealed Air Corp.	185,400	8,235
Silgan Holdings, Inc.	257,400	8,188
		44,983
Metals & Mining - 1.5%
Steel Dynamics, Inc.	967,400	32,882

TOTAL MATERIALS		168,803

REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Altisource Residential Corp. Class B	671,221	9,223
CareTrust (REIT), Inc.	761,700	13,901
Communications Sales & Leasing, Inc.	289,200	7,233
CoreSite Realty Corp.	60,200	6,338
Corporate Office Properties Trust (SBI)	591,200	19,941
Corrections Corp. of America	371,096	10,669
DCT Industrial Trust, Inc.	249,390	13,145
Duke Realty Corp.	709,000	20,327
Equity Lifestyle Properties, Inc.	152,000	12,829
Extra Space Storage, Inc.	73,200	5,671
Healthcare Realty Trust, Inc.	590,300	19,633
Hudson Pacific Properties, Inc.	527,100	17,268
InfraReit, Inc.	129,223	2,493
Outfront Media, Inc.	324,000	7,403
Potlatch Corp.	140,700	6,437
SBA Communications Corp. Class A (a)	21,870	3,022
Taubman Centers, Inc.	144,200	8,818
Urban Edge Properties	275,068	6,558
VEREIT, Inc.	1,553,700	12,849
		203,758
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	207,250	7,229
Invitation Homes, Inc.	487,500	10,491
		17,720

TOTAL REAL ESTATE		221,478

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	50,150	3,381
UTILITIES - 5.4%
Electric Utilities - 2.3%
Great Plains Energy, Inc.	698,800	20,077
OGE Energy Corp.	554,526	19,758
PNM Resources, Inc.	202,200	7,785
Westar Energy, Inc.	81,500	4,315
		51,935
Gas Utilities - 1.5%
Atmos Energy Corp.	217,040	18,082
National Fuel Gas Co. (b)	194,111	11,018
South Jersey Industries, Inc.	153,700	5,596
		34,696
Multi-Utilities - 1.6%
Avangrid, Inc.	275,800	12,530
Black Hills Corp.	243,705	16,947
MDU Resources Group, Inc.	195,705	5,329
		34,806

TOTAL UTILITIES		121,437

TOTAL COMMON STOCKS
(Cost $1,885,283)		2,139,241
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.79% to 0.8% 7/6/17 to 7/20/17 (d)
(Cost $1,808)	1,810	1,808
	Shares	Value (000s)

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.86% (e)	104,637,527	$104,658
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	29,928,248	29,931
TOTAL MONEY MARKET FUNDS
(Cost $134,587)		134,589
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $2,021,678)		2,275,638
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(32,173)
NET ASSETS - 100%		$2,243,465

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
163 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	28,036	$135

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,159,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Securities Lending Cash Central Fund	61
Total	$315

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$286,449	$286,449	$--	$--
Consumer Staples	81,565	81,565	--	--
Energy	66,718	66,718	--	--
Financials	349,725	349,725	--	--
Health Care	168,814	168,814	--	--
Industrials	281,544	281,544	--	--
Information Technology	389,327	389,327	--	--
Materials	168,803	168,803	--	--
Real Estate	221,478	221,478	--	--
Telecommunication Services	3,381	3,381	--	--
Utilities	121,437	121,437	--	--
U.S. Government and Government Agency Obligations	1,808	--	1,808	--
Money Market Funds	134,589	134,589	--	--
Total Investments in Securities:	$2,275,638	$2,273,830	$1,808	$--
Derivative Instruments:
Assets
Futures Contracts	$135	$135	$--	$--
Total Assets	$135	$135	$--	$--
Total Derivative Instruments:	$135	$135	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$135	$0
Total Equity Risk	135	0
Total Value of Derivatives	$135	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,903) — See accompanying schedule: Unaffiliated issuers (cost $1,887,091)	$2,141,049
Fidelity Central Funds (cost $134,587)	134,589
Total Investments (cost $2,021,678)		$2,275,638
Foreign currency held at value (cost $19)		19
Receivable for investments sold		27,009
Receivable for fund shares sold		1,160
Dividends receivable		2,047
Interest receivable		6
Distributions receivable from Fidelity Central Funds		84
Prepaid expenses		1
Other receivables		30
Total assets		2,305,994
Liabilities
Payable to custodian bank	$2,066
Payable for investments purchased	25,174
Payable for fund shares redeemed	3,669
Accrued management fee	726
Distribution and service plan fees payable	478
Payable for daily variation margin for derivative instruments	7
Other affiliated payables	436
Other payables and accrued expenses	43
Collateral on securities loaned	29,930
Total liabilities		62,529
Net Assets		$2,243,465
Net Assets consist of:
Paid in capital		$1,976,571
Undistributed net investment income		1,828
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,979
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,087
Net Assets		$2,243,465
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($553,946 ÷ 15,340.49 shares)		$36.11
Maximum offering price per share (100/94.25 of $36.11)		$38.31
Class M:
Net Asset Value and redemption price per share ($582,304 ÷ 16,046.58 shares)		$36.29
Maximum offering price per share (100/96.50 of $36.29)		$37.61
Class C:
Net Asset Value and offering price per share ($140,951 ÷ 4,262.70 shares)(a)		$33.07
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($363,581 ÷ 9,664.11 shares)		$37.62
Class I:
Net Asset Value, offering price and redemption price per share ($602,372 ÷ 15,987.49 shares)		$37.68
Class Z:
Net Asset Value, offering price and redemption price per share ($311 ÷ 8.25 shares)		$37.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$12,580
Interest		9
Income from Fidelity Central Funds		315
Total income		12,904
Expenses
Management fee
Basic fee	$5,821
Performance adjustment	(2,096)
Transfer agent fees	2,144
Distribution and service plan fees	2,903
Accounting and security lending fees	324
Custodian fees and expenses	44
Independent trustees' fees and expenses	4
Registration fees	99
Audit	32
Legal	7
Miscellaneous	10
Total expenses before reductions	9,292
Expense reductions	(146)	9,146
Net investment income (loss)		3,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,501
Fidelity Central Funds	2
Foreign currency transactions	10
Futures contracts	758
Total net realized gain (loss)		102,271
Change in net unrealized appreciation (depreciation) on: Investment securities	87,053
Assets and liabilities in foreign currencies	5
Futures contracts	55
Total change in net unrealized appreciation (depreciation)		87,113
Net gain (loss)		189,384
Net increase (decrease) in net assets resulting from operations		$193,142

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,758	$12,537
Net realized gain (loss)	102,271	(88,889)
Change in net unrealized appreciation (depreciation)	87,113	160,670
Net increase (decrease) in net assets resulting from operations	193,142	84,318
Distributions to shareholders from net investment income	(10,708)	(3,959)
Distributions to shareholders from net realized gain	(333)	(39,216)
Total distributions	(11,041)	(43,175)
Share transactions - net increase (decrease)	38,422	(421,318)
Total increase (decrease) in net assets	220,523	(380,175)
Net Assets
Beginning of period	2,022,942	2,403,117
End of period	$2,243,465	$2,022,942
Other Information
Undistributed net investment income end of period	$1,828	$8,778

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.13	$32.01	$31.80	$28.37	$22.16	$19.15
Income from Investment Operations
Net investment income (loss)A	.07	.20	.08	.08	.10	.09
Net realized and unrealized gain (loss)	3.11	1.49	.13	3.36	6.29	3.02
Total from investment operations	3.18	1.69	.21	3.44	6.39	3.11
Distributions from net investment income	(.19)	(.04)	–	(.01)	(.14)	(.10)
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.20)	(.57)	–	(.01)	(.18)	(.10)
Net asset value, end of period	$36.11	$33.13	$32.01	$31.80	$28.37	$22.16
Total ReturnB,C,D	9.62%	5.49%	.66%	12.11%	29.07%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.88%	.98%	1.05%	.95%	.94%
Expenses net of fee waivers, if any	.84%G	.88%	.98%	1.05%	.95%	.94%
Expenses net of all reductions	.83%G	.88%	.97%	1.05%	.92%	.94%
Net investment income (loss)	.38%G	.64%	.24%	.26%	.39%	.41%
Supplemental Data
Net assets, end of period (in millions)	$554	$546	$593	$652	$692	$593
Portfolio turnover rateH	93%G	98%	109%	89%	79%I	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.25	$32.16	$32.02	$28.63	$22.36	$19.30
Income from Investment Operations
Net investment income (loss)A	.02	.13	–	.01	.04	.05
Net realized and unrealized gain (loss)	3.13	1.49	.14	3.38	6.36	3.05
Total from investment operations	3.15	1.62	.14	3.39	6.40	3.10
Distributions from net investment income	(.11)	–	–	–	(.09)	(.04)
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.11)B	(.53)	–	–	(.13)	(.04)
Net asset value, end of period	$36.29	$33.25	$32.16	$32.02	$28.63	$22.36
Total ReturnC,D,E	9.50%	5.22%	.44%	11.84%	28.80%	16.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.12%	1.22%	1.28%	1.16%	1.14%
Expenses net of fee waivers, if any	1.08%H	1.12%	1.21%	1.28%	1.16%	1.14%
Expenses net of all reductions	1.07%H	1.11%	1.21%	1.27%	1.13%	1.13%
Net investment income (loss)	.14%H	.41%	.01%	.03%	.17%	.22%
Supplemental Data
Net assets, end of period (in millions)	$582	$591	$681	$794	$817	$755
Portfolio turnover rateI	93%H	98%	109%	89%	79%J	72%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.28	$29.48	$29.51	$26.52	$20.73	$17.95
Income from Investment Operations
Net investment income (loss)A	(.06)	(.03)	(.15)	(.14)	(.09)	(.06)
Net realized and unrealized gain (loss)	2.85	1.36	.12	3.13	5.91	2.84
Total from investment operations	2.79	1.33	(.03)	2.99	5.82	2.78
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	–	(.53)	–	–	(.01)	–
Total distributions	–	(.53)	–	–	(.03)	–
Net asset value, end of period	$33.07	$30.28	$29.48	$29.51	$26.52	$20.73
Total ReturnB,C,D	9.21%	4.71%	(.10)%	11.27%	28.09%	15.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.63%	1.74%	1.80%	1.69%	1.68%
Expenses net of fee waivers, if any	1.60%G	1.63%	1.73%	1.80%	1.69%	1.68%
Expenses net of all reductions	1.59%G	1.63%	1.73%	1.80%	1.67%	1.68%
Net investment income (loss)	(.38)%G	(.11)%	(.51)%	(.49)%	(.36)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$141	$140	$155	$172	$172	$141
Portfolio turnover rateH	93%G	98%	109%	89%	79%I	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$34.53	$33.34	$33.14	$29.56	$23.14	$21.20
Income from Investment Operations
Net investment income (loss)B	.11	.28	.16	.16	.17	.09
Net realized and unrealized gain (loss)	3.24	1.55	.14	3.49	6.54	1.85
Total from investment operations	3.35	1.83	.30	3.65	6.71	1.94
Distributions from net investment income	(.26)	(.12)	(.10)	(.07)	(.25)	–
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.26)C	(.64)D	(.10)	(.07)	(.29)	–
Net asset value, end of period	$37.62	$34.53	$33.34	$33.14	$29.56	$23.14
Total ReturnE,F	9.76%	5.73%	.90%	12.38%	29.36%	9.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.64%	.75%	.81%	.71%	.59%I
Expenses net of fee waivers, if any	.62%I	.64%	.74%	.81%	.71%	.59%I
Expenses net of all reductions	.61%I	.63%	.74%	.81%	.69%	.58%I
Net investment income (loss)	.60%I	.89%	.48%	.50%	.62%	.86%I
Supplemental Data
Net assets, end of period (in millions)	$364	$222	$486	$553	$225	$1
Portfolio turnover rateJ	93%I	98%	109%	89%	79%K	72%

 A For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.60	$33.39	$33.22	$29.64	$23.14	$20.01
Income from Investment Operations
Net investment income (loss)A	.11	.28	.13	.16	.18	.15
Net realized and unrealized gain (loss)	3.25	1.56	.14	3.50	6.56	3.15
Total from investment operations	3.36	1.84	.27	3.66	6.74	3.30
Distributions from net investment income	(.27)	(.11)	(.10)	(.08)	(.20)	(.17)
Distributions from net realized gain	(.01)	(.53)	–	–	(.04)	–
Total distributions	(.28)	(.63)B	(.10)	(.08)	(.24)	(.17)
Net asset value, end of period	$37.68	$34.60	$33.39	$33.22	$29.64	$23.14
Total ReturnC,D	9.76%	5.75%	.80%	12.39%	29.44%	16.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.64%	.83%	.80%	.67%	.65%
Expenses net of fee waivers, if any	.60%G	.64%	.83%	.80%	.67%	.65%
Expenses net of all reductions	.59%G	.64%	.82%	.80%	.65%	.64%
Net investment income (loss)	.62%G	.88%	.39%	.51%	.66%	.71%
Supplemental Data
Net assets, end of period (in millions)	$602	$523	$479	$371	$214	$172
Portfolio turnover rateH	93%G	98%	109%	89%	79%I	72%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class Z

Six months ended (Unaudited) May 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$35.79
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	1.80
Total from investment operations	1.91
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$37.70
Total ReturnC,D	5.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.43%G
Net investment income (loss)	.90%G
Supplemental Data
Net assets, end of period (in millions)	$–
Portfolio turnover rateH	93%G

 A For the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$331,707
Gross unrealized depreciation	(82,393)
Net unrealized appreciation (depreciation) on securities	$249,314
Tax cost	$2,026,324

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(52,961)
Long-term	(33,840)
Total capital loss carryforward	$(86,801)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $758 and a change in net unrealized appreciation (depreciation) of $55 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $962,211 and $996,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$697	$1
Class M	.25%	.25%	1,491	3
Class C	.75%	.25%	715	–
			$2,903	$4

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$19
Class M	6
Class C(a)	1
$26

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$551.20
Class M	563.19
Class C	147.21
Fidelity Stock Selector Mid Cap Fund	298.23
Class I	585.20
Class Z	–(b)	.05
	$2,144

 (a) Annualized

 (b) In the amount less than five hundred dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,868. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61, including $7 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$4
Class M	4
Class C	1
Fidelity Stock Selector Mid Cap Fund	3
Class I	5
$17

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $120 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$3,079	$755
Class M	1,865	–
Fidelity Stock Selector Mid Cap Fund	1,644	1,674
Class I	4,120	1,530
Total	$10,708	$3,959
From net realized gain
Class A	$98	$9,744
Class M	105	11,098
Class B	–	166
Class C	–	2,758
Fidelity Stock Selector Mid Cap Fund	39	7,708
Class I	91	7,742
Total	$333	$39,216

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017 (a)	Year ended November 30, 2016	Six months ended May 31, 2017 (a)	Year ended November 30, 2016
Class A
Shares sold	533	1,039	$18,796	$31,500
Reinvestment of distributions	88	331	2,963	9,838
Shares redeemed	(1,760)	(3,402)	(61,748)	(104,169)
Net increase (decrease)	(1,139)	(2,032)	$(39,989)	$(62,831)
Class M
Shares sold	560	1,180	$19,670	$36,250
Reinvestment of distributions	55	356	1,885	10,639
Shares redeemed	(2,345)	(4,950)	(82,773)	(152,516)
Net increase (decrease)	(1,730)	(3,414)	$(61,218)	$(105,627)
Class B
Shares sold	–	1	$–	$31
Reinvestment of distributions	–	5	–	145
Shares redeemed	–	(331)	–	(9,046)
Net increase (decrease)	–	(325)	$–	$(8,870)
Class C
Shares sold	86	114	$2,746	$3,221
Reinvestment of distributions	–	90	–	2,469
Shares redeemed	(451)	(819)	(14,517)	(23,061)
Net increase (decrease)	(365)	(615)	$(11,771)	$(17,371)
Fidelity Stock Selector Mid Cap Fund
Shares sold	3,801	1,163	$140,563	$37,438
Reinvestment of distributions	47	300	1,639	9,281
Shares redeemed	(625)	(9,609)	(22,863)	(298,117)
Net increase (decrease)	3,223	(8,146)	$119,339	$(251,398)
Class I
Shares sold	2,421	5,294	$89,040	$166,666
Reinvestment of distributions	114	291	4,019	9,016
Shares redeemed	(1,678)	(4,795)	(61,302)	(150,903)
Net increase (decrease)	857	790	$31,757	$24,779
Class Z
Shares sold	8	–	$304	$–
Net increase (decrease)	8	–	$304	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to May 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017) for Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, and Class I and for the period (February 1, 2017 to May 31, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Class A	.84%
Actual		$1,000.00	$1,096.20	$4.39-B
Hypothetical-C		$1,000.00	$1,020.74	$4.23-D
Class M	1.08%
Actual		$1,000.00	$1,095.00	$5.64-B
Hypothetical-C		$1,000.00	$1,019.55	$5.44-D
Class C	1.60%
Actual		$1,000.00	$1,092.10	$8.35-B
Hypothetical-C		$1,000.00	$1,016.95	$8.05-D
Fidelity Stock Selector Mid Cap Fund	.62%
Actual		$1,000.00	$1,097.60	$3.24-B
Hypothetical-C		$1,000.00	$1,021.84	$3.13-D
Class I	.60%
Actual		$1,000.00	$1,097.60	$3.14-B
Hypothetical-C		$1,000.00	$1,021.94	$3.02-D
Class Z	.44%
Actual		$1,000.00	$1,053.40	$1.49-B
Hypothetical-C		$1,000.00	$1,022.74	$2.22-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund and Class I and multiplied by 120/365 (to reflect the period February 1, 2017 to May 31, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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SKD-SANN-0717
1.940902.104

Fidelity® Value Strategies Fund Class K Semi-Annual Report May 31, 2017 (A class of Fidelity Advisor® Value Strategies Fund)

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
American Tower Corp.	3.4	2.4
Edison International	3.3	3.1
Sempra Energy	3.1	3.0
U.S. Bancorp	2.4	2.6
Synchrony Financial	2.2	2.7
American Electric Power Co., Inc.	2.2	2.0
Extra Space Storage, Inc.	2.2	1.9
Jazz Pharmaceuticals PLC	2.2	1.6
Equity Lifestyle Properties, Inc.	2.0	0.8
Douglas Emmett, Inc.	1.9	0.0
	24.9

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	18.3
Real Estate	13.8	11.2
Information Technology	11.5	11.8
Industrials	11.3	10.2
Consumer Discretionary	9.7	12.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.2%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 16.7%

As of November 30, 2016*
Stocks	99.0%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 16.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 1.7%
Delphi Automotive PLC	210,377	$18,507
Diversified Consumer Services - 2.9%
Houghton Mifflin Harcourt Co. (a)	1,039,456	12,837
Service Corp. International	553,650	17,650
		30,487
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	106,867	10,792
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	169,156	3,549
Media - 3.2%
Liberty Broadband Corp. Class C (a)	105,415	9,400
Liberty Global PLC Class C (a)	249,900	7,427
Sinclair Broadcast Group, Inc. Class A (b)	347,799	11,269
Twenty-First Century Fox, Inc. Class A	238,000	6,455
		34,551
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	305,313	6,760

TOTAL CONSUMER DISCRETIONARY		104,646

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Cott Corp.	896,364	11,825
Food & Staples Retailing - 1.8%
Kroger Co.	264,700	7,883
Whole Foods Market, Inc.	326,356	11,419
		19,302
Food Products - 1.2%
Darling International, Inc. (a)	839,122	13,149

TOTAL CONSUMER STAPLES		44,276

ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	227,230	12,532
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	152,500	7,706
Boardwalk Pipeline Partners, LP	740,936	13,389
Cabot Oil & Gas Corp.	330,200	7,327
ConocoPhillips Co.	302,300	13,510
EQT Corp.	96,200	5,317
GasLog Ltd. (b)	543,261	7,035
Teekay Corp. (b)	1,472,713	8,998
Teekay Offshore Partners LP	1,330,500	4,164
		67,446

TOTAL ENERGY		79,978

FINANCIALS - 16.3%
Banks - 5.1%
PNC Financial Services Group, Inc.	91,100	10,814
U.S. Bancorp	515,484	26,233
Wells Fargo & Co.	346,470	17,718
		54,765
Capital Markets - 3.6%
Apollo Global Management LLC Class A	443,250	11,981
Legg Mason, Inc.	370,317	13,654
The Blackstone Group LP	402,800	13,244
		38,879
Consumer Finance - 4.4%
Discover Financial Services	226,200	13,278
OneMain Holdings, Inc. (a)	445,100	10,041
Synchrony Financial	886,613	23,806
		47,125
Insurance - 3.2%
Chubb Ltd.	98,682	14,130
FNF Group	481,359	20,511
		34,641

TOTAL FINANCIALS		175,410

HEALTH CARE - 7.9%
Biotechnology - 2.4%
Amgen, Inc.	79,200	12,295
United Therapeutics Corp. (a)	112,300	13,576
		25,871
Health Care Providers & Services - 2.5%
Aetna, Inc.	69,400	10,053
Envision Healthcare Corp. (a)	127,151	6,944
Laboratory Corp. of America Holdings (a)	71,578	9,949
		26,946
Pharmaceuticals - 3.0%
Jazz Pharmaceuticals PLC (a)	160,400	23,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	332,300	9,258
		32,606

TOTAL HEALTH CARE		85,423

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
KLX, Inc. (a)	265,610	12,853
Rockwell Collins, Inc.	96,300	10,502
		23,355
Airlines - 1.2%
Delta Air Lines, Inc.	265,900	13,064
Commercial Services & Supplies - 1.6%
IWG PLC	1,635,100	7,001
KAR Auction Services, Inc.	231,200	10,073
		17,074
Construction & Engineering - 1.3%
AECOM (a)	450,400	14,462
Machinery - 2.8%
Allison Transmission Holdings, Inc.	451,275	17,473
Ingersoll-Rand PLC	135,700	12,159
		29,632
Road & Rail - 0.6%
Swift Transporation Co. (a)	282,800	6,773
Trading Companies & Distributors - 1.6%
AerCap Holdings NV (a)	393,437	17,319

TOTAL INDUSTRIALS		121,679

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	346,568	12,820
Electronic Equipment & Components - 1.6%
Jabil Circuit, Inc.	102,109	3,055
TE Connectivity Ltd.	176,981	13,955
		17,010
IT Services - 7.3%
Amdocs Ltd.	169,000	10,948
Cognizant Technology Solutions Corp. Class A	268,500	17,965
DXC Technology Co.	263,400	20,419
First Data Corp. Class A (a)	881,140	15,094
Total System Services, Inc.	227,900	13,571
		77,997
Semiconductors & Semiconductor Equipment - 1.4%
Qualcomm, Inc.	267,600	15,325

TOTAL INFORMATION TECHNOLOGY		123,152

MATERIALS - 8.6%
Chemicals - 6.9%
CF Industries Holdings, Inc.	348,953	9,387
E.I. du Pont de Nemours & Co.	233,600	18,436
Eastman Chemical Co.	216,934	17,379
LyondellBasell Industries NV Class A	178,492	14,372
Westlake Chemical Corp.	239,703	14,732
		74,306
Containers & Packaging - 1.7%
Ball Corp.	254,666	10,416
Sealed Air Corp.	178,100	7,911
		18,327

TOTAL MATERIALS		92,633

REAL ESTATE - 13.8%
Equity Real Estate Investment Trusts (REITs) - 12.5%
American Tower Corp.	278,208	36,496
Douglas Emmett, Inc.	551,900	20,950
Equinix, Inc.	43,600	19,228
Equity Lifestyle Properties, Inc.	253,700	21,412
Extra Space Storage, Inc.	301,728	23,375
Outfront Media, Inc.	551,504	12,602
		134,063
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	402,400	14,036

TOTAL REAL ESTATE		148,099

UTILITIES - 8.6%
Electric Utilities - 5.5%
American Electric Power Co., Inc.	325,742	23,382
Edison International	435,971	35,562
		58,944
Multi-Utilities - 3.1%
Sempra Energy	291,888	34,002

TOTAL UTILITIES		92,946

TOTAL COMMON STOCKS
(Cost $934,096)		1,068,242
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $9,900)	18,190	6,374
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.86% (c)	2,331,345	2,332
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	24,933,416	24,936
TOTAL MONEY MARKET FUNDS
(Cost $27,268)		27,268
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $971,264)		1,101,884
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(24,933)
NET ASSETS - 100%		$1,076,951

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11
Fidelity Securities Lending Cash Central Fund	27
Total	$38

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$104,646	$104,646	$--	$--
Consumer Staples	44,276	44,276	--	--
Energy	79,978	79,978	--	--
Financials	175,410	175,410	--	--
Health Care	85,423	85,423	--	--
Industrials	121,679	121,679	--	--
Information Technology	123,152	123,152	--	--
Materials	92,633	92,633	--	--
Real Estate	148,099	148,099	--	--
Utilities	92,946	92,946	--	--
Corporate Bonds	6,374	--	6,374	--
Money Market Funds	27,268	27,268	--	--
Total Investments in Securities:	$1,101,884	$1,095,510	$6,374	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Ireland	3.4%
Netherlands	2.9%
Switzerland	2.6%
Bailiwick of Jersey	2.4%
Marshall Islands	1.2%
Canada	1.1%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,947) — See accompanying schedule: Unaffiliated issuers (cost $943,996)	$1,074,616
Fidelity Central Funds (cost $27,268)	27,268
Total Investments (cost $971,264)		$1,101,884
Receivable for investments sold		2,632
Receivable for fund shares sold		240
Dividends receivable		1,285
Interest receivable		242
Distributions receivable from Fidelity Central Funds		9
Other receivables		11
Total assets		1,106,303
Liabilities
Payable for investments purchased	$1,145
Payable for fund shares redeemed	2,517
Accrued management fee	334
Distribution and service plan fees payable	188
Other affiliated payables	197
Other payables and accrued expenses	34
Collateral on securities loaned	24,937
Total liabilities		29,352
Net Assets		$1,076,951
Net Assets consist of:
Paid in capital		$892,078
Undistributed net investment income		6,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,620
Net Assets		$1,076,951
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($201,183 ÷ 5,681.8 shares)		$35.41
Maximum offering price per share (100/94.25 of $35.41)		$37.57
Class M:
Net Asset Value and redemption price per share ($259,598 ÷ 7,002.7 shares)		$37.07
Maximum offering price per share (100/96.50 of $37.07)		$38.41
Class C:
Net Asset Value and offering price per share ($44,530 ÷ 1,430.2 shares)(a)		$31.14
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($437,687 ÷ 10,748.1 shares)		$40.72
Class K:
Net Asset Value, offering price and redemption price per share ($63,354 ÷ 1,556.7 shares)		$40.70
Class I:
Net Asset Value, offering price and redemption price per share ($70,599 ÷ 1,837.4 shares)		$38.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$11,973
Interest		1,354
Income from Fidelity Central Funds		38
Total income		13,365
Expenses
Management fee
Basic fee	$3,166
Performance adjustment	(1,210)
Transfer agent fees	1,039
Distribution and service plan fees	1,143
Accounting and security lending fees	189
Custodian fees and expenses	21
Independent trustees' fees and expenses	3
Registration fees	70
Audit	33
Legal	4
Interest	4
Miscellaneous	6
Total expenses before reductions	4,468
Expense reductions	(53)	4,415
Net investment income (loss)		8,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,986
Fidelity Central Funds	(2)
Foreign currency transactions	(3)
Total net realized gain (loss)		46,981
Change in net unrealized appreciation (depreciation) on: Investment securities	49,448
Total change in net unrealized appreciation (depreciation)		49,448
Net gain (loss)		96,429
Net increase (decrease) in net assets resulting from operations		$105,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,950	$22,186
Net realized gain (loss)	46,981	392,411
Change in net unrealized appreciation (depreciation)	49,448	(369,931)
Net increase (decrease) in net assets resulting from operations	105,379	44,666
Distributions to shareholders from net investment income	(18,090)	(15,368)
Distributions to shareholders from net realized gain	(229,818)	(316)
Total distributions	(247,908)	(15,684)
Share transactions - net increase (decrease)	(143,630)	(80,508)
Total increase (decrease) in net assets	(286,159)	(51,526)
Net Assets
Beginning of period	1,363,110	1,414,636
End of period	$1,076,951	$1,363,110
Other Information
Undistributed net investment income end of period	$6,820	$15,960

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.25	$39.01	$38.91	$36.02	$27.62	$22.71
Income from Investment Operations
Net investment income (loss)A	.26	.56	.35	.25	.23	–B
Net realized and unrealized gain (loss)	2.97	1.09	.06	2.87	8.25	5.03
Total from investment operations	3.23	1.65	.41	3.12	8.48	5.03
Distributions from net investment income	(.56)	(.40)	(.28)C	(.23)	(.08)	(.12)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.07)D	(.41)	(.31)	(.23)	(.08)	(.12)
Net asset value, end of period	$35.41	$40.25	$39.01	$38.91	$36.02	$27.62
Total ReturnE,F,G	9.06%	4.33%	1.07%	8.74%	30.77%	22.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.86%	.93%	.96%	1.04%	1.21%
Expenses net of fee waivers, if any	.85%J	.86%	.93%	.96%	1.04%	1.21%
Expenses net of all reductions	.85%J	.86%	.93%	.96%	1.03%	1.21%
Net investment income (loss)	1.46%J	1.48%	.89%	.68%	.73%	- %B
Supplemental Data
Net assets, end of period (in millions)	$201	$203	$215	$233	$243	$203
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$41.72	$40.40	$40.28	$37.28	$28.58	$23.48
Income from Investment Operations
Net investment income (loss)A	.23	.49	.28	.18	.18	(.05)B
Net realized and unrealized gain (loss)	3.09	1.14	.06	2.98	8.54	5.22
Total from investment operations	3.32	1.63	.34	3.16	8.72	5.17
Distributions from net investment income	(.46)	(.30)	(.19)C	(.16)	(.02)	(.07)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(7.97)D	(.31)	(.22)	(.16)	(.02)	(.07)
Net asset value, end of period	$37.07	$41.72	$40.40	$40.28	$37.28	$28.58
Total ReturnE,F,G	8.93%	4.11%	.86%	8.51%	30.52%	22.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.08%	1.15%	1.17%	1.23%	1.38%
Expenses net of fee waivers, if any	1.08%J	1.08%	1.14%	1.17%	1.23%	1.38%
Expenses net of all reductions	1.07%J	1.07%	1.14%	1.17%	1.22%	1.38%
Net investment income (loss)	1.24%J	1.27%	.68%	.47%	.54%	(.17)%B
Supplemental Data
Net assets, end of period (in millions)	$260	$263	$294	$324	$335	$283
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.19	$35.12	$35.07	$32.52	$25.06	$20.64
Income from Investment Operations
Net investment income (loss)A	.11	.24	.05	(.03)	(.01)	(.17)B
Net realized and unrealized gain (loss)	2.65	.97	.07	2.60	7.47	4.59
Total from investment operations	2.76	1.21	.12	2.57	7.46	4.42
Distributions from net investment income	(.30)	(.13)	(.04)C	(.02)	–	–
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(7.81)D	(.14)	(.07)	(.02)	–	–
Net asset value, end of period	$31.14	$36.19	$35.12	$35.07	$32.52	$25.06
Total ReturnE,F,G	8.67%	3.49%	.33%	7.91%	29.77%	21.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.63%J	1.63%	1.70%	1.72%	1.78%	1.95%
Expenses net of fee waivers, if any	1.63%J	1.63%	1.69%	1.72%	1.78%	1.95%
Expenses net of all reductions	1.62%J	1.63%	1.69%	1.72%	1.77%	1.95%
Net investment income (loss)	.69%J	.72%	.13%	(.08)%	(.02)%	(.75)%B
Supplemental Data
Net assets, end of period (in millions)	$45	$44	$49	$53	$54	$43
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.17	$43.72	$43.56	$40.28	$30.89	$25.37
Income from Investment Operations
Net investment income (loss)A	.36	.76	.51	.40	.37	.09B
Net realized and unrealized gain (loss)	3.37	1.21	.07	3.21	9.20	5.62
Total from investment operations	3.73	1.97	.58	3.61	9.57	5.71
Distributions from net investment income	(.66)	(.51)	(.39)C	(.33)	(.18)	(.19)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.18)	(.52)	(.42)	(.33)	(.18)	(.19)
Net asset value, end of period	$40.72	$45.17	$43.72	$43.56	$40.28	$30.89
Total ReturnD,E	9.21%	4.64%	1.35%	9.05%	31.14%	22.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.56%	.67%	.69%	.73%	.89%
Expenses net of fee waivers, if any	.56%H	.56%	.67%	.69%	.73%	.89%
Expenses net of all reductions	.56%H	.55%	.66%	.69%	.72%	.89%
Net investment income (loss)	1.75%H	1.79%	1.16%	.95%	1.03%	.31%B
Supplemental Data
Net assets, end of period (in millions)	$438	$713	$716	$786	$681	$396
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.18	$43.74	$43.57	$40.28	$30.89	$25.38
Income from Investment Operations
Net investment income (loss)A	.38	.80	.58	.47	.43	.14B
Net realized and unrealized gain (loss)	3.38	1.22	.07	3.20	9.18	5.61
Total from investment operations	3.76	2.02	.65	3.67	9.61	5.75
Distributions from net investment income	(.72)	(.57)	(.45)C	(.38)	(.22)	(.24)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.24)	(.58)	(.48)	(.38)	(.22)	(.24)
Net asset value, end of period	$40.70	$45.18	$43.74	$43.57	$40.28	$30.89
Total ReturnD,E	9.29%	4.76%	1.51%	9.21%	31.34%	22.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.51%	.53%	.58%	.71%
Expenses net of fee waivers, if any	.44%H	.44%	.51%	.53%	.58%	.71%
Expenses net of all reductions	.43%H	.43%	.51%	.53%	.57%	.71%
Net investment income (loss)	1.88%H	1.91%	1.31%	1.11%	1.18%	.50%B
Supplemental Data
Net assets, end of period (in millions)	$63	$68	$72	$97	$119	$70
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$43.07	$41.71	$41.57	$38.46	$29.51	$24.26
Income from Investment Operations
Net investment income (loss)A	.33	.70	.48	.37	.34	.08B
Net realized and unrealized gain (loss)	3.20	1.15	.08	3.06	8.79	5.37
Total from investment operations	3.53	1.85	.56	3.43	9.13	5.45
Distributions from net investment income	(.66)	(.48)	(.39)C	(.32)	(.18)	(.20)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.18)	(.49)	(.42)	(.32)	(.18)	(.20)
Net asset value, end of period	$38.42	$43.07	$41.71	$41.57	$38.46	$29.51
Total ReturnD,E	9.19%	4.57%	1.36%	9.01%	31.11%	22.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.61%	.68%	.71%	.76%	.90%
Expenses net of fee waivers, if any	.62%H	.61%	.68%	.71%	.76%	.90%
Expenses net of all reductions	.61%H	.61%	.68%	.71%	.75%	.90%
Net investment income (loss)	1.70%H	1.74%	1.14%	.93%	1.00%	.31%B
Supplemental Data
Net assets, end of period (in millions)	$71	$73	$65	$86	$74	$66
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$165,568
Gross unrealized depreciation	(35,361)
Net unrealized appreciation (depreciation) on securities	$130,207
Tax cost	$971,677

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,802 and $613,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$255	$1
Class M	.25%	.25%	663	3
Class C	.75%	.25%	225	8
			$1,143	$12

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	3
Class C(a)	1
$13

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$215.21
Class M	244.18
Class C	52.23
Fidelity Value Strategies Fund	428.17
Class K	16.05
Class I	84.22
	$1,039

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,420.84%		$3

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,859. The weighted average interest rate was 1.16%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$2,766	$2,186
Class M	2,831	2,155
Class C	357	187
Fidelity Value Strategies Fund	9,926	9,139
Class K	1,087	955
Class I	1,123	746
Total	$18,090	$15,368
From net realized gain
Class A	$37,462	$49
Class M	46,673	65
Class C	9,088	13
Fidelity Value Strategies Fund	112,547	160
Class K	11,298	15
Class I	12,750	14
Total	$229,818	$316

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	192	471	$6,787	$17,474
Reinvestment of distributions	1,127	58	37,943	2,110
Shares redeemed	(683)	(998)	(24,175)	(37,279)
Net increase (decrease)	636	(469)	$20,555	$(17,695)
Class M
Shares sold	232	349	$8,465	$13,447
Reinvestment of distributions	1,294	54	45,666	2,045
Shares redeemed	(821)	(1,385)	(30,524)	(53,890)
Net increase (decrease)	705	(982)	$23,607	$(38,398)
Class B
Shares sold	–	–	$–	$9
Shares redeemed	–	(110)	–	(3,723)
Net increase (decrease)	–	(110)	$–	$(3,714)
Class C
Shares sold	53	78	$1,654	$2,605
Reinvestment of distributions	307	6	9,116	191
Shares redeemed	(150)	(263)	(4,672)	(8,759)
Net increase (decrease)	210	(179)	$6,098	$(5,963)
Fidelity Value Strategies Fund
Shares sold	772	9,301	$33,461	$395,357
Reinvestment of distributions	2,966	182	114,742	7,409
Shares redeemed	(8,769)	(10,077)	(349,323)	(417,147)
Net increase (decrease)	(5,031)	(594)	$(201,120)	$(14,381)
Class K
Shares sold	164	480	$6,706	$20,396
Reinvestment of distributions	321	24	12,385	970
Shares redeemed	(426)	(644)	(17,009)	(27,300)
Net increase (decrease)	59	(140)	$2,082	$(5,934)
Class I
Shares sold	334	445	$12,821	$18,090
Reinvestment of distributions	339	19	12,386	723
Shares redeemed	(526)	(330)	(20,059)	(13,236)
Net increase (decrease)	147	134	$5,148	$5,577

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.85%
Actual		$1,000.00	$1,090.60	$4.43
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.08%
Actual		$1,000.00	$1,089.30	$5.63
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.63%
Actual		$1,000.00	$1,086.70	$8.48
Hypothetical-C		$1,000.00	$1,016.80	$8.20
Fidelity Value Strategies Fund	.56%
Actual		$1,000.00	$1,092.10	$2.92
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class K	.44%
Actual		$1,000.00	$1,092.90	$2.30
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class I	.62%
Actual		$1,000.00	$1,091.90	$3.23
Hypothetical-C		$1,000.00	$1,021.84	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SOI-K-SANN-0717
1.863339.108

Fidelity Advisor® Value Strategies Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
American Tower Corp.	3.4	2.4
Edison International	3.3	3.1
Sempra Energy	3.1	3.0
U.S. Bancorp	2.4	2.6
Synchrony Financial	2.2	2.7
American Electric Power Co., Inc.	2.2	2.0
Extra Space Storage, Inc.	2.2	1.9
Jazz Pharmaceuticals PLC	2.2	1.6
Equity Lifestyle Properties, Inc.	2.0	0.8
Douglas Emmett, Inc.	1.9	0.0
	24.9

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	18.3
Real Estate	13.8	11.2
Information Technology	11.5	11.8
Industrials	11.3	10.2
Consumer Discretionary	9.7	12.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.2%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 16.7%

As of November 30, 2016*
Stocks	99.0%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 16.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 1.7%
Delphi Automotive PLC	210,377	$18,507
Diversified Consumer Services - 2.9%
Houghton Mifflin Harcourt Co. (a)	1,039,456	12,837
Service Corp. International	553,650	17,650
		30,487
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	106,867	10,792
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	169,156	3,549
Media - 3.2%
Liberty Broadband Corp. Class C (a)	105,415	9,400
Liberty Global PLC Class C (a)	249,900	7,427
Sinclair Broadcast Group, Inc. Class A (b)	347,799	11,269
Twenty-First Century Fox, Inc. Class A	238,000	6,455
		34,551
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	305,313	6,760

TOTAL CONSUMER DISCRETIONARY		104,646

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Cott Corp.	896,364	11,825
Food & Staples Retailing - 1.8%
Kroger Co.	264,700	7,883
Whole Foods Market, Inc.	326,356	11,419
		19,302
Food Products - 1.2%
Darling International, Inc. (a)	839,122	13,149

TOTAL CONSUMER STAPLES		44,276

ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	227,230	12,532
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	152,500	7,706
Boardwalk Pipeline Partners, LP	740,936	13,389
Cabot Oil & Gas Corp.	330,200	7,327
ConocoPhillips Co.	302,300	13,510
EQT Corp.	96,200	5,317
GasLog Ltd. (b)	543,261	7,035
Teekay Corp. (b)	1,472,713	8,998
Teekay Offshore Partners LP	1,330,500	4,164
		67,446

TOTAL ENERGY		79,978

FINANCIALS - 16.3%
Banks - 5.1%
PNC Financial Services Group, Inc.	91,100	10,814
U.S. Bancorp	515,484	26,233
Wells Fargo & Co.	346,470	17,718
		54,765
Capital Markets - 3.6%
Apollo Global Management LLC Class A	443,250	11,981
Legg Mason, Inc.	370,317	13,654
The Blackstone Group LP	402,800	13,244
		38,879
Consumer Finance - 4.4%
Discover Financial Services	226,200	13,278
OneMain Holdings, Inc. (a)	445,100	10,041
Synchrony Financial	886,613	23,806
		47,125
Insurance - 3.2%
Chubb Ltd.	98,682	14,130
FNF Group	481,359	20,511
		34,641

TOTAL FINANCIALS		175,410

HEALTH CARE - 7.9%
Biotechnology - 2.4%
Amgen, Inc.	79,200	12,295
United Therapeutics Corp. (a)	112,300	13,576
		25,871
Health Care Providers & Services - 2.5%
Aetna, Inc.	69,400	10,053
Envision Healthcare Corp. (a)	127,151	6,944
Laboratory Corp. of America Holdings (a)	71,578	9,949
		26,946
Pharmaceuticals - 3.0%
Jazz Pharmaceuticals PLC (a)	160,400	23,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	332,300	9,258
		32,606

TOTAL HEALTH CARE		85,423

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
KLX, Inc. (a)	265,610	12,853
Rockwell Collins, Inc.	96,300	10,502
		23,355
Airlines - 1.2%
Delta Air Lines, Inc.	265,900	13,064
Commercial Services & Supplies - 1.6%
IWG PLC	1,635,100	7,001
KAR Auction Services, Inc.	231,200	10,073
		17,074
Construction & Engineering - 1.3%
AECOM (a)	450,400	14,462
Machinery - 2.8%
Allison Transmission Holdings, Inc.	451,275	17,473
Ingersoll-Rand PLC	135,700	12,159
		29,632
Road & Rail - 0.6%
Swift Transporation Co. (a)	282,800	6,773
Trading Companies & Distributors - 1.6%
AerCap Holdings NV (a)	393,437	17,319

TOTAL INDUSTRIALS		121,679

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	346,568	12,820
Electronic Equipment & Components - 1.6%
Jabil Circuit, Inc.	102,109	3,055
TE Connectivity Ltd.	176,981	13,955
		17,010
IT Services - 7.3%
Amdocs Ltd.	169,000	10,948
Cognizant Technology Solutions Corp. Class A	268,500	17,965
DXC Technology Co.	263,400	20,419
First Data Corp. Class A (a)	881,140	15,094
Total System Services, Inc.	227,900	13,571
		77,997
Semiconductors & Semiconductor Equipment - 1.4%
Qualcomm, Inc.	267,600	15,325

TOTAL INFORMATION TECHNOLOGY		123,152

MATERIALS - 8.6%
Chemicals - 6.9%
CF Industries Holdings, Inc.	348,953	9,387
E.I. du Pont de Nemours & Co.	233,600	18,436
Eastman Chemical Co.	216,934	17,379
LyondellBasell Industries NV Class A	178,492	14,372
Westlake Chemical Corp.	239,703	14,732
		74,306
Containers & Packaging - 1.7%
Ball Corp.	254,666	10,416
Sealed Air Corp.	178,100	7,911
		18,327

TOTAL MATERIALS		92,633

REAL ESTATE - 13.8%
Equity Real Estate Investment Trusts (REITs) - 12.5%
American Tower Corp.	278,208	36,496
Douglas Emmett, Inc.	551,900	20,950
Equinix, Inc.	43,600	19,228
Equity Lifestyle Properties, Inc.	253,700	21,412
Extra Space Storage, Inc.	301,728	23,375
Outfront Media, Inc.	551,504	12,602
		134,063
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	402,400	14,036

TOTAL REAL ESTATE		148,099

UTILITIES - 8.6%
Electric Utilities - 5.5%
American Electric Power Co., Inc.	325,742	23,382
Edison International	435,971	35,562
		58,944
Multi-Utilities - 3.1%
Sempra Energy	291,888	34,002

TOTAL UTILITIES		92,946

TOTAL COMMON STOCKS
(Cost $934,096)		1,068,242
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $9,900)	18,190	6,374
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.86% (c)	2,331,345	2,332
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	24,933,416	24,936
TOTAL MONEY MARKET FUNDS
(Cost $27,268)		27,268
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $971,264)		1,101,884
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(24,933)
NET ASSETS - 100%		$1,076,951

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11
Fidelity Securities Lending Cash Central Fund	27
Total	$38

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$104,646	$104,646	$--	$--
Consumer Staples	44,276	44,276	--	--
Energy	79,978	79,978	--	--
Financials	175,410	175,410	--	--
Health Care	85,423	85,423	--	--
Industrials	121,679	121,679	--	--
Information Technology	123,152	123,152	--	--
Materials	92,633	92,633	--	--
Real Estate	148,099	148,099	--	--
Utilities	92,946	92,946	--	--
Corporate Bonds	6,374	--	6,374	--
Money Market Funds	27,268	27,268	--	--
Total Investments in Securities:	$1,101,884	$1,095,510	$6,374	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Ireland	3.4%
Netherlands	2.9%
Switzerland	2.6%
Bailiwick of Jersey	2.4%
Marshall Islands	1.2%
Canada	1.1%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,947) — See accompanying schedule: Unaffiliated issuers (cost $943,996)	$1,074,616
Fidelity Central Funds (cost $27,268)	27,268
Total Investments (cost $971,264)		$1,101,884
Receivable for investments sold		2,632
Receivable for fund shares sold		240
Dividends receivable		1,285
Interest receivable		242
Distributions receivable from Fidelity Central Funds		9
Other receivables		11
Total assets		1,106,303
Liabilities
Payable for investments purchased	$1,145
Payable for fund shares redeemed	2,517
Accrued management fee	334
Distribution and service plan fees payable	188
Other affiliated payables	197
Other payables and accrued expenses	34
Collateral on securities loaned	24,937
Total liabilities		29,352
Net Assets		$1,076,951
Net Assets consist of:
Paid in capital		$892,078
Undistributed net investment income		6,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,620
Net Assets		$1,076,951
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($201,183 ÷ 5,681.8 shares)		$35.41
Maximum offering price per share (100/94.25 of $35.41)		$37.57
Class M:
Net Asset Value and redemption price per share ($259,598 ÷ 7,002.7 shares)		$37.07
Maximum offering price per share (100/96.50 of $37.07)		$38.41
Class C:
Net Asset Value and offering price per share ($44,530 ÷ 1,430.2 shares)(a)		$31.14
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($437,687 ÷ 10,748.1 shares)		$40.72
Class K:
Net Asset Value, offering price and redemption price per share ($63,354 ÷ 1,556.7 shares)		$40.70
Class I:
Net Asset Value, offering price and redemption price per share ($70,599 ÷ 1,837.4 shares)		$38.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$11,973
Interest		1,354
Income from Fidelity Central Funds		38
Total income		13,365
Expenses
Management fee
Basic fee	$3,166
Performance adjustment	(1,210)
Transfer agent fees	1,039
Distribution and service plan fees	1,143
Accounting and security lending fees	189
Custodian fees and expenses	21
Independent trustees' fees and expenses	3
Registration fees	70
Audit	33
Legal	4
Interest	4
Miscellaneous	6
Total expenses before reductions	4,468
Expense reductions	(53)	4,415
Net investment income (loss)		8,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,986
Fidelity Central Funds	(2)
Foreign currency transactions	(3)
Total net realized gain (loss)		46,981
Change in net unrealized appreciation (depreciation) on: Investment securities	49,448
Total change in net unrealized appreciation (depreciation)		49,448
Net gain (loss)		96,429
Net increase (decrease) in net assets resulting from operations		$105,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,950	$22,186
Net realized gain (loss)	46,981	392,411
Change in net unrealized appreciation (depreciation)	49,448	(369,931)
Net increase (decrease) in net assets resulting from operations	105,379	44,666
Distributions to shareholders from net investment income	(18,090)	(15,368)
Distributions to shareholders from net realized gain	(229,818)	(316)
Total distributions	(247,908)	(15,684)
Share transactions - net increase (decrease)	(143,630)	(80,508)
Total increase (decrease) in net assets	(286,159)	(51,526)
Net Assets
Beginning of period	1,363,110	1,414,636
End of period	$1,076,951	$1,363,110
Other Information
Undistributed net investment income end of period	$6,820	$15,960

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.25	$39.01	$38.91	$36.02	$27.62	$22.71
Income from Investment Operations
Net investment income (loss)A	.26	.56	.35	.25	.23	–B
Net realized and unrealized gain (loss)	2.97	1.09	.06	2.87	8.25	5.03
Total from investment operations	3.23	1.65	.41	3.12	8.48	5.03
Distributions from net investment income	(.56)	(.40)	(.28)C	(.23)	(.08)	(.12)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.07)D	(.41)	(.31)	(.23)	(.08)	(.12)
Net asset value, end of period	$35.41	$40.25	$39.01	$38.91	$36.02	$27.62
Total ReturnE,F,G	9.06%	4.33%	1.07%	8.74%	30.77%	22.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.86%	.93%	.96%	1.04%	1.21%
Expenses net of fee waivers, if any	.85%J	.86%	.93%	.96%	1.04%	1.21%
Expenses net of all reductions	.85%J	.86%	.93%	.96%	1.03%	1.21%
Net investment income (loss)	1.46%J	1.48%	.89%	.68%	.73%	- %B
Supplemental Data
Net assets, end of period (in millions)	$201	$203	$215	$233	$243	$203
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$41.72	$40.40	$40.28	$37.28	$28.58	$23.48
Income from Investment Operations
Net investment income (loss)A	.23	.49	.28	.18	.18	(.05)B
Net realized and unrealized gain (loss)	3.09	1.14	.06	2.98	8.54	5.22
Total from investment operations	3.32	1.63	.34	3.16	8.72	5.17
Distributions from net investment income	(.46)	(.30)	(.19)C	(.16)	(.02)	(.07)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(7.97)D	(.31)	(.22)	(.16)	(.02)	(.07)
Net asset value, end of period	$37.07	$41.72	$40.40	$40.28	$37.28	$28.58
Total ReturnE,F,G	8.93%	4.11%	.86%	8.51%	30.52%	22.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.08%	1.15%	1.17%	1.23%	1.38%
Expenses net of fee waivers, if any	1.08%J	1.08%	1.14%	1.17%	1.23%	1.38%
Expenses net of all reductions	1.07%J	1.07%	1.14%	1.17%	1.22%	1.38%
Net investment income (loss)	1.24%J	1.27%	.68%	.47%	.54%	(.17)%B
Supplemental Data
Net assets, end of period (in millions)	$260	$263	$294	$324	$335	$283
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.19	$35.12	$35.07	$32.52	$25.06	$20.64
Income from Investment Operations
Net investment income (loss)A	.11	.24	.05	(.03)	(.01)	(.17)B
Net realized and unrealized gain (loss)	2.65	.97	.07	2.60	7.47	4.59
Total from investment operations	2.76	1.21	.12	2.57	7.46	4.42
Distributions from net investment income	(.30)	(.13)	(.04)C	(.02)	–	–
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(7.81)D	(.14)	(.07)	(.02)	–	–
Net asset value, end of period	$31.14	$36.19	$35.12	$35.07	$32.52	$25.06
Total ReturnE,F,G	8.67%	3.49%	.33%	7.91%	29.77%	21.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.63%J	1.63%	1.70%	1.72%	1.78%	1.95%
Expenses net of fee waivers, if any	1.63%J	1.63%	1.69%	1.72%	1.78%	1.95%
Expenses net of all reductions	1.62%J	1.63%	1.69%	1.72%	1.77%	1.95%
Net investment income (loss)	.69%J	.72%	.13%	(.08)%	(.02)%	(.75)%B
Supplemental Data
Net assets, end of period (in millions)	$45	$44	$49	$53	$54	$43
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.17	$43.72	$43.56	$40.28	$30.89	$25.37
Income from Investment Operations
Net investment income (loss)A	.36	.76	.51	.40	.37	.09B
Net realized and unrealized gain (loss)	3.37	1.21	.07	3.21	9.20	5.62
Total from investment operations	3.73	1.97	.58	3.61	9.57	5.71
Distributions from net investment income	(.66)	(.51)	(.39)C	(.33)	(.18)	(.19)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.18)	(.52)	(.42)	(.33)	(.18)	(.19)
Net asset value, end of period	$40.72	$45.17	$43.72	$43.56	$40.28	$30.89
Total ReturnD,E	9.21%	4.64%	1.35%	9.05%	31.14%	22.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.56%	.67%	.69%	.73%	.89%
Expenses net of fee waivers, if any	.56%H	.56%	.67%	.69%	.73%	.89%
Expenses net of all reductions	.56%H	.55%	.66%	.69%	.72%	.89%
Net investment income (loss)	1.75%H	1.79%	1.16%	.95%	1.03%	.31%B
Supplemental Data
Net assets, end of period (in millions)	$438	$713	$716	$786	$681	$396
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.18	$43.74	$43.57	$40.28	$30.89	$25.38
Income from Investment Operations
Net investment income (loss)A	.38	.80	.58	.47	.43	.14B
Net realized and unrealized gain (loss)	3.38	1.22	.07	3.20	9.18	5.61
Total from investment operations	3.76	2.02	.65	3.67	9.61	5.75
Distributions from net investment income	(.72)	(.57)	(.45)C	(.38)	(.22)	(.24)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.24)	(.58)	(.48)	(.38)	(.22)	(.24)
Net asset value, end of period	$40.70	$45.18	$43.74	$43.57	$40.28	$30.89
Total ReturnD,E	9.29%	4.76%	1.51%	9.21%	31.34%	22.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.51%	.53%	.58%	.71%
Expenses net of fee waivers, if any	.44%H	.44%	.51%	.53%	.58%	.71%
Expenses net of all reductions	.43%H	.43%	.51%	.53%	.57%	.71%
Net investment income (loss)	1.88%H	1.91%	1.31%	1.11%	1.18%	.50%B
Supplemental Data
Net assets, end of period (in millions)	$63	$68	$72	$97	$119	$70
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$43.07	$41.71	$41.57	$38.46	$29.51	$24.26
Income from Investment Operations
Net investment income (loss)A	.33	.70	.48	.37	.34	.08B
Net realized and unrealized gain (loss)	3.20	1.15	.08	3.06	8.79	5.37
Total from investment operations	3.53	1.85	.56	3.43	9.13	5.45
Distributions from net investment income	(.66)	(.48)	(.39)C	(.32)	(.18)	(.20)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.18)	(.49)	(.42)	(.32)	(.18)	(.20)
Net asset value, end of period	$38.42	$43.07	$41.71	$41.57	$38.46	$29.51
Total ReturnD,E	9.19%	4.57%	1.36%	9.01%	31.11%	22.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.61%	.68%	.71%	.76%	.90%
Expenses net of fee waivers, if any	.62%H	.61%	.68%	.71%	.76%	.90%
Expenses net of all reductions	.61%H	.61%	.68%	.71%	.75%	.90%
Net investment income (loss)	1.70%H	1.74%	1.14%	.93%	1.00%	.31%B
Supplemental Data
Net assets, end of period (in millions)	$71	$73	$65	$86	$74	$66
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$165,568
Gross unrealized depreciation	(35,361)
Net unrealized appreciation (depreciation) on securities	$130,207
Tax cost	$971,677

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,802 and $613,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$255	$1
Class M	.25%	.25%	663	3
Class C	.75%	.25%	225	8
			$1,143	$12

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	3
Class C(a)	1
$13

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$215.21
Class M	244.18
Class C	52.23
Fidelity Value Strategies Fund	428.17
Class K	16.05
Class I	84.22
	$1,039

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,420.84%		$3

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,859. The weighted average interest rate was 1.16%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$2,766	$2,186
Class M	2,831	2,155
Class C	357	187
Fidelity Value Strategies Fund	9,926	9,139
Class K	1,087	955
Class I	1,123	746
Total	$18,090	$15,368
From net realized gain
Class A	$37,462	$49
Class M	46,673	65
Class C	9,088	13
Fidelity Value Strategies Fund	112,547	160
Class K	11,298	15
Class I	12,750	14
Total	$229,818	$316

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	192	471	$6,787	$17,474
Reinvestment of distributions	1,127	58	37,943	2,110
Shares redeemed	(683)	(998)	(24,175)	(37,279)
Net increase (decrease)	636	(469)	$20,555	$(17,695)
Class M
Shares sold	232	349	$8,465	$13,447
Reinvestment of distributions	1,294	54	45,666	2,045
Shares redeemed	(821)	(1,385)	(30,524)	(53,890)
Net increase (decrease)	705	(982)	$23,607	$(38,398)
Class B
Shares sold	–	–	$–	$9
Shares redeemed	–	(110)	–	(3,723)
Net increase (decrease)	–	(110)	$–	$(3,714)
Class C
Shares sold	53	78	$1,654	$2,605
Reinvestment of distributions	307	6	9,116	191
Shares redeemed	(150)	(263)	(4,672)	(8,759)
Net increase (decrease)	210	(179)	$6,098	$(5,963)
Fidelity Value Strategies Fund
Shares sold	772	9,301	$33,461	$395,357
Reinvestment of distributions	2,966	182	114,742	7,409
Shares redeemed	(8,769)	(10,077)	(349,323)	(417,147)
Net increase (decrease)	(5,031)	(594)	$(201,120)	$(14,381)
Class K
Shares sold	164	480	$6,706	$20,396
Reinvestment of distributions	321	24	12,385	970
Shares redeemed	(426)	(644)	(17,009)	(27,300)
Net increase (decrease)	59	(140)	$2,082	$(5,934)
Class I
Shares sold	334	445	$12,821	$18,090
Reinvestment of distributions	339	19	12,386	723
Shares redeemed	(526)	(330)	(20,059)	(13,236)
Net increase (decrease)	147	134	$5,148	$5,577

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.85%
Actual		$1,000.00	$1,090.60	$4.43
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.08%
Actual		$1,000.00	$1,089.30	$5.63
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.63%
Actual		$1,000.00	$1,086.70	$8.48
Hypothetical-C		$1,000.00	$1,016.80	$8.20
Fidelity Value Strategies Fund	.56%
Actual		$1,000.00	$1,092.10	$2.92
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class K	.44%
Actual		$1,000.00	$1,092.90	$2.30
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class I	.62%
Actual		$1,000.00	$1,091.90	$3.23
Hypothetical-C		$1,000.00	$1,021.84	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SO-SANN-0717
1.704744.119

Fidelity® Value Strategies Fund Semi-Annual Report May 31, 2017 Fidelity® Value Strategies Fund is a class of Fidelity Advisor® Value Strategies Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
American Tower Corp.	3.4	2.4
Edison International	3.3	3.1
Sempra Energy	3.1	3.0
U.S. Bancorp	2.4	2.6
Synchrony Financial	2.2	2.7
American Electric Power Co., Inc.	2.2	2.0
Extra Space Storage, Inc.	2.2	1.9
Jazz Pharmaceuticals PLC	2.2	1.6
Equity Lifestyle Properties, Inc.	2.0	0.8
Douglas Emmett, Inc.	1.9	0.0
	24.9

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	18.3
Real Estate	13.8	11.2
Information Technology	11.5	11.8
Industrials	11.3	10.2
Consumer Discretionary	9.7	12.5

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.2%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 16.7%

As of November 30, 2016*
Stocks	99.0%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 16.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 1.7%
Delphi Automotive PLC	210,377	$18,507
Diversified Consumer Services - 2.9%
Houghton Mifflin Harcourt Co. (a)	1,039,456	12,837
Service Corp. International	553,650	17,650
		30,487
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	106,867	10,792
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	169,156	3,549
Media - 3.2%
Liberty Broadband Corp. Class C (a)	105,415	9,400
Liberty Global PLC Class C (a)	249,900	7,427
Sinclair Broadcast Group, Inc. Class A (b)	347,799	11,269
Twenty-First Century Fox, Inc. Class A	238,000	6,455
		34,551
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	305,313	6,760

TOTAL CONSUMER DISCRETIONARY		104,646

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Cott Corp.	896,364	11,825
Food & Staples Retailing - 1.8%
Kroger Co.	264,700	7,883
Whole Foods Market, Inc.	326,356	11,419
		19,302
Food Products - 1.2%
Darling International, Inc. (a)	839,122	13,149

TOTAL CONSUMER STAPLES		44,276

ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	227,230	12,532
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	152,500	7,706
Boardwalk Pipeline Partners, LP	740,936	13,389
Cabot Oil & Gas Corp.	330,200	7,327
ConocoPhillips Co.	302,300	13,510
EQT Corp.	96,200	5,317
GasLog Ltd. (b)	543,261	7,035
Teekay Corp. (b)	1,472,713	8,998
Teekay Offshore Partners LP	1,330,500	4,164
		67,446

TOTAL ENERGY		79,978

FINANCIALS - 16.3%
Banks - 5.1%
PNC Financial Services Group, Inc.	91,100	10,814
U.S. Bancorp	515,484	26,233
Wells Fargo & Co.	346,470	17,718
		54,765
Capital Markets - 3.6%
Apollo Global Management LLC Class A	443,250	11,981
Legg Mason, Inc.	370,317	13,654
The Blackstone Group LP	402,800	13,244
		38,879
Consumer Finance - 4.4%
Discover Financial Services	226,200	13,278
OneMain Holdings, Inc. (a)	445,100	10,041
Synchrony Financial	886,613	23,806
		47,125
Insurance - 3.2%
Chubb Ltd.	98,682	14,130
FNF Group	481,359	20,511
		34,641

TOTAL FINANCIALS		175,410

HEALTH CARE - 7.9%
Biotechnology - 2.4%
Amgen, Inc.	79,200	12,295
United Therapeutics Corp. (a)	112,300	13,576
		25,871
Health Care Providers & Services - 2.5%
Aetna, Inc.	69,400	10,053
Envision Healthcare Corp. (a)	127,151	6,944
Laboratory Corp. of America Holdings (a)	71,578	9,949
		26,946
Pharmaceuticals - 3.0%
Jazz Pharmaceuticals PLC (a)	160,400	23,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	332,300	9,258
		32,606

TOTAL HEALTH CARE		85,423

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
KLX, Inc. (a)	265,610	12,853
Rockwell Collins, Inc.	96,300	10,502
		23,355
Airlines - 1.2%
Delta Air Lines, Inc.	265,900	13,064
Commercial Services & Supplies - 1.6%
IWG PLC	1,635,100	7,001
KAR Auction Services, Inc.	231,200	10,073
		17,074
Construction & Engineering - 1.3%
AECOM (a)	450,400	14,462
Machinery - 2.8%
Allison Transmission Holdings, Inc.	451,275	17,473
Ingersoll-Rand PLC	135,700	12,159
		29,632
Road & Rail - 0.6%
Swift Transporation Co. (a)	282,800	6,773
Trading Companies & Distributors - 1.6%
AerCap Holdings NV (a)	393,437	17,319

TOTAL INDUSTRIALS		121,679

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	346,568	12,820
Electronic Equipment & Components - 1.6%
Jabil Circuit, Inc.	102,109	3,055
TE Connectivity Ltd.	176,981	13,955
		17,010
IT Services - 7.3%
Amdocs Ltd.	169,000	10,948
Cognizant Technology Solutions Corp. Class A	268,500	17,965
DXC Technology Co.	263,400	20,419
First Data Corp. Class A (a)	881,140	15,094
Total System Services, Inc.	227,900	13,571
		77,997
Semiconductors & Semiconductor Equipment - 1.4%
Qualcomm, Inc.	267,600	15,325

TOTAL INFORMATION TECHNOLOGY		123,152

MATERIALS - 8.6%
Chemicals - 6.9%
CF Industries Holdings, Inc.	348,953	9,387
E.I. du Pont de Nemours & Co.	233,600	18,436
Eastman Chemical Co.	216,934	17,379
LyondellBasell Industries NV Class A	178,492	14,372
Westlake Chemical Corp.	239,703	14,732
		74,306
Containers & Packaging - 1.7%
Ball Corp.	254,666	10,416
Sealed Air Corp.	178,100	7,911
		18,327

TOTAL MATERIALS		92,633

REAL ESTATE - 13.8%
Equity Real Estate Investment Trusts (REITs) - 12.5%
American Tower Corp.	278,208	36,496
Douglas Emmett, Inc.	551,900	20,950
Equinix, Inc.	43,600	19,228
Equity Lifestyle Properties, Inc.	253,700	21,412
Extra Space Storage, Inc.	301,728	23,375
Outfront Media, Inc.	551,504	12,602
		134,063
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	402,400	14,036

TOTAL REAL ESTATE		148,099

UTILITIES - 8.6%
Electric Utilities - 5.5%
American Electric Power Co., Inc.	325,742	23,382
Edison International	435,971	35,562
		58,944
Multi-Utilities - 3.1%
Sempra Energy	291,888	34,002

TOTAL UTILITIES		92,946

TOTAL COMMON STOCKS
(Cost $934,096)		1,068,242
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $9,900)	18,190	6,374
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.86% (c)	2,331,345	2,332
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	24,933,416	24,936
TOTAL MONEY MARKET FUNDS
(Cost $27,268)		27,268
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $971,264)		1,101,884
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(24,933)
NET ASSETS - 100%		$1,076,951

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11
Fidelity Securities Lending Cash Central Fund	27
Total	$38

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$104,646	$104,646	$--	$--
Consumer Staples	44,276	44,276	--	--
Energy	79,978	79,978	--	--
Financials	175,410	175,410	--	--
Health Care	85,423	85,423	--	--
Industrials	121,679	121,679	--	--
Information Technology	123,152	123,152	--	--
Materials	92,633	92,633	--	--
Real Estate	148,099	148,099	--	--
Utilities	92,946	92,946	--	--
Corporate Bonds	6,374	--	6,374	--
Money Market Funds	27,268	27,268	--	--
Total Investments in Securities:	$1,101,884	$1,095,510	$6,374	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Ireland	3.4%
Netherlands	2.9%
Switzerland	2.6%
Bailiwick of Jersey	2.4%
Marshall Islands	1.2%
Canada	1.1%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,947) — See accompanying schedule: Unaffiliated issuers (cost $943,996)	$1,074,616
Fidelity Central Funds (cost $27,268)	27,268
Total Investments (cost $971,264)		$1,101,884
Receivable for investments sold		2,632
Receivable for fund shares sold		240
Dividends receivable		1,285
Interest receivable		242
Distributions receivable from Fidelity Central Funds		9
Other receivables		11
Total assets		1,106,303
Liabilities
Payable for investments purchased	$1,145
Payable for fund shares redeemed	2,517
Accrued management fee	334
Distribution and service plan fees payable	188
Other affiliated payables	197
Other payables and accrued expenses	34
Collateral on securities loaned	24,937
Total liabilities		29,352
Net Assets		$1,076,951
Net Assets consist of:
Paid in capital		$892,078
Undistributed net investment income		6,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,620
Net Assets		$1,076,951
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($201,183 ÷ 5,681.8 shares)		$35.41
Maximum offering price per share (100/94.25 of $35.41)		$37.57
Class M:
Net Asset Value and redemption price per share ($259,598 ÷ 7,002.7 shares)		$37.07
Maximum offering price per share (100/96.50 of $37.07)		$38.41
Class C:
Net Asset Value and offering price per share ($44,530 ÷ 1,430.2 shares)(a)		$31.14
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($437,687 ÷ 10,748.1 shares)		$40.72
Class K:
Net Asset Value, offering price and redemption price per share ($63,354 ÷ 1,556.7 shares)		$40.70
Class I:
Net Asset Value, offering price and redemption price per share ($70,599 ÷ 1,837.4 shares)		$38.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$11,973
Interest		1,354
Income from Fidelity Central Funds		38
Total income		13,365
Expenses
Management fee
Basic fee	$3,166
Performance adjustment	(1,210)
Transfer agent fees	1,039
Distribution and service plan fees	1,143
Accounting and security lending fees	189
Custodian fees and expenses	21
Independent trustees' fees and expenses	3
Registration fees	70
Audit	33
Legal	4
Interest	4
Miscellaneous	6
Total expenses before reductions	4,468
Expense reductions	(53)	4,415
Net investment income (loss)		8,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,986
Fidelity Central Funds	(2)
Foreign currency transactions	(3)
Total net realized gain (loss)		46,981
Change in net unrealized appreciation (depreciation) on: Investment securities	49,448
Total change in net unrealized appreciation (depreciation)		49,448
Net gain (loss)		96,429
Net increase (decrease) in net assets resulting from operations		$105,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,950	$22,186
Net realized gain (loss)	46,981	392,411
Change in net unrealized appreciation (depreciation)	49,448	(369,931)
Net increase (decrease) in net assets resulting from operations	105,379	44,666
Distributions to shareholders from net investment income	(18,090)	(15,368)
Distributions to shareholders from net realized gain	(229,818)	(316)
Total distributions	(247,908)	(15,684)
Share transactions - net increase (decrease)	(143,630)	(80,508)
Total increase (decrease) in net assets	(286,159)	(51,526)
Net Assets
Beginning of period	1,363,110	1,414,636
End of period	$1,076,951	$1,363,110
Other Information
Undistributed net investment income end of period	$6,820	$15,960

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.25	$39.01	$38.91	$36.02	$27.62	$22.71
Income from Investment Operations
Net investment income (loss)A	.26	.56	.35	.25	.23	–B
Net realized and unrealized gain (loss)	2.97	1.09	.06	2.87	8.25	5.03
Total from investment operations	3.23	1.65	.41	3.12	8.48	5.03
Distributions from net investment income	(.56)	(.40)	(.28)C	(.23)	(.08)	(.12)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.07)D	(.41)	(.31)	(.23)	(.08)	(.12)
Net asset value, end of period	$35.41	$40.25	$39.01	$38.91	$36.02	$27.62
Total ReturnE,F,G	9.06%	4.33%	1.07%	8.74%	30.77%	22.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.86%	.93%	.96%	1.04%	1.21%
Expenses net of fee waivers, if any	.85%J	.86%	.93%	.96%	1.04%	1.21%
Expenses net of all reductions	.85%J	.86%	.93%	.96%	1.03%	1.21%
Net investment income (loss)	1.46%J	1.48%	.89%	.68%	.73%	- %B
Supplemental Data
Net assets, end of period (in millions)	$201	$203	$215	$233	$243	$203
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$41.72	$40.40	$40.28	$37.28	$28.58	$23.48
Income from Investment Operations
Net investment income (loss)A	.23	.49	.28	.18	.18	(.05)B
Net realized and unrealized gain (loss)	3.09	1.14	.06	2.98	8.54	5.22
Total from investment operations	3.32	1.63	.34	3.16	8.72	5.17
Distributions from net investment income	(.46)	(.30)	(.19)C	(.16)	(.02)	(.07)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(7.97)D	(.31)	(.22)	(.16)	(.02)	(.07)
Net asset value, end of period	$37.07	$41.72	$40.40	$40.28	$37.28	$28.58
Total ReturnE,F,G	8.93%	4.11%	.86%	8.51%	30.52%	22.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.08%	1.15%	1.17%	1.23%	1.38%
Expenses net of fee waivers, if any	1.08%J	1.08%	1.14%	1.17%	1.23%	1.38%
Expenses net of all reductions	1.07%J	1.07%	1.14%	1.17%	1.22%	1.38%
Net investment income (loss)	1.24%J	1.27%	.68%	.47%	.54%	(.17)%B
Supplemental Data
Net assets, end of period (in millions)	$260	$263	$294	$324	$335	$283
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.19	$35.12	$35.07	$32.52	$25.06	$20.64
Income from Investment Operations
Net investment income (loss)A	.11	.24	.05	(.03)	(.01)	(.17)B
Net realized and unrealized gain (loss)	2.65	.97	.07	2.60	7.47	4.59
Total from investment operations	2.76	1.21	.12	2.57	7.46	4.42
Distributions from net investment income	(.30)	(.13)	(.04)C	(.02)	–	–
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(7.81)D	(.14)	(.07)	(.02)	–	–
Net asset value, end of period	$31.14	$36.19	$35.12	$35.07	$32.52	$25.06
Total ReturnE,F,G	8.67%	3.49%	.33%	7.91%	29.77%	21.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.63%J	1.63%	1.70%	1.72%	1.78%	1.95%
Expenses net of fee waivers, if any	1.63%J	1.63%	1.69%	1.72%	1.78%	1.95%
Expenses net of all reductions	1.62%J	1.63%	1.69%	1.72%	1.77%	1.95%
Net investment income (loss)	.69%J	.72%	.13%	(.08)%	(.02)%	(.75)%B
Supplemental Data
Net assets, end of period (in millions)	$45	$44	$49	$53	$54	$43
Portfolio turnover rateK	40%J	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.17	$43.72	$43.56	$40.28	$30.89	$25.37
Income from Investment Operations
Net investment income (loss)A	.36	.76	.51	.40	.37	.09B
Net realized and unrealized gain (loss)	3.37	1.21	.07	3.21	9.20	5.62
Total from investment operations	3.73	1.97	.58	3.61	9.57	5.71
Distributions from net investment income	(.66)	(.51)	(.39)C	(.33)	(.18)	(.19)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.18)	(.52)	(.42)	(.33)	(.18)	(.19)
Net asset value, end of period	$40.72	$45.17	$43.72	$43.56	$40.28	$30.89
Total ReturnD,E	9.21%	4.64%	1.35%	9.05%	31.14%	22.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.56%	.67%	.69%	.73%	.89%
Expenses net of fee waivers, if any	.56%H	.56%	.67%	.69%	.73%	.89%
Expenses net of all reductions	.56%H	.55%	.66%	.69%	.72%	.89%
Net investment income (loss)	1.75%H	1.79%	1.16%	.95%	1.03%	.31%B
Supplemental Data
Net assets, end of period (in millions)	$438	$713	$716	$786	$681	$396
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.18	$43.74	$43.57	$40.28	$30.89	$25.38
Income from Investment Operations
Net investment income (loss)A	.38	.80	.58	.47	.43	.14B
Net realized and unrealized gain (loss)	3.38	1.22	.07	3.20	9.18	5.61
Total from investment operations	3.76	2.02	.65	3.67	9.61	5.75
Distributions from net investment income	(.72)	(.57)	(.45)C	(.38)	(.22)	(.24)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.24)	(.58)	(.48)	(.38)	(.22)	(.24)
Net asset value, end of period	$40.70	$45.18	$43.74	$43.57	$40.28	$30.89
Total ReturnD,E	9.29%	4.76%	1.51%	9.21%	31.34%	22.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.51%	.53%	.58%	.71%
Expenses net of fee waivers, if any	.44%H	.44%	.51%	.53%	.58%	.71%
Expenses net of all reductions	.43%H	.43%	.51%	.53%	.57%	.71%
Net investment income (loss)	1.88%H	1.91%	1.31%	1.11%	1.18%	.50%B
Supplemental Data
Net assets, end of period (in millions)	$63	$68	$72	$97	$119	$70
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$43.07	$41.71	$41.57	$38.46	$29.51	$24.26
Income from Investment Operations
Net investment income (loss)A	.33	.70	.48	.37	.34	.08B
Net realized and unrealized gain (loss)	3.20	1.15	.08	3.06	8.79	5.37
Total from investment operations	3.53	1.85	.56	3.43	9.13	5.45
Distributions from net investment income	(.66)	(.48)	(.39)C	(.32)	(.18)	(.20)
Distributions from net realized gain	(7.52)	(.01)	(.03)C	–	–	–
Total distributions	(8.18)	(.49)	(.42)	(.32)	(.18)	(.20)
Net asset value, end of period	$38.42	$43.07	$41.71	$41.57	$38.46	$29.51
Total ReturnD,E	9.19%	4.57%	1.36%	9.01%	31.11%	22.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.61%	.68%	.71%	.76%	.90%
Expenses net of fee waivers, if any	.62%H	.61%	.68%	.71%	.76%	.90%
Expenses net of all reductions	.61%H	.61%	.68%	.71%	.75%	.90%
Net investment income (loss)	1.70%H	1.74%	1.14%	.93%	1.00%	.31%B
Supplemental Data
Net assets, end of period (in millions)	$71	$73	$65	$86	$74	$66
Portfolio turnover rateI	40%H	121%	9%	6%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$165,568
Gross unrealized depreciation	(35,361)
Net unrealized appreciation (depreciation) on securities	$130,207
Tax cost	$971,677

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,802 and $613,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$255	$1
Class M	.25%	.25%	663	3
Class C	.75%	.25%	225	8
			$1,143	$12

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	3
Class C(a)	1
$13

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$215.21
Class M	244.18
Class C	52.23
Fidelity Value Strategies Fund	428.17
Class K	16.05
Class I	84.22
	$1,039

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,420.84%		$3

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,859. The weighted average interest rate was 1.16%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$2,766	$2,186
Class M	2,831	2,155
Class C	357	187
Fidelity Value Strategies Fund	9,926	9,139
Class K	1,087	955
Class I	1,123	746
Total	$18,090	$15,368
From net realized gain
Class A	$37,462	$49
Class M	46,673	65
Class C	9,088	13
Fidelity Value Strategies Fund	112,547	160
Class K	11,298	15
Class I	12,750	14
Total	$229,818	$316

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	192	471	$6,787	$17,474
Reinvestment of distributions	1,127	58	37,943	2,110
Shares redeemed	(683)	(998)	(24,175)	(37,279)
Net increase (decrease)	636	(469)	$20,555	$(17,695)
Class M
Shares sold	232	349	$8,465	$13,447
Reinvestment of distributions	1,294	54	45,666	2,045
Shares redeemed	(821)	(1,385)	(30,524)	(53,890)
Net increase (decrease)	705	(982)	$23,607	$(38,398)
Class B
Shares sold	–	–	$–	$9
Shares redeemed	–	(110)	–	(3,723)
Net increase (decrease)	–	(110)	$–	$(3,714)
Class C
Shares sold	53	78	$1,654	$2,605
Reinvestment of distributions	307	6	9,116	191
Shares redeemed	(150)	(263)	(4,672)	(8,759)
Net increase (decrease)	210	(179)	$6,098	$(5,963)
Fidelity Value Strategies Fund
Shares sold	772	9,301	$33,461	$395,357
Reinvestment of distributions	2,966	182	114,742	7,409
Shares redeemed	(8,769)	(10,077)	(349,323)	(417,147)
Net increase (decrease)	(5,031)	(594)	$(201,120)	$(14,381)
Class K
Shares sold	164	480	$6,706	$20,396
Reinvestment of distributions	321	24	12,385	970
Shares redeemed	(426)	(644)	(17,009)	(27,300)
Net increase (decrease)	59	(140)	$2,082	$(5,934)
Class I
Shares sold	334	445	$12,821	$18,090
Reinvestment of distributions	339	19	12,386	723
Shares redeemed	(526)	(330)	(20,059)	(13,236)
Net increase (decrease)	147	134	$5,148	$5,577

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.85%
Actual		$1,000.00	$1,090.60	$4.43
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.08%
Actual		$1,000.00	$1,089.30	$5.63
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.63%
Actual		$1,000.00	$1,086.70	$8.48
Hypothetical-C		$1,000.00	$1,016.80	$8.20
Fidelity Value Strategies Fund	.56%
Actual		$1,000.00	$1,092.10	$2.92
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class K	.44%
Actual		$1,000.00	$1,092.90	$2.30
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class I	.62%
Actual		$1,000.00	$1,091.90	$3.23
Hypothetical-C		$1,000.00	$1,021.84	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SOI-SANN-0717
1.704746.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017